UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-07851

_Franklin Templeton Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: _12/31/13

Item 1. Reports to Stockholders.

DECEMBER 31, 2013

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton Conservative Allocation Fund

Franklin Templeton Moderate Allocation Fund

Franklin Templeton Growth Allocation Fund

Sign up for electronic delivery at **franklintempleton.com/edelivery**

ASSET ALLOCATION

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Annual Report		Franklin Templeton		Report of Independent
				Growth Allocation Fund	25	Registered Public
		Economic and Market Overview	3			Accounting Firm	78

		Franklin Templeton		Financial Highlights and
		Conservative Allocation Fund	5	Statements of Investments	35	Tax Information	79

				Financial Statements	56	Board Members and Officers	82
		Franklin Templeton
		Moderate Allocation Fund	15	Notes to Financial Statements	61	Shareholder Information	87

| 1

Annual Report

Economic and Market Overview

The 12 months under review were characterized by reinvigorated policy support and an economic recovery in developed markets. However, differences in global economic trends corresponded with increasingly divergent monetary policies, and growth in emerging market economies tended to slow. The central banks of key developed markets generally reaffirmed their accommodative monetary stances while some emerging market counterparts tightened policy rates as they sought to control inflation and currency depreciation.

In the U.S., economic growth and employment trends generally exceeded expectations, underpinned by consumer and business spending and rising inventories. Historically low mortgage rates and improving sentiment aided the housing market recovery, evidenced by solid new and existing home sales, rising home prices, low inventories and multi-year lows in new foreclosures. The U.S. Federal Reserve Board (Fed) expanded its asset purchase program to $85 billion per month from $40 billion early in the year. After encouraging economic and employment reports, the Fed announced in December it would reduce its monthly bond purchases by $10 billion beginning in January 2014; however, the Fed committed to keeping interest rates low. In October, the federal government temporarily shut down after Congress failed to authorize routine federal funding amid a disagreement over a new health care law. However, Congress subsequently agreed to fund the government through early 2014 and later passed a two-year budget deal that could ease automatic spending cuts and lower the risk of another shutdown.

Outside the U.S., the eurozone emerged from its longest recession on record during the second half of 2013 and Japan’s growth moderated. The European Central Bank reduced its policy rate to a record low and pledged to maintain systemic support following political turmoil in Greece, Spain, Portugal and Italy. Germany’s re-election of Chancellor Angela Merkel was largely perceived as a vote of support for ongoing eurozone reform measures. In Asia, the Bank of Japan set an explicit inflation target and pledged to double bond purchases in an unprecedented wave of policy reform. The U.S. dollar fell versus the euro but rose versus the Japanese yen in 2013.

Growth in many emerging markets moderated based on lower domestic demand, falling exports and weakening commodity prices. Political turmoil in certain emerging markets, the Fed’s potential tapering of its asset purchase program and the Chinese central bank’s effort to tighten liquidity to curb real estate and credit speculation led to a sell-off in emerging market equities and

Annual Report | 3

a sharp depreciation in regional currencies against the U.S. dollar. Central banks in Brazil, India and Indonesia raised interest rates in the second half of 2013 as they sought to curb inflation.

The stock market rally in developed markets accelerated during 2013 amid redoubled central bank commitments, continued corporate earnings strength and increasing signs of economic progress. Emerging market stocks rebounded toward period-end, although Latin American stocks trailed their emerging market peers. Oil prices rallied in the third quarter and rose for the year mainly owing to supply concerns related to geopolitical turmoil, but gold posted its largest annual price decline in more than three decades. Increasingly divergent economic and political circumstances during the period resulted in declining market correlations, which many bottom-up investors perceived as more favorable.

The foregoing information reflects our analysis and opinions as of December 31, 2013. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Franklin Templeton Conservative Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Conservative Allocation

Fund seeks the highest level of long-term total return consistent with a lower level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
SOI, which begins on page 40.

Annual Report | 5

Top 10 Fund Holdings
Franklin Templeton
Conservative Allocation Fund
12/31/13
% of Total
Net Assets
Templeton Global Total Return Fund –
Class R6	17.3%
Franklin U.S. Government Securities
Fund – Class R6	11.5%
Franklin Low Duration Total Return
Fund – Class R6	9.8%
Franklin Growth Fund – Class R6	9.5%
Franklin Rising Dividends Fund –
Class R6	6.5%
Franklin Strategic Income Fund –
Class R6	5.6%
iShares Intermediate Credit Bond, ETF	4.8%
Franklin DynaTech Fund – Class R6	4.2%
Templeton Foreign Fund – Class R6	4.0%
Mutual European Fund – Class R6	3.8%

Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, produced total returns of +32.39% and +23.29%.2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.02% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Templeton Conservative Allocation Fund allocated 51.9% of total net assets to fixed income and 44.2% of total net assets to equity. Domestic fixed income exposure was 60.9% of the total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6, representing 17.3% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 68.6% of the Fund’s total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013,

2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

6 | Annual Report

we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 9.5% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays U.S. Aggregate Index while Franklin U.S. Government Securities Fund – Class R6 performed better than the index.

Thank you for your continued participation in Franklin Templeton Conservative Allocation Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 12/31/13

Franklin Templeton Conservative Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTCIX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	0.59	$14.65	$14.06
Distributions (1/1/13–12/31/13)
Dividend Income	$0.3235
Long-Term Capital Gain	$0.5190
Total	$0.8425
Class C (Symbol: FTCCX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	0.57	$14.40	$13.83
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2186
Long-Term Capital Gain	$0.5190
Total	$0.7376
Class R (Symbol: FTCRX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	0.59	$14.60	$14.01
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2857
Long-Term Capital Gain	$0.5190
Total	$0.8047
Class R6 (Symbol: n/a)			Change	12/31/13	5/1/13
Net Asset Value (NAV)		+$	0.01	$14.63	$14.62
Distributions (5/1/13–12/31/13)
Dividend Income	$0.3288
Long-Term Capital Gain	$0.5190
Total	$0.8478
Advisor Class (Symbol: FTCZX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	0.59	$14.64	$14.05
Distributions (1/1/13–12/31/13)
Dividend Income	$0.3598
Long-Term Capital Gain	$0.5190
Total	$0.8788

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	10.39%	+	55.80%	+	77.35%
Average Annual Total Return[3]	+	4.02%	+	7.98%	+	5.27%
Value of $10,000 Investment[4]		$10,402		$14,679		$16,711
Total Annual Operating Expenses[5]		1.14% (with waiver)		1.15% (without waiver)
Class C		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	9.61%	+	50.12%	+	64.57%
Average Annual Total Return[3]	+	8.61%	+	8.46%	+	5.11%
Value of $10,000 Investment[4]		$10,861		$15,012		$16,457
Total Annual Operating Expenses[5]		1.89% (with waiver)		1.90% (without waiver)
Class R		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	10.14%	+	53.93%	+	73.03%
Average Annual Total Return[3]	+	10.14%	+	9.01%	+	5.64%
Value of $10,000 Investment[4]		$11,014		$15,393		$17,303
Total Annual Operating Expenses[5]		1.39% (with waiver)		1.40% (without waiver)
Class R6						Inception (5/1/13)
Cumulative Total Return[2]					+	6.06%
Aggregate Total Return[6]					+	6.06%
Value of $10,000 Investment[4]						$10,606
Total Annual Operating Expenses[5]		0.77% (with waiver)		0.78% (without waiver)
Advisor Class[7]		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	10.67%	+	57.76%	+	80.90%
Average Annual Total Return[3]	+	10.67%	+	9.55%	+	6.11%
Value of $10,000 Investment[4]		$11,067		$15,776		$18,090
Total Annual Operating Expenses[5]		0.89% (with waiver)		0.90% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

Annual Report | 11

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Advisor Class:	Shares are available to certain eligible investors as described in the prospectus. Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/14 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

7. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +61.21% and +6.09%.

8. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

12 | Annual Report

Your Fund’s Expenses

Franklin Templeton Conservative Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,084.10	$3.31	$6.36
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21	$6.16
Class C
Actual	$1,000	$1,080.00	$7.23	$10.28
Hypothetical (5% return before expenses)	$1,000	$1,018.25	$7.02	$9.96
Class R
Actual	$1,000	$1,083.00	$4.62	$7.67
Hypothetical (5% return before expenses)	$1,000	$1,020.77	$4.48	$7.43
Class R6
Actual	$1,000	$1,086.20	$1.47	$4.52
Hypothetical (5% return before expenses)	$1,000	$1,023.79	$1.43	$4.38
Advisor Class
Actual	$1,000	$1,085.50	$2.00	$5.05
Hypothetical (5% return before expenses)	$1,000	$1,023.29	$1.94	$4.89

14 | Annual Report

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.63%; C: 1.38%; R: 0.88%; R6: 0.28%; and Advisor: 0.38%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.21%; C: 1.96%; R: 1.46%; R6: 0.86%; and Advisor: 0.96%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Franklin Templeton Moderate Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Moderate Allocation Fund

seeks the highest level of long-term total return consistent with a moderate level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Templeton Moderate Allocation Fund covers the fiscal year ended December 31, 2013.

Performance Overview

Franklin Templeton Moderate Allocation Fund – Class A delivered a +14.35%
cumulative total return for the 12 months under review. By comparison, the
Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and MSCI Europe, Australasia, Far
East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, produced total returns of +32.39%

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
SOI, which begins on page 47.

Annual Report | 15

Top 10 Fund Holdings
Franklin Templeton
Moderate Allocation Fund
12/31/13
% of Total
Net Assets
Franklin Growth Fund – Class R6	12.7%
Templeton Global Total Return Fund –
Class R6	12.1%
Franklin Rising Dividends Fund –
Class R6	8.4%
Franklin U.S. Government Securities
Fund – Class R6	8.2%
Franklin Low Duration Total Return
Fund – Class R6	7.2%
Templeton Foreign Fund – Class R6	5.3%
Franklin DynaTech Fund – Class R6	5.2%
Mutual European Fund – Class R6	5.0%
Franklin Strategic Income Fund –
Class R6	4.0%
Franklin Utilities Fund – Class R6	3.7%

and +23.29%.2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.02% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 18.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Templeton Moderate Allocation Fund allocated 59.7% of total net assets to equity and 37.2% to fixed income. Domestic equity exposure was 68.7% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, representing 12.7% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 61.6% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 12.1% of total net assets.

2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

16 | Annual Report

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays U.S. Aggregate Index while Franklin U.S. Government Securities Fund – Class R6 performed better than the index.

Thank you for your continued participation in Franklin Templeton Moderate Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 17

Performance Summary as of 12/31/13

Franklin Templeton Moderate Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FMTIX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.19	$15.78	$14.59
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2960
Short-Term Capital Gain	$0.0034
Long-Term Capital Gain	$0.5557
Total	$0.8551
Class C (Symbol: FTMTX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.14	$15.42	$14.28
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1853
Short-Term Capital Gain	$0.0034
Long-Term Capital Gain	$0.5557
Total	$0.7444
Class R (Symbol: FTMRX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.18	$15.73	$14.55
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2569
Short-Term Capital Gain	$0.0034
Long-Term Capital Gain	$0.5557
Total	$0.8160
Class R6 (Symbol: n/a)			Change	12/31/13	5/1/13
Net Asset Value (NAV)		+$	0.46	$15.79	$15.33
Distributions (5/1/13–12/31/13)
Dividend Income	$0.3101
Short-Term Capital Gain	$0.0034
Long-Term Capital Gain	$0.5557
Total	$0.8692

18 | Annual Report

Performance Summary (continued)

Price and Distribution Information (continued)
Advisor Class (Symbol: FMTZX)		Change	12/31/13	12/31/12
Net Asset Value (NAV)	+$	1.19	$15.79	$14.60
Distributions (1/1/13–12/31/13)
Dividend Income		$0.3347
Short-Term Capital Gain		$0.0034
Long-Term Capital Gain		$0.5557
Total		$0.8938

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	14.35%	+	71.96%	+	92.06%
Average Annual Total Return[3]	+	7.78%	+	10.14%	+	6.11%
Value of $10,000 Investment[4]		$10,778		$16,208		$18,097
Total Annual Operating Expenses[5]		1.20% (with waiver)		1.22% (without waiver)
Class C		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	13.41%	+	65.63%	+	78.09%
Average Annual Total Return[3]	+	12.41%	+	10.62%	+	5.94%
Value of $10,000 Investment[4]		$11,241		$16,563		$17,809
Total Annual Operating Expenses[5]		1.95% (with waiver)		1.97% (without waiver)
Class R		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	13.97%	+	69.82%	+	87.24%
Average Annual Total Return[3]	+	13.97%	+	11.17%	+	6.47%
Value of $10,000 Investment[4]		$11,397		$16,982		$18,724
Total Annual Operating Expenses[5]		1.45% (with waiver)		1.47% (without waiver)
Class R6						Inception (5/1/13)
Cumulative Total Return[2]					+	8.93%
Aggregate Total Return[6]					+	8.93%
Value of $10,000 Investment[4]						$10,893
Total Annual Operating Expenses[5]		0.81% (with waiver)		0.83% (without waiver)
Advisor Class[7]		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	14.56%	+	74.06%	+	96.01%
Average Annual Total Return[3]	+	14.56%	+	11.72%	+	6.96%
Value of $10,000 Investment[4]		$11,456		$17,406		$19,601
Total Annual Operating Expenses[5]		0.95% (with waiver)		0.97% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 19

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

20 | Annual Report

Annual Report | 21

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Advisor Class:	Shares are available to certain eligible investors as described in the prospectus. Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/14 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 10%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the figures shown.

6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

7. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +69.79% and +6.77%.

8. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

22 | Annual Report

Your Fund’s Expenses

Franklin Templeton Moderate Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,107.50	$3.29	$6.48
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16	$6.21
Class C
Actual	$1,000	$1,102.30	$7.26	$10.44
Hypothetical (5% return before expenses)	$1,000	$1,018.30	$6.97	$10.01
Class R
Actual	$1,000	$1,105.00	$4.62	$7.80
Hypothetical (5% return before expenses)	$1,000	$1,020.82	$4.43	$7.48
Class R6
Actual	$1,000	$1,108.90	$1.38	$4.57
Hypothetical (5% return before expenses)	$1,000	$1,023.89	$1.33	$4.38
Advisor Class
Actual	$1,000	$1,108.20	$1.97	$5.15
Hypothetical (5% return before expenses)	$1,000	$1,023.34	$1.89	$4.94

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.62%; C: 1.37%; R: 0.87%; R6: 0.26%; and Advisor: 0.37%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.22%; C: 1.97%; R: 1.47%; R6: 0.86%; and Advisor: 0.97%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

24 | Annual Report

Franklin Templeton Growth Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Growth Allocation Fund seeks the highest level of long-term total return consistent with a higher level of risk.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*
Franklin Templeton
Growth Allocation Fund
Based on Total Net Assets as of 12/31/13

Domestic Equity	56.9%

Foreign Equity	27.5%

Domestic Fixed Income	8.2%

Foreign Fixed Income	5.0%

Alternative Strategies	0.8%

Short-Term Investments & Other Net Assets	1.6%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on their predominant investments under normal market conditions.

This annual report for Franklin Templeton Growth Allocation Fund covers the fiscal year ended December 31, 2013.

Performance Overview

Franklin Templeton Growth Allocation Fund – Class A delivered a +20.98% cumulative total return for the 12 months under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, produced total returns of +32.39% and +23.29%.2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.02% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 28.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 54.

Annual Report | 25

Top 10 Fund Holdings
Franklin Templeton
Growth Allocation Fund
12/31/13
% of Total
Net Assets
Franklin Growth Fund – Class R6	16.9%
Franklin Rising Dividends Fund –
Class R6	11.7%
Templeton Foreign Fund – Class R6	7.6%
Franklin DynaTech Fund – Class R6	7.4%
Mutual European Fund – Class R6	7.0%
Franklin International Small Cap Growth
Fund – Class R6	5.2%
Franklin Utilities Fund – Class R6	4.9%
Franklin Flex Cap Growth Fund –
Class R6	4.3%
Templeton Global Total Return Fund –
Class R6	4.2%
Templeton Frontier Markets Fund –
Class R6	3.6%

when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Templeton Growth Allocation Fund allocated 84.4% of total net assets to equity and 13.2% to fixed income. Domestic equity exposure was 67.4% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, representing 16.9% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.1% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.2% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays U.S. Aggregate Index.

26 | Annual Report

Thank you for your continued participation in Franklin Templeton Growth Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 27

Performance Summary as of 12/31/13

Franklin Templeton Growth Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FGTIX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	2.59	$18.40	$15.81
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2473
Long-Term Capital Gain	$0.4420
Total	$0.6893
Class C (Symbol: FTGTX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	2.50	$18.00	$15.50
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1289
Long-Term Capital Gain	$0.4420
Total	$0.5709
Class R (Symbol: FGTRX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	2.55	$18.18	$15.63
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2021
Long-Term Capital Gain	$0.4420
Total	$0.6441
Class R6 (Symbol: n/a)			Change	12/31/13	5/1/13
Net Asset Value (NAV)		+$	1.56	$18.44	$16.88
Distributions (5/1/13–12/31/13)
Dividend Income	$0.3040
Long-Term Capital Gain	$0.4420
Total	$0.7460
Advisor Class (Symbol: FGTZX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	2.60	$18.45	$15.85
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2898
Long-Term Capital Gain	$0.4420
Total	$0.7318

28 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	20.98%	+	94.04%	+	104.29%
Average Annual Total Return[3]	+	14.06%	+	12.83%	+	6.77%
Value of $10,000 Investment[4]		$11,406		$18,287		$19,249
Total Annual Operating Expenses[5]		1.25% (with waiver)		1.32% (without waiver)
Class C		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	20.04%	+	86.89%	+	89.49%
Average Annual Total Return[3]	+	19.04%	+	13.32%	+	6.60%
Value of $10,000 Investment[4]		$11,904		$18,689		$18,949
Total Annual Operating Expenses[5]		2.00% (with waiver)		2.07% (without waiver)
Class R		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	20.67%	+	91.73%	+	99.31%
Average Annual Total Return[3]	+	20.67%	+	13.90%	+	7.14%
Value of $10,000 Investment[4]		$12,067		$19,173		$19,931
Total Annual Operating Expenses[5]		1.50% (with waiver)		1.57% (without waiver)
Class R6						Inception (5/1/13)
Cumulative Total Return[2]					+	13.88%
Aggregate Total Return[6]					+	13.88%
Value of $10,000 Investment[4]						$11,388
Total Annual Operating Expenses[5]		0.82% (with waiver)		0.89% (without waiver)
Advisor Class[7]		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	21.26%	+	96.57%	+	108.60%
Average Annual Total Return[3]	+	21.26%	+	14.47%	+	7.63%
Value of $10,000 Investment[4]		$12,126		$19,657		$20,860
Total Annual Operating Expenses[5]		1.00% (with waiver)		1.07% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 29

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

30 | Annual Report

Annual Report | 31

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/14 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 5%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

7. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +73.73% and +7.07%.

8. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

32 | Annual Report

Your Fund’s Expenses

Franklin Templeton Growth Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 33

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,146.00	$3.35	$6.76
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16	$6.36
Class C
Actual	$1,000	$1,141.50	$7.39	$10.80
Hypothetical (5% return before expenses)	$1,000	$1,018.30	$6.97	$10.16
Class R
Actual	$1,000	$1,144.50	$4.70	$8.11
Hypothetical (5% return before expenses)	$1,000	$1,020.82	$4.43	$7.63
Class R6
Actual	$1,000	$1,147.80	$1.19	$4.60
Hypothetical (5% return before expenses)	$1,000	$1,024.15	$1.12	$4.33
Advisor Class
Actual	$1,000	$1,147.40	$2.00	$5.41
Hypothetical (5% return before expenses)	$1,000	$1,023.34	$1.89	$5.09

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.62%; C: 1.37%; R: 0.87%; R6: 0.22%; and Advisor: 0.37%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.25%; C: 2.00%; R: 1.50%; R6: 0.85%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

34 | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Conservative Allocation Fund
		Year Ended December 31,
Class A	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.06	$13.33	$13.74	$12.72	$10.92
Income from investment operations[a]:
Net investment income[b,c]	0.31	0.27	0.30	0.29	0.25
Net realized and unrealized gains (losses)	1.12	0.79	(0.40)	0.97	1.87
Total from investment operations	1.43	1.06	(0.10)	1.26	2.12
Less distributions from:
Net investment income	(0.32)	(0.30)	(0.31)	(0.24)	(0.24)
Net realized gains	(0.52)	(0.03)	—	—	(0.08)
Total distributions	(0.84)	(0.33)	(0.31)	(0.24)	(0.32)
Net asset value, end of year	$14.65	$14.06	$13.33	$13.74	$12.72

Total return[d]	10.39%	7.99%	(0.71)%	10.00%	19.67%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.60%	0.53%	0.52%	0.52%	0.56%
Expenses net of waiver and payments by affiliates[e]	0.59%	0.50%	0.50%	0.50%	0.50%
Net investment income[c]	2.11%	1.98%	2.17%	2.25%	2.15%

Supplemental data
Net assets, end of year (000’s)	$871,541	$794,429	$725,675	$612,828	$443,376
Portfolio turnover rate	57.59%	25.82%	18.67%	10.51%	11.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund
		Year Ended December 31,
Class C	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.83	$13.13	$13.53	$12.54	$10.77
Income from investment operations[a]:
Net investment income[b,c]	0.20	0.17	0.19	0.19	0.16
Net realized and unrealized gains (losses)	1.11	0.76	(0.38)	0.95	1.85
Total from investment operations	1.31	0.93	(0.19)	1.14	2.01
Less distributions from:
Net investment income	(0.22)	(0.20)	(0.21)	(0.15)	(0.16)
Net realized gains	(0.52)	(0.03)	—	—	(0.08)
Total distributions	(0.74)	(0.23)	(0.21)	(0.15)	(0.24)
Net asset value, end of year	$14.40	$13.83	$13.13	$13.53	$12.54

Total return[d]	9.61%	7.09%	(1.38)%	9.12%	18.84%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.35%	1.28%	1.27%	1.27%	1.30%
Expenses net of waiver and payments by affiliates[e]	1.34%	1.25%	1.25%	1.25%	1.24%
Net investment income[c]	1.36%	1.23%	1.42%	1.50%	1.41%

Supplemental data
Net assets, end of year (000’s)	$524,756	$452,211	$426,775	$366,892	$253,622
Portfolio turnover rate	57.59%	25.82%	18.67%	10.51%	11.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2013.

36 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund
		Year Ended December 31,
Class R	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.01	$13.29	$13.70	$12.69	$10.89
Income from investment operations[a]:
Net investment income[b,c]	0.26	0.24	0.27	0.27	0.23
Net realized and unrealized gains (losses)	1.14	0.78	(0.40)	0.95	1.86
Total from investment operations	1.40	1.02	(0.13)	1.22	2.09
Less distributions from:
Net investment income	(0.29)	(0.27)	(0.28)	(0.21)	(0.21)
Net realized gains	(0.52)	(0.03)	—	—	(0.08)
Total distributions	(0.81)	(0.30)	(0.28)	(0.21)	(0.29)
Net asset value, end of year	$14.60	$14.01	$13.29	$13.70	$12.69

Total return	10.14%	7.68%	(0.95)%	9.69%	19.45%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.85%	0.78%	0.77%	0.77%	0.81%
Expenses net of waiver and payments by affiliates[d]	0.84%	0.75%	0.75%	0.75%	0.75%
Net investment income[c]	1.86%	1.73%	1.92%	2.00%	1.90%

Supplemental data
Net assets, end of year (000’s)	$166,927	$178,520	$149,761	$109,077	$59,184
Portfolio turnover rate	57.59%	25.82%	18.67%	10.51%	11.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.62
Income from investment operations[b]:
Net investment income[c,d]	0.54
Net realized and unrealized gains (losses)	0.32
Total from investment operations	0.86
Less distributions from:
Net investment income	(0.33)
Net realized gains	(0.52)
Total distributions	(0.85)
Net asset value, end of period	$14.63

Total return[e]	6.06%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	1.06%
Expenses net of waiver and payments by affiliates[g]	0.28%
Net investment income[d]	2.44%

Supplemental data
Net assets, end of period (000’s)	$37
Portfolio turnover rate	57.59%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2013.

38 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Conservative Allocation Fund
		Year Ended December 31,
Advisor Class	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.05	$13.32	$13.73	$12.71	$10.91
Income from investment operations[a]:
Net investment income[b,c]	0.35	0.31	0.43	0.32	0.30
Net realized and unrealized gains (losses)	1.12	0.79	(0.49)	0.98	1.85
Total from investment operations	1.47	1.10	(0.06)	1.30	2.15
Less distributions from:
Net investment income	(0.36)	(0.34)	(0.35)	(0.28)	(0.27)
Net realized gains	(0.52)	(0.03)	—	—	(0.08)
Total distributions	(0.88)	(0.37)	(0.35)	(0.28)	(0.35)
Net asset value, end of year	$14.64	$14.05	$13.32	$13.73	$12.71

Total return	10.67%	8.27%	(0.47)%	10.27%	19.97%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.35%	0.28%	0.27%	0.27%	0.31%
Expenses net of waiver and payments by affiliates[d]	0.34%	0.25%	0.25%	0.25%	0.25%
Net investment income[c]	2.36%	2.23%	2.42%	2.50%	2.40%

Supplemental data
Net assets, end of year (000’s)	$105,657	$85,662	$80,690	$14,391	$10,627
Portfolio turnover rate	57.59%	25.82%	18.67%	10.51%	11.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 39

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin Templeton Conservative Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 2.5%
[a,b]Franklin Pelagos Commodities Strategy Fund	4,186,808	$37,974,346
[a,b]Franklin Pelagos Managed Futures Strategy Fund	413,012	3,333,006
		41,307,352
Domestic Equity 30.3%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	70,478	9,351,729
[a,b]Franklin DynaTech Fund, Class R6	1,542,287	69,819,324
[a,b]Franklin Flex Cap Growth Fund, Class R6	654,116	37,258,445
[b]Franklin Growth Fund, Class R6	2,427,862	158,320,900
[a,b]Franklin Growth Opportunities Fund, Class R6	832,154	25,763,502
[b]Franklin MicroCap Value Fund, Class R6	281,183	11,365,422
[b]Franklin Real Estate Securities Fund, Class R6	933,773	16,023,538
[b]Franklin Rising Dividends Fund, Class R6	2,241,682	108,519,843
[a,b]Franklin Small Cap Growth Fund, Class R6	333,547	6,520,837
[b]Franklin Utilities Fund, Class R6	2,817,003	42,339,559
iShares Core S&P 500, ETF	116,670	21,659,786
		506,942,885
Domestic Fixed Income 31.6%
[b]Franklin Low Duration Total Return Fund, Class R6	16,065,074	163,060,503
[b]Franklin Strategic Income Fund, Class R6	8,896,562	93,147,003
[b]Franklin U.S. Government Securities Fund, Class R6	29,684,395	192,058,036
iShares Intermediate Credit Bond, ETF	735,700	79,367,316
		527,632,858
Foreign Equity 13.9%
[b]Franklin International Growth Fund, Class R6	411,292	4,664,049
[b]Franklin International Small Cap Growth Fund, Class R6	1,903,062	42,971,131
[b]Mutual European Fund, Class R6	2,562,801	63,454,952
[b]Templeton China World Fund, Class R6	384,726	13,803,953
[b]Templeton Foreign Fund, Class R6	8,095,742	66,385,081
[b]Templeton Frontier Markets Fund, Class R6	1,349,082	24,661,210
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	327,600	16,655,184
		232,595,560
Foreign Fixed Income 20.3%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	4,282,736	50,065,181
[b]Templeton Global Total Return Fund, Class R6	21,390,143	288,553,023
		338,618,204
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $1,452,805,479) 98.6%		1,647,096,859

40 | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013 (continued)

Franklin Templeton Conservative Allocation Fund	Shares/Units	Value
Short Term Investments (Cost $27,602,955) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	27,602,955	$27,602,955
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,480,408,434) 100.3%		1,674,699,814
Other Assets, less Liabilities (0.3)%		(5,782,256)
Net Assets 100.0%		$1,668,917,558

See Abbreviations on page 77.

[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.

Annual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Moderate Allocation Fund
		Year Ended December 31,
Class A	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.59	$13.69	$14.21	$12.93	$10.67
Income from investment operations[a]:
Net investment income[b,c]	0.27	0.29	0.30	0.32	0.25
Net realized and unrealized gains (losses)	1.78	0.97	(0.50)	1.22	2.35
Total from investment operations	2.05	1.26	(0.20)	1.54	2.60
Less distributions from:
Net investment income	(0.30)	(0.32)	(0.32)	(0.26)	(0.24)
Net realized gains	(0.56)	(0.04)	—	—	(0.10)
Total distributions	(0.86)	(0.36)	(0.32)	(0.26)	(0.34)
Net asset value, end of year	$15.78	$14.59	$13.69	$14.21	$12.93

Total return[d]	14.35%	9.34%	(1.49)%	11.97%	24.68%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.61%	0.53%	0.53%	0.53%	0.57%
Expenses net of waiver and payments by affiliates[e]	0.59%	0.50%	0.50%	0.50%	0.50%
Net investment income[c]	1.74%	2.00%	2.15%	2.42%	2.19%

Supplemental data
Net assets, end of year (000’s)	$1,636,122	$1,452,659	$1,322,230	$1,119,369	$755,399
Portfolio turnover rate	46.14%	25.36%	19.76%	13.94%	13.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2013.

42 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund
		Year Ended December 31,
Class C	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.28	$13.40	$13.92	$12.68	$10.47
Income from investment operations[a]:
Net investment income[b,c]	0.15	0.17	0.19	0.22	0.17
Net realized and unrealized gains (losses)	1.74	0.97	(0.49)	1.18	2.30
Total from investment operations	1.89	1.14	(0.30)	1.40	2.47
Less distributions from:
Net investment income	(0.19)	(0.22)	(0.22)	(0.16)	(0.16)
Net realized gains	(0.56)	(0.04)	—	—	(0.10)
Total distributions	(0.75)	(0.26)	(0.22)	(0.16)	(0.26)
Net asset value, end of year	$15.42	$14.28	$13.40	$13.92	$12.68

Total return[d]	13.41%	8.51%	(2.17)%	11.10%	23.82%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.36%	1.28%	1.28%	1.28%	1.32%
Expenses net of waiver and payments by affiliates[e]	1.34%	1.25%	1.25%	1.25%	1.25%
Net investment income[c]	0.99%	1.25%	1.40%	1.67%	1.44%

Supplemental data
Net assets, end of year (000’s)	$701,224	$605,490	$554,603	$460,531	$303,794
Portfolio turnover rate	46.14%	25.36%	19.76%	13.94%	13.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 43

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund
		Year Ended December 31,
Class R	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.55	$13.64	$14.17	$12.89	$10.64
Income from investment operations[a]:
Net investment income[b,c]	0.22	0.25	0.27	0.30	0.23
Net realized and unrealized gains (losses)	1.78	0.99	(0.51)	1.21	2.34
Total from investment operations	2.00	1.24	(0.24)	1.51	2.57
Less distributions from:
Net investment income	(0.26)	(0.29)	(0.29)	(0.23)	(0.22)
Net realized gains	(0.56)	(0.04)	—	—	(0.10)
Total distributions	(0.82)	(0.33)	(0.29)	(0.23)	(0.32)
Net asset value, end of year	$15.73	$14.55	$13.64	$14.17	$12.89

Total return	13.97%	9.11%	(1.73)%	11.75%	24.37%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.86%	0.78%	0.78%	0.78%	0.82%
Expenses net of waiver and payments by affiliates[d]	0.84%	0.75%	0.75%	0.75%	0.75%
Net investment income[c]	1.49%	1.75%	1.90%	2.17%	1.94%

Supplemental data
Net assets, end of year (000’s)	$286,688	$274,881	$248,702	$198,936	$101,575
Portfolio turnover rate	46.14%	25.36%	19.76%	13.94%	13.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2013.

44 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.33
Income from investment operations[b]:
Net investment income[c,d]	0.77
Net realized and unrealized gains (losses)	0.56
Total from investment operations	1.33
Less distributions from:
Net investment income	(0.31)
Net realized gains	(0.56)
Total distributions	(0.87)
Net asset value, end of period	$15.79

Total return[e]	8.93%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.44%
Expenses net of waiver and payments by affiliates[g]	0.26%
Net investment income[d]	2.07%

Supplemental data
Net assets, end of period (000’s)	$253
Portfolio turnover rate	46.14%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Moderate Allocation Fund
		Year Ended December 31,
Advisor Class	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.60	$13.69	$14.22	$12.93	$10.67
Income from investment operations[a]:
Net investment income[b,c]	0.32	0.36	0.37	0.36	0.30
Net realized and unrealized gains (losses)	1.76	0.95	(0.55)	1.22	2.33
Total from investment operations	2.08	1.31	(0.18)	1.58	2.63
Less distributions from:
Net investment income	(0.33)	(0.36)	(0.35)	(0.29)	(0.27)
Net realized gains	(0.56)	(0.04)	—	—	(0.10)
Total distributions	(0.89)	(0.40)	(0.35)	(0.29)	(0.37)
Net asset value, end of year	$15.79	$14.60	$13.69	$14.22	$12.93

Total return	14.56%	9.61%	(1.24)%	12.31%	24.97%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.36%	0.28%	0.28%	0.28%	0.32%
Expenses net of waiver and payments by affiliates[d]	0.34%	0.25%	0.25%	0.25%	0.25%
Net investment income[c]	1.99%	2.25%	2.40%	2.67%	2.44%

Supplemental data
Net assets, end of year (000’s)	$159,303	$123,176	$78,605	$39,641	$27,944
Portfolio turnover rate	46.14%	25.36%	19.76%	13.94%	13.71%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2013.

46 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin Templeton Moderate Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 1.9%
[a,b]Franklin Pelagos Commodities Strategy Fund	5,209,062	$47,246,194
[a,b]Franklin Pelagos Managed Futures Strategy Fund	511,630	4,128,851
		51,375,045
Domestic Equity 41.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	162,161	21,517,179
[a,b]Franklin DynaTech Fund, Class R6	3,173,969	143,685,571
[a,b]Franklin Flex Cap Growth Fund, Class R6	1,559,426	88,824,923
[b]Franklin Growth Fund, Class R6	5,437,223	354,561,290
[a,b]Franklin Growth Opportunities Fund, Class R6	1,885,229	58,366,704
[b]Franklin MicroCap Value Fund, Class R6	604,171	24,420,599
[b]Franklin Real Estate Securities Fund, Class R6	2,199,870	37,749,773
[b]Franklin Rising Dividends Fund, Class R6	4,856,020	235,079,920
[a,b]Franklin Small Cap Growth Fund, Class R6	724,816	14,170,156
[b]Franklin Utilities Fund, Class R6	6,924,389	104,073,567
iShares Core S&P 500, ETF	323,240	60,009,506
		1,142,459,188
Domestic Fixed Income 22.9%
[b]Franklin Low Duration Total Return Fund, Class R6	19,675,358	199,704,888
[b]Franklin Strategic Income Fund, Class R6	10,670,983	111,725,188
[b]Franklin U.S. Government Securities Fund, Class R6	35,178,492	227,604,840
iShares Intermediate Credit Bond, ETF	917,700	99,001,476
		638,036,392
Foreign Equity 18.7%
[b]Franklin International Growth Fund, Class R6	921,804	10,453,260
[b]Franklin International Small Cap Growth Fund, Class R6	4,223,679	95,370,671
[b]Mutual European Fund, Class R6	5,648,509	139,857,073
[b]Templeton China World Fund, Class R6	798,094	28,635,595
[b]Templeton Foreign Fund, Class R6	18,004,006	147,632,853
[b]Templeton Frontier Markets Fund, Class R6	3,315,755	60,611,999
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	746,300	37,941,892
		520,503,343
Foreign Fixed Income 14.3%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	5,193,280	60,709,438
[b]Templeton Global Total Return Fund, Class R6	25,067,740	338,163,815
		398,873,253
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $2,303,492,181) 98.8%		2,751,247,221

Annual Report | 47

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013 (continued)

Franklin Templeton Moderate Allocation Fund	Shares/Units	Value
Short Term Investments (Cost $41,441,411) 1.5%
Money Market Funds 1.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	41,441,411	$41,441,411
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,344,933,592) 100.3%		2,792,688,632
Other Assets, less Liabilities (0.3)%		(9,098,744)
Net Assets 100.0%		$2,783,589,888

See Abbreviations on page 77.

[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.

48 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Growth Allocation Fund
		Year Ended December 31,
Class A	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.81	$14.53	$15.25	$13.51	$10.48
Income from investment operations[a]:
Net investment income[b,c]	0.19	0.21	0.22	0.27	0.20
Net realized and unrealized gains (losses)	3.09	1.32	(0.70)	1.66	3.04
Total from investment operations	3.28	1.53	(0.48)	1.93	3.24
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.25)	(0.25)	(0.24)	(0.19)	(0.21)
Net realized gains	(0.44)	—	—	—	—[d]
Total distributions	(0.69)	(0.25)	(0.24)	(0.19)	(0.21)
Net asset value, end of year	$18.40	$15.81	$14.53	$15.25	$13.51

Total return[e]	20.98%	10.52%	(3.15)%	14.31%	31.08%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	0.65%	0.55%	0.54%	0.55%	0.62%
Expenses net of waiver and payments by affiliates[f]	0.59%	0.50%	0.50%	0.50%	0.50%
Net investment income[c]	1.10%	1.34%	1.49%	1.93%	1.72%

Supplemental data
Net assets, end of year (000’s)	$814,901	$655,585	$568,998	$498,511	$398,288
Portfolio turnover rate	30.45%	31.36%	20.19%	17.28%	16.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund
		Year Ended December 31,
Class C	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.50	$14.25	$14.97	$13.28	$10.31
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.09	0.11	0.16	0.11
Net realized and unrealized gains (losses)	3.01	1.29	(0.69)	1.62	2.99
Total from investment operations	3.07	1.38	(0.58)	1.78	3.10
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.13)	(0.13)	(0.14)	(0.09)	(0.13)
Net realized gains	(0.44)	—	—	—	—[d]
Total distributions	(0.57)	(0.13)	(0.14)	(0.09)	(0.13)
Net asset value, end of year	$18.00	$15.50	$14.25	$14.97	$13.28

Total return[e]	20.04%	9.71%	(3.91)%	13.44%	30.19%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.40%	1.30%	1.29%	1.30%	1.37%
Expenses net of waiver and payments by affiliates[f]	1.34%	1.25%	1.25%	1.25%	1.25%
Net investment income[c]	0.35%	0.59%	0.74%	1.18%	0.97%

Supplemental data
Net assets, end of year (000’s)	$309,869	$241,787	$218,071	$192,597	$153,267
Portfolio turnover rate	30.45%	31.36%	20.19%	17.28%	16.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2013.

50 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund
		Year Ended December 31,
Class R	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.63	$14.37	$15.09	$13.38	$10.38
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.16	0.19	0.25	0.19
Net realized and unrealized gains (losses)	3.05	1.31	(0.70)	1.63	3.00
Total from investment operations	3.19	1.47	(0.51)	1.88	3.19
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.20)	(0.21)	(0.21)	(0.17)	(0.19)
Net realized gains	(0.44)	—	—	—	—[d]
Total distributions	(0.64)	(0.21)	(0.21)	(0.17)	(0.19)
Net asset value, end of year	$18.18	$15.63	$14.37	$15.09	$13.38

Total return	20.67%	10.22%	(3.40)%	14.02%	30.87%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.90%	0.80%	0.79%	0.80%	0.87%
Expenses net of waiver and payments by affiliates[e]	0.84%	0.75%	0.75%	0.75%	0.75%
Net investment income[c]	0.85%	1.09%	1.24%	1.68%	1.47%

Supplemental data
Net assets, end of year (000’s)	$192,361	$169,873	$147,126	$120,070	$68,599
Portfolio turnover rate	30.45%	31.36%	20.19%	17.28%	16.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.88
Income from investment operations[b]:
Net investment income[c,d]	0.62
Net realized and unrealized gains (losses)	1.68
Total from investment operations	2.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.30)
Net realized gains	(0.44)
Total distributions	(0.74)
Net asset value, end of period	$18.44

Total return[e]	13.88%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.95%
Expenses net of waiver and payments by affiliates[g]	0.22%
Net investment income[d]	1.47%

Supplemental data
Net assets, end of period (000’s)	$42
Portfolio turnover rate	30.45%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2013.

52 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Growth Allocation Fund
		Year Ended December 31,
Advisor Class	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.85	$14.56	$15.28	$13.53	$10.49
Income from investment operations[a]:
Net investment income[b,c]	0.24	0.25	0.32	0.30	0.24
Net realized and unrealized gains (losses)	3.09	1.32	(0.76)	1.68	3.04
Total from investment operations	3.33	1.57	(0.44)	1.98	3.28
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.29)	(0.28)	(0.28)	(0.23)	(0.24)
Net realized gains	(0.44)	—	—	—	—[d]
Total distributions	(0.73)	(0.28)	(0.28)	(0.23)	(0.24)
Net asset value, end of year	$18.45	$15.85	$14.56	$15.28	$13.53

Total return	21.26%	10.84%	(2.90)%	14.61%	31.43%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.40%	0.30%	0.29%	0.30%	0.37%
Expenses net of waiver and payments by affiliates[e]	0.34%	0.25%	0.25%	0.25%	0.25%
Net investment income[c]	1.35%	1.59%	1.74%	2.18%	1.97%

Supplemental data
Net assets, end of year (000’s)	$74,808	$55,810	$48,957	$23,313	$18,994
Portfolio turnover rate	30.45%	31.36%	20.19%	17.28%	16.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 53

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin Templeton Growth Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 0.8%
[a,b]Franklin Pelagos Commodities Strategy Fund	1,170,588	$10,617,231
[a,b]Franklin Pelagos Managed Futures Strategy Fund	109,997	887,677
		11,504,908
Domestic Equity 56.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	108,957	14,457,542
[a,b]Franklin DynaTech Fund, Class R6	2,288,810	103,614,426
[a,b]Franklin Flex Cap Growth Fund, Class R6	1,052,942	59,975,601
[b]Franklin Growth Fund, Class R6	3,598,914	234,685,152
[a,b]Franklin Growth Opportunities Fund, Class R6	1,441,104	44,616,569
[b]Franklin MicroCap Value Fund, Class R6	454,665	18,377,570
[b]Franklin Real Estate Securities Fund, Class R6	1,597,431	27,411,911
[b]Franklin Rising Dividends Fund, Class R6	3,367,599	163,025,467
[a,b]Franklin Small Cap Growth Fund, Class R6	481,030	9,404,141
[b]Franklin Utilities Fund, Class R6	4,542,020	68,266,557
iShares Core S&P 500, ETF	262,625	48,756,331
		792,591,267
Domestic Fixed Income 8.2%
[b]Franklin Low Duration Total Return Fund, Class R6	3,219,778	32,680,746
[b]Franklin Strategic Income Fund, Class R6	1,848,131	19,349,935
[b]Franklin U.S. Government Securities Fund, Class R6	6,182,355	39,999,836
iShares Intermediate Credit Bond, ETF	203,200	21,921,216
		113,951,733
Foreign Equity 27.5%
[b]Franklin International Growth Fund, Class R6	679,931	7,710,422
[b]Franklin International Small Cap Growth Fund, Class R6	3,218,100	72,664,701
[b]Mutual European Fund, Class R6	3,932,230	97,362,019
[b]Templeton China World Fund, Class R6	612,750	21,985,482
[b]Templeton Foreign Fund, Class R6	12,945,242	106,150,982
[b]Templeton Frontier Markets Fund, Class R6	2,712,642	49,587,097
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	523,600	26,619,824
		382,080,527
Foreign Fixed Income 5.0%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	865,398	10,116,502
[b]Templeton Global Total Return Fund, Class R6	4,358,937	58,802,065
		68,918,567
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $1,049,175,591) 98.4%		1,369,047,002

54 | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013 (continued)

Franklin Templeton Growth Allocation Fund	Shares/Units	Value
Short Term Investments (Cost $27,092,338) 1.9%
Money Market Funds 1.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	27,092,338	$27,092,338
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,076,267,929) 100.3%		1,396,139,340
Other Assets, less Liabilities (0.3)%		(4,157,845)
Net Assets 100.0%		$1,391,981,495

See Abbreviations on page 77.

[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.

Annual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2013

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Cost - Underlying Funds (Note 7)	$1,367,942,788	$2,167,783,528	$992,829,969
Cost - Exchange traded funds	112,465,646	177,150,064	83,437,960
Total cost of investments	$1,480,408,434	$2,344,933,592	$1,076,267,929
Value - Underlying Funds (Note 7)	$1,557,017,528	$2,595,735,758	$1,298,841,969
Value - Exchange traded funds	117,682,286	196,952,874	97,297,371
Total value of investments	1,674,699,814	2,792,688,632	1,396,139,340
Receivables:
Capital shares sold	3,773,252	5,418,046	3,289,035
Dividends	170,748	212,988	47,160
Other assets	37	57	25
Total assets	1,678,643,851	2,798,319,723	1,399,475,560
Liabilities:
Payables:
Capital shares redeemed	7,504,257	11,294,613	5,795,808
Asset allocation fees	348,554	580,192	217,564
Distribution fees	1,362,362	2,062,325	993,032
Transfer agent fees	419,355	645,429	406,052
Funds advanced by custodian	—	172	—
Accrued expenses and other liabilities	91,765	147,104	81,609
Total liabilities	9,726,293	14,729,835	7,494,065
Net assets, at value	$1,668,917,558	$2,783,589,888	$1,391,981,495
Net assets consist of:
Paid-in capital	$1,461,211,212	$2,302,609,063	$1,048,508,944
Undistributed net investment income	509,099	289,882	458,782
Net unrealized appreciation (depreciation)	194,291,380	447,755,040	319,871,411
Accumulated net realized gain (loss)	12,905,867	32,935,903	23,142,358
Net assets, at value	$1,668,917,558	$2,783,589,888	$1,391,981,495

56 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2013

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Class A:
Net assets, at value	$871,540,632	$1,636,122,052	$814,901,394
Shares outstanding	59,492,744	103,651,979	44,297,153
Net asset value per share[a]	$14.65	$15.78	$18.40
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$15.54	$16.74	$19.52
Class C:
Net assets, at value	$524,755,528	$701,224,201	$309,869,164
Shares outstanding	36,442,423	45,479,057	17,210,740
Net asset value and maximum offering price per share[a]	$14.40	$15.42	$18.00
Class R:
Net assets, at value	$166,926,706	$286,687,537	$192,360,738
Shares outstanding	11,435,958	18,225,076	10,580,982
Net asset value and maximum offering price per share	$14.60	$15.73	$18.18
Class R6
Net assets, at value	$37,488	$252,944	$42,429
Shares outstanding	2,562	16,024	2,301
Net asset value and maximum offering price per share	$14.63	$15.79	$18.44
Advisor Class:
Net assets, at value	$105,657,204	$159,303,154	$74,807,770
Shares outstanding	7,217,501	10,089,497	4,055,444
Net asset value and maximum offering price per share	$14.64	$15.79	$18.45

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 57

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the year ended December 31, 2013

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Investment income:
Dividends:
Underlying Funds (Note 7)	$39,499,589	$55,635,900	$19,085,220
Exchange traded funds	3,182,972	4,828,422	1,994,128
Total investment income	42,682,561	60,464,322	21,079,348
Expenses:
Asset allocation fees (Note 3a)	3,887,238	6,425,841	3,094,528
Distribution fees: (Note 3c)
Class A	2,072,386	3,818,797	1,819,729
Class B	943	1,768	599
Class C	4,828,645	6,474,651	2,728,459
Class R	852,836	1,407,684	907,426
Transfer agent fees: (Note 3e)
Class A	987,531	2,010,120	1,218,721
Class B	121	246	109
Class C	574,212	851,421	456,618
Class R	204,260	371,583	305,001
Class R6	56	53	54
Advisor Class	109,031	180,586	109,694
Custodian fees (Note 4)	1,185	1,725	835
Reports to shareholders	120,789	242,124	144,109
Registration and filing fees	127,447	136,096	116,717
Professional fees	40,900	48,911	37,471
Trustees’ fees and expenses	11,304	18,521	8,718
Other	24,695	27,731	19,908
Expenses borne by Underlying Funds (Note 8)	(567,390)	(1,046,530)	(596,817)
Total expenses	13,276,189	20,971,328	10,371,879
Expenses waived/paid by affiliates (Note 3f)	(126,245)	(536,001)	(731,820)
Net expenses	13,149,944	20,435,327	9,640,059
Net investment income	29,532,617	40,028,995	11,439,289
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 7)	32,924,417	52,861,877	15,627,081
Exchange traded funds	5,915,166	5,866,153	2,668,108
Realized gain distributions:
Underlying Funds (Note 7)	17,754,032	38,704,130	26,631,064
Exchange traded funds	203,639	463,908	325,475
Net realized gain (loss)	56,797,254	97,896,068	45,251,728
Net change in unrealized appreciation (depreciation) on investments	66,495,988	205,334,754	179,089,166
Net realized and unrealized gain (loss)	123,293,242	303,230,822	224,340,894
Net increase (decrease) in net assets resulting from operations	$152,825,859	$343,259,817	$235,780,183

58 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton		Franklin Templeton
	Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$29,532,617	$25,740,307	$40,028,995	$43,249,674
Net realized gain (loss) from Underlying Funds
and Exchange traded funds	56,797,254	31,831,797	97,896,068	66,463,206
Net change in unrealized appreciation
(depreciation) on investments	66,495,988	50,689,377	205,334,754	95,717,335
Net increase (decrease) in net assets
resulting from operations	152,825,859	108,261,481	343,259,817	205,430,215
Distributions to shareholders from:
Net investment income:
Class A	(18,555,162)	(16,902,240)	(29,637,604)	(32,136,506)
Class B	—	(16,144)	—	(30,222)
Class C	(7,621,157)	(6,523,335)	(8,164,625)	(9,224,627)
Class R	(3,249,730)	(3,412,606)	(4,633,673)	(5,505,201)
Class R6	(531)	—	(3,234)	—
Advisor Class	(2,354,598)	(2,045,502)	(3,157,309)	(2,662,305)
Net realized gains:
Class A	(29,718,910)	(1,499,241)	(55,661,234)	(3,759,993)
Class B	—	(1,681)	—	(4,170)
Class C	(17,962,378)	(869,630)	(24,264,814)	(1,599,514)
Class R	(5,876,783)	(342,581)	(10,097,511)	(724,273)
Class R6	(871)	—	(4,773)	—
Advisor Class	(3,430,085)	(161,726)	(5,236,475)	(317,817)
Total distributions to shareholders	(88,770,205)	(31,774,686)	(140,861,252)	(55,964,628)
Capital share transactions: (Note 2)
Class A	43,179,624	28,619,249	63,691,660	40,977,549
Class B	(904,216)	(4,299,894)	(1,651,045)	(8,696,685)
Class C	53,442,005	2,477,331	45,811,134	14,125,634
Class R	(18,951,319)	20,071,437	(10,367,488)	9,048,172
Class R6	38,095	—	255,599	—
Advisor Class	16,347,438	473,630	25,631,305	38,942,303
Total capital share transactions	93,151,627	47,341,753	123,371,165	94,396,973
Net increase (decrease) in net assets	157,207,281	123,828,548	325,769,730	243,862,560
Net assets:
Beginning of year	1,511,710,277	1,387,881,729	2,457,820,158	2,213,957,598
End of year	$1,668,917,558	$1,511,710,277	$2,783,589,888	$2,457,820,158
Undistributed net investment income included in
net assets:
End of year	$509,099	$—	$289,882	$—

Annual Report | The accompanying notes are an integral part of these financial statements. | 59

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Templeton
	Growth Allocation Fund
	Year Ended December 31,
	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$11,439,289	$12,576,392
Net realized gain (loss) from Underlying Funds and Exchange traded funds	45,251,728	42,563,990
Net change in unrealized appreciation (depreciation) on investments	179,089,166	49,590,409
Net increase (decrease) in net assets resulting from operations	235,780,183	104,730,791
Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds:
Class A	(10,678,620)	(10,062,401)
Class B	—	(11,110)
Class C	(2,162,450)	(2,049,994)
Class R	(2,126,044)	(2,258,982)
Class R6	(679)	—
Advisor Class	(1,145,252)	(980,582)
Net realized gains:
Class A	(18,869,198)	—
Class B	—	—
Class C	(7,282,401)	—
Class R	(4,676,994)	—
Class R6	(551)	—
Advisor Class	(1,735,561)	—
Total distributions to shareholders	(48,677,750)	(15,363,069)
Capital share transactions: (Note 2)
Class A	49,959,476	35,287,382
Class B	(652,170)	(4,195,799)
Class C	27,297,861	4,440,651
Class R	(4,719,075)	8,788,135
Class R6	41,939	—
Advisor Class	9,263,274	2,274,206
Total capital share transactions	81,191,305	46,594,575
Net increase (decrease) in net assets	268,293,738	135,962,297
Net assets:
Beginning of year	1,123,687,757	987,725,460
End of year	$1,391,981,495	$1,123,687,757
Undistributed net investment income included in net assets:
End of year	$458,782	$1,004,265

60 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of fourteen separate funds, three of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Effective May 1, 2013, the Funds began offering a new class of shares, Class R6. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2013, and for all open tax years, each fund has

Annual Report | 61

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Income Taxes (continued)

determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

62 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Templeton		Franklin Templeton
	Conservative Allocation Fund		Moderate Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2013
Shares sold	16,648,117	$241,733,382	23,365,779	$357,653,902
Shares issued in reinvestment of
distributions	3,237,446	46,660,415	5,438,812	83,418,945
Shares redeemed	(16,899,845)	(245,214,173)	(24,694,524)	(377,381,187)
Net increase (decrease)	2,985,718	$43,179,624	4,110,067	$63,691,660
Year ended December 31, 2012
Shares sold	16,160,456	$223,700,018	25,983,423	$372,196,415
Shares issued in reinvestment of
distributions	1,268,562	17,646,709	2,424,428	34,953,729
Shares redeemed	(15,345,153)	(212,727,478)	(25,484,461)	(366,172,595)
Net increase (decrease)	2,083,865	$28,619,249	2,923,390	$40,977,549
Class B Shares:
Year ended December 31, 2013[a]
Shares redeemed	(63,132)	$(904,216)	(110,413)	$(1,651,045)
Net increase (decrease)	(63,132)	$(904,216)	(110,413)	$(1,651,045)
Year ended December 31, 2012
Shares sold	5,982	$82,344	36,373	$521,496
Shares issued in reinvestment of
distributions	1,114	15,472	2,093	30,222
Shares redeemed	(318,452)	(4,397,710)	(647,569)	(9,248,403)
Net increase (decrease)	(311,356)	$(4,299,894)	(609,103)	$(8,696,685)

Annual Report | 63

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Templeton		Franklin Templeton
	Conservative Allocation Fund		Moderate Allocation Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Year ended December 31, 2013
Shares sold	10,404,962	$148,391,933	9,545,102	$142,928,615
Shares issued in reinvestment of
distributions	1,710,659	24,249,619	2,064,905	30,964,427
Shares redeemed	(8,359,797)	(119,199,547)	(8,545,817)	(128,081,908)
Net increase (decrease)	3,755,824	$53,442,005	3,064,190	$45,811,134
Year ended December 31, 2012
Shares sold	7,111,935	$96,802,198	9,337,192	$130,576,558
Shares issued in reinvestment of
distributions	503,707	6,908,819	721,400	10,196,369
Shares redeemed	(7,439,133)	(101,233,686)	(9,044,554)	(126,647,293)
Net increase (decrease)	176,509	$2,477,331	1,014,038	$14,125,634
Class R Shares:
Year ended December 31, 2013
Shares sold	2,549,498	$36,820,589	3,346,085	$51,038,389
Shares issued in reinvestment of
distributions	617,855	8,869,826	936,657	14,306,271
Shares redeemed	(4,473,929)	(64,641,734)	(4,956,052)	(75,712,148)
Net increase (decrease)	(1,306,576)	$(18,951,319)	(673,310)	$(10,367,488)
Year ended December 31, 2012
Shares sold	4,392,390	$60,445,700	5,967,428	$84,831,929
Shares issued in reinvestment of
distributions	262,159	3,635,818	421,989	6,066,941
Shares redeemed	(3,180,910)	(44,010,081)	(5,722,387)	(81,850,698)
Net increase (decrease)	1,473,639	$20,071,437	667,030	$9,048,172
Class R6 Shares:
Year ended December 31, 2013[b]
Shares sold	2,487	$36,994	16,103	$256,949
Shares issued on reinvestment of
distributions	76	1,113	490	7,723
Shares redeemed	(1)	(12)	(569)	(9,073)
Net increase (decrease)	2,562	$38,095	16,024	$255,599
Advisor Class Shares:
Year ended December 31, 2013
Shares sold	2,194,831	$31,959,893	3,813,226	$58,650,719
Shares issued in reinvestment of
distributions	388,262	5,596,792	532,699	8,178,878
Shares redeemed	(1,462,820)	(21,209,247)	(2,694,741)	(41,198,292)
Net increase (decrease)	1,120,273	$16,347,438	1,651,184	$25,631,305
Year ended December 31, 2012
Shares sold	1,348,239	$18,667,747	4,556,914	$65,724,093
Shares issued in reinvestment of
distributions	153,878	2,138,266	201,251	2,903,150
Shares redeemed	(1,460,687)	(20,332,383)	(2,062,589)	(29,684,940)
Net increase (decrease)	41,430	$473,630	2,695,576	$38,942,303

64 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Templeton
	Growth Allocation Fund
	Shares	Amount
Class A Shares:
Year ended December 31, 2013
Shares sold	10,809,201	$185,467,878
Shares issued in reinvestment of distributions	1,638,582	28,875,048
Shares redeemed	(9,615,479)	(164,383,450)
Net increase (decrease)	2,832,304	$49,959,476
Year ended December 31, 2012
Shares sold	11,182,793	$171,827,261
Shares issued in reinvestment of distributions	625,859	9,793,870
Shares redeemed	(9,506,199)	(146,333,749)
Net increase (decrease)	2,302,453	$35,287,382
Class B Shares:
Year ended December 31, 2013[a]
Shares redeemed	(40,287)	(652,170)
Net increase (decrease)	(40,287)	$(652,170)
Year ended December 31, 2012
Shares sold	6,729	$100,871
Shares issued in reinvestment of distributions	675	10,436
Shares redeemed	(286,344)	(4,307,106)
Net increase (decrease)	(278,940)	$(4,195,799)
Class C Shares:
Year ended December 31, 2013
Shares sold	3,998,222	$66,960,234
Shares issued in reinvestment of distributions	532,128	9,100,139
Shares redeemed	(2,915,582)	(48,762,512)
Net increase (decrease)	1,614,768	$27,297,861
Year ended December 31, 2012
Shares sold	3,564,030	$53,559,955
Shares issued in reinvestment of distributions	126,835	1,946,906
Shares redeemed	(3,394,737)	(51,066,210)
Net increase (decrease)	296,128	$4,440,651
Class R Shares:
Year ended December 31, 2013
Shares sold	2,061,293	$35,052,772
Shares issued in reinvestment of distributions	380,554	6,597,953
Shares redeemed	(2,726,900)	(46,369,800)
Net increase (decrease)	(285,053)	$(4,719,075)
Year ended December 31, 2012
Shares sold	3,813,222	$57,301,873
Shares issued in reinvestment of distributions	141,537	2,190,774
Shares redeemed	(3,327,823)	(50,704,512)
Net increase (decrease)	626,936	$8,788,135

Annual Report | 65

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Templeton
	Growth Allocation Fund
	Shares	Amount
Class R6 Shares:
Year ended December 31, 2013[b]
Shares sold	2,563	$46,761
Shares issued on reinvestment of distributions	55	1,008
Shares redeemed	(317)	(5,830)
Net increase (decrease)	2,301	$41,939
Advisor Class Shares:
Year ended December 31, 2013
Shares sold	1,592,462	$27,354,738
Shares issued in reinvestment of distributions	161,096	2,853,350
Shares redeemed	(1,219,870)	(20,944,814)
Net increase (decrease)	533,688	$9,263,274
Year ended December 31, 2012
Shares sold	1,180,265	$18,209,087
Shares issued in reinvestment of distributions	61,822	969,906
Shares redeemed	(1,082,490)	(16,904,787)
Net increase (decrease)	159,597	$2,274,206
[a]Effective March 1, 2013, all Class B shares were converted to Class A.
[b]For the period May 1, 2013 (effective date) to December 31, 2013.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

66 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class B	1.00%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$552,947	$1,149,465	$685,911
CDSC retained	$51,268	$60,636	$33,080

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees (continued)

For the year ended December 31, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Transfer agent fees	$727,051	$1,438,575	$956,913

f. Waiver and Expense Reimbursements

Effective May 1, 2013, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed the following (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2014:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.28%	0.26%	0.22%

Prior to May 1, 2013, expenses were limited to 0.25%.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2013, there were no credits earned.

5. INCOME TAXES

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2013, the Franklin Templeton Moderate Allocation Fund deferred post-October capital losses of $1,659,545.

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Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

The tax character of distributions paid during the years ended December 31, 2013 and 2012, was as follows:

	Franklin Templeton		Franklin Templeton
	Conservative Allocation Fund		Moderate Allocation Fund
	2013	2012	2013	2012
Distributions paid from:
Ordinary income	$31,781,178	$28,623,123	$46,183,237	$48,970,690
Long term capital gain	56,989,027	3,151,563	94,678,015	6,993,938
	$88,770,205	$31,774,686	$140,861,252	$55,964,628

	Franklin Templeton
	Growth Allocation Fund
	2013	2012
Distributions paid from:
Ordinary income	$16,113,045	$15,363,069
Long term capital gain	32,564,705	—
	$48,677,750	$15,363,069

At December 31, 2013, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$1,484,437,615	$2,348,651,919	$1,077,002,014

Unrealized appreciation	$208,086,876	$467,439,879	$323,007,540
Unrealized depreciation	(17,824,677)	(23,403,166)	(3,870,214)
Net unrealized appreciation (depreciation)	$190,262,199	$444,036,713	$319,137,326

Undistributed ordinary income	$510,717	$289,882	$458,782
Undistributed long term capital gains	16,935,047	38,313,768	23,876,443
Distributable earnings	$17,445,764	$38,603,650	$24,335,225

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

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Notes to Financial Statements (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2013, were as follows:

	Franklin	Franklin	Franklin
	Templeton	Templeton	Templeton
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Purchases	$1,187,743,953	$1,393,897,392	$455,261,787
Sales	$871,789,332	$1,165,214,525	$371,049,487

7. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are reduced on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the year ended December 31, 2013, were as follows:

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin Templeton Conservative
Allocation Fund
Franklin Biotechnology Discovery Fund,
Class R6	—	72,057	1,579	70,478	$9,351,729	$—	$587,652		0.76%
Franklin DynaTech Fund,
Class R6	1,271,884	333,079	62,676	1,542,287	69,819,324	—	2,798,765	[b]	3.42%
Franklin Flex Cap Growth Fund,
Class R6	612,618	96,236	54,738	654,116	37,258,445	—	5,484,773	[b]	1.06%
Franklin Gold and Precious Metals
Fund, Advisor Class	403,260	—	403,260	—	—[c]	—	2,322,379	[b]	—
Franklin Growth Fund, Class R6	2,785,302	53,032	410,472	2,427,862	158,320,900	1,389,200	2,163,076		1.63%
Franklin Growth Opportunities
Fund, Class R6	761,790	105,927	35,563	832,154	25,763,502	—	629,858	[b]	2.90%
Franklin High Income Fund,
Advisor Class	11,820,613	2,051,950	13,872,563	—	—[c]	289,264	1,851,480	[b]	—
Franklin International Growth
Fund, Class R6	—	491,628	80,336	411,292	4,664,049	20,551	13,164	[b]	1.60%
Franklin International Small Cap
Growth Fund, Class R6	2,033,171	258,856	388,965	1,903,062	42,971,131	363,353	887,057		2.43%

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Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End		End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year		Year	Income	Gain (Loss)		of Year
Franklin Templeton Conservative
Allocation Fund (continued)
Franklin Limited Maturity U.S.
Government Securities Fund,
Class R6	—	3,221,723	3,221,723	—	$	—[c]	$519,329	$(503,761)		—
Franklin Low Duration Total
Return Fund, Class R6	—	16,065,074	—	16,065,074		163,060,503	748,350	—		—[d]
Franklin MicroCap Value Fund,
Class R6	540,877	21,156	280,850	281,183		11,365,422	46,642	2,091,648	[b]	1.99%
Franklin Pelagos Commodities
Strategy Fund	2,355,547	1,831,261	—	4,186,808		37,974,346	—	—		37.48%
Franklin Pelagos Managed
Futures Strategy Fund	210,781	202,231	—	413,012		3,333,006	—	—		28.14%
Franklin Real Estate Securities
Fund, Class R6	944,532	30,150	40,909	933,773		16,023,538	312,055	(4,939)[b]		3.71%
Franklin Rising Dividends Fund,
Class R6	2,280,514	55,182	94,014	2,241,682		108,519,843	1,279,897	542,100		0.72%
Franklin Small Cap Growth Fund,
Class R6	—	348,347	14,800	333,547		6,520,837	—	234,132	[b]	0.49%
Franklin Strategic Income Fund,
Class R6	—	8,896,562	—	8,896,562		93,147,003	1,855,189	843,869	[b]	1.10%
Franklin Templeton Emerging
Market Debt Opportunities
Fund	3,548,095	785,347	50,706	4,282,736		50,065,181	2,338,783	128,129	[b]	8.39%
Franklin Total Return Fund,
Class R6	11,915,656	5,764,024	17,679,680	—		—[c]	4,547,931	(442,523)		—
Franklin U.S. Government
Securities Fund, Class R6	25,096,056	13,389,255	8,800,916	29,684,395		192,058,036	8,157,951	(2,493,965)[b]		2.58%
Franklin Utilities Fund,
Class R6	2,793,829	142,639	119,465	2,817,003		42,339,559	1,454,388	132,671	[b]	0.85%
Institutional Fiduciary Trust
Money Market Portfolio	292,053,115	197,665,123	462,115,283	27,602,955		27,602,955	—	—		0.14%
Mutual European Fund,
Class R6	2,114,849	856,175	408,223	2,562,801		63,454,952	1,171,747	4,276,652		2.28%
Templeton China World Fund,
Class R6	427,738	29,082	72,094	384,726		13,803,953	259,912	1,005,652		1.58%
Templeton Foreign Fund,
Class R6	9,868,178	529,881	2,302,317	8,095,742		66,385,081	1,134,237	3,652,692		0.91%
Templeton Frontier Markets Fund,
Class R6	1,569,088	56,406	276,412	1,349,082		24,661,210	493,560	682,460	[b]	1.63%
Templeton Global Bond Fund,
Advisor Class	13,069,762	7,999,140	21,068,902	—		—[c]	1,669,489	24,039,195		—
Templeton Global Total Return
Fund, Class R6	—	21,651,045	260,902	21,390,143		288,553,023	11,447,761	(243,767)		3.49%
Total						$1,557,017,528	$39,499,589	$50,678,449

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Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin Templeton Moderate
Allocation Fund
Franklin Biotechnology Discovery
Fund, Class R6	—	163,236	1,075	162,161	$21,517,179	$—	$1,344,441	[b]	1.75%
Franklin DynaTech Fund,
Class R6	2,594,971	643,226	64,228	3,173,969	143,685,571	—	5,612,062	[b]	7.05%
Franklin Flex Cap Growth Fund,
Class R6	1,448,594	211,855	101,023	1,559,426	88,824,923	—	12,769,272	[b]	2.52%
Franklin Gold and Precious Metals
Fund, Advisor Class	868,205	—	868,205	—	—[c]	—	5,200,427		—
Franklin Growth Fund, Class R6	6,162,727	49,077	774,581	5,437,223	354,561,290	3,111,127	4,265,133		3.66%
Franklin Growth Opportunities
Fund, Class R6	1,709,119	215,243	39,133	1,885,229	58,366,704	—	1,377,637	[b]	6.57%
Franklin High Income Fund,
Advisor Class	17,572,561	205,260	17,777,821	—	—[c]	430,022	2,764,514		—
Franklin International Growth
Fund, Class R6	—	1,037,451	115,647	921,804	10,453,260	46,060	16,616		3.59%
Franklin International Small Cap
Growth Fund, Class R6	4,302,421	500,818	579,560	4,223,679	95,370,671	806,429	1,456,166	[b]	5.40%
Franklin Limited Maturity U.S.
Government Securities Fund,
Class R6	—	4,019,890	4,019,890	—	—[c]	653,642	(632,225)		—
Franklin Low Duration Total
Return Fund, Class R6	—	19,675,358	—	19,675,358	199,704,888	916,530	—		9.79%
Franklin MicroCap Value Fund,
Class R6	1,152,605	37,642	586,076	604,171	24,420,599	100,219	4,438,427	[b]	4.27%
Franklin Pelagos Commodities
Strategy Fund	4,872,521	377,729	41,188	5,209,062	47,246,194	—	(27,184)		46.64%
Franklin Pelagos Managed
Futures Strategy Fund	439,387	72,243	—	511,630	4,128,851	—	—		34.86%
Franklin Real Estate Securities
Fund, Class R6	2,204,890	41,717	46,737	2,199,870	37,749,773	730,837	10,855		8.75%
Franklin Rising Dividends Fund,
Class R6	4,898,880	58,381	101,241	4,856,020	235,079,920	2,772,562	660,050		1.55%
Franklin Small Cap Growth Fund,
Class R6	—	734,276	9,460	724,816	14,170,156	—	482,037	[b]	1.06%
Franklin Strategic Income Fund,
Class R6	—	10,670,983	—	10,670,983	111,725,188	2,225,208	1,012,180	[b]	1.32%
Franklin Templeton Emerging
Market Debt Opportunities
Fund	5,320,004	634,410	761,134	5,193,280	60,709,438	2,836,026	34,362	[b]	10.17%
Franklin Total Return Fund,
Class R6	16,701,571	4,522,999	21,224,570	—	—[c]	5,543,923	281,148		—
Franklin U.S. Government
Securities Fund, Class R6	36,475,547	9,046,234	10,343,289	35,178,492	227,604,840	9,655,361	(2,504,201)		3.06%

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Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin Templeton Moderate
Allocation Fund (continued)
Franklin Utilities Fund,
Class R6	6,808,619	259,944	144,174	6,924,389	$104,073,567	$3,553,920	$321,600	[b]	2.10%
Institutional Fiduciary Trust
Money Market Portfolio	212,902,609	291,285,085	462,746,283	41,441,411	41,441,411	—	—		0.22%
Mutual European Fund,
Class R6	4,858,140	1,486,536	696,167	5,648,509	139,857,073	2,592,378	8,833,920	[b]	5.03%
Templeton China World Fund,
Class R6	849,325	49,968	101,199	798,094	28,635,595	539,175	2,067,774	[b]	3.27%
Templeton Foreign Fund,
Class R6	20,986,465	960,663	3,943,122	18,004,006	147,632,853	2,522,415	6,429,683	[b]	2.02%
Templeton Frontier Markets Fund,
Class R6	3,671,761	95,512	451,518	3,315,755	60,611,999	1,213,066	1,306,583	[b]	4.00%
Templeton Global Bond Fund,
Advisor Class	19,641,605	5,681,187	25,322,792	—	—[c]	2,002,299	34,044,730		—
Templeton Global Total Return
Fund, Class R6	—	25,067,740	—	25,067,740	338,163,815	13,384,701	—		4.09%
Total					$2,595,735,758	$55,635,900	$91,566,007
Franklin Templeton Growth
Allocation Fund
Franklin Biotechnology Discovery
Fund, Class R6	—	109,355	398	108,957	$14,457,542	$—	$896,776	[b]	1.17%
Franklin DynaTech Fund,
Class R6	1,798,014	517,487	26,691	2,288,810	103,614,426	—	3,982,609	[b]	5.08%
Franklin Flex Cap Growth Fund,
Class R6	946,428	165,562	59,048	1,052,942	59,975,601	—	8,265,015	[b]	1.70%
Franklin Gold and Precious
Metals Fund, Advisor Class	553,693	—	553,693	—	—[c]	—	6,628,908		—
Franklin Growth Fund, Class R6	3,947,614	146,362	495,062	3,598,914	234,685,152	2,059,263	2,086,358		2.42%
Franklin Growth Opportunities
Fund, Class R6	1,254,464	203,492	16,852	1,441,104	44,616,569	—	1,029,040	[b]	5.02%
Franklin High Income Fund,
Advisor Class	2,682,171	31,330	2,713,501	—	—[c]	65,636	409,821		—
Franklin International Growth
Fund, Class R6	—	688,877	8,946	679,931	7,710,422	33,974	(4,723)		2.65%
Franklin International Small Cap
Growth Fund, Class R6	2,820,910	436,292	39,102	3,218,100	72,664,701	614,433	639,734	[b]	4.11%
Franklin Limited Maturity U.S.
Government Securities Fund,
Class R6	—	607,233	607,233	—	—[c]	89,581	(85,735)		—
Franklin Low Duration Total
Return Fund, Class R6	—	3,219,778	—	3,219,778	32,680,746	149,986	—		1.60%
Franklin MicroCap Value Fund,
Class R6	832,697	41,841	419,873	454,665	18,377,570	75,419	2,291,183	[b]	3.21%

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Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin Templeton Growth
Allocation Fund (continued)
Franklin Pelagos Commodities
Strategy Fund	3,453,477	54,700	2,337,589	1,170,588	$10,617,231	$—	$(3,349,069)		10.48%
Franklin Pelagos Managed
Futures Strategy Fund	307,611	—	197,614	109,997	887,677	—	(381,136)		7.50%
Franklin Real Estate Securities
Fund, Class R6	1,536,830	80,084	19,483	1,597,431	27,411,911	522,945	(26,730)		6.35%
Franklin Rising Dividends Fund,
Class R6	3,262,908	145,482	40,791	3,367,599	163,025,467	1,922,743	85,736		1.08%
Franklin Small Cap Growth Fund,
Class R6	—	486,484	5,454	481,030	9,404,141	—	312,242	[b]	0.71%
Franklin Strategic Income Fund,
Class R6	—	1,848,131	—	1,848,131	19,349,935	382,502	175,302	[b]	0.23%
Franklin Templeton Emerging
Market Debt Opportunities
Fund	1,276,536	106,882	518,020	865,398	10,116,502	472,590	(11,645)[b]		1.70%
Franklin Total Return Fund,
Class R6	2,827,257	1,117,580	3,944,837	—	—[c]	957,338	645,912		—
Franklin U.S. Government
Securities Fund, Class R6	6,674,053	2,408,359	2,900,057	6,182,355	39,999,836	1,712,863	(573,823)		0.54%
Franklin Utilities Fund,
Class R6	4,284,413	311,961	54,354	4,542,020	68,266,557	2,283,233	129,355	[b]	1.38%
Institutional Fiduciary Trust
Money Market Portfolio	41,941,349	220,732,626	235,581,637	27,092,338	27,092,338	—	—		0.14%
Mutual European Fund,
Class R6	3,110,714	922,865	101,349	3,932,230	97,362,019	1,808,540	5,549,822	[b]	3.50%
Templeton China World Fund,
Class R6	563,919	56,128	7,297	612,750	21,985,482	413,961	908,837	[b]	2.51%
Templeton Foreign Fund,
Class R6	13,001,656	1,070,051	1,126,465	12,945,242	106,150,982	1,813,667	3,458,878	[b]	1.46%
Templeton Frontier Markets Fund,
Class R6	2,584,415	161,720	33,493	2,712,642	49,587,097	992,417	378,576	[b]	3.27%
Templeton Global Bond Fund,
Advisor Class	3,491,297	1,959,071	5,450,368	—	—[c]	387,058	8,878,594		—
Templeton Global Total Return
Fund, Class R6	—	4,770,218	411,281	4,358,937	58,802,065	2,327,071	(61,692)		0.71%
Total					$1,298,841,969	$19,085,220	$42,258,145

aEffective May 1, 2013, the Underlying Fund’s shares were exchanged from Advisor Class to Class R6, if applicable. bIncludes realized gain distributions received. cAs of December 31, 2013, no longer held by the fund. dRounds to less than 0.01%.

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Notes to Financial Statements (continued)

8. SPECIAL SERVICING AGREEMENT

The Funds participated in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2013 is noted in the Statements of Operations. Effective May 1, 2013, the SSA was discontinued until further notice and approval by the Board.

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matured on February 14, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended December 31, 2013, the Funds did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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Notes to Financial Statements (continued)

10. FAIR VALUE MEASUREMENTS (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2013, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Templeton Conservative
Allocation Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$1,605,789,507	$41,307,352	$—	$1,647,096,859
Short Term Investments	27,602,955	—	—	27,602,955
Total Investments in Securities	$1,633,392,462	$41,307,352	$—	$1,674,699,814
Franklin Templeton Moderate
Allocation Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$2,699,872,176	$51,375,045	$—	$2,751,247,221
Short Term Investments	41,441,411	—	—	41,441,411
Total Investments in Securities	$2,741,313,587	$51,375,045	$—	$2,792,688,632
Franklin Templeton Growth
Allocation Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$1,357,542,094	$11,504,908	$—	$1,369,047,002
Short Term Investments	27,092,338	—	—	27,092,338
Total Investments in Securities	$1,384,634,432	$11,504,908	$—	$1,396,139,340

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statements of Investments.

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Annual Report | 77

Franklin Templeton Fund Allocator Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund and Franklin Templeton Growth Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 14, 2014

78 | Annual Report

Franklin Templeton Fund Allocator Series

Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2013:

Franklin	Franklin	Franklin
Templeton	Templeton	Templeton
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund
$56,989,027	$94,678,015	$32,564,705

Under Section 871(k)(2)(C) of the Code, the Franklin Templeton Moderate Target Fund hereby reports the maximum amount allowable but no less than $469,264 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2013.

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2013:

Franklin	Franklin	Franklin
Templeton	Templeton	Templeton
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund
13.32%	20.96%	39.98%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2013:

Franklin	Franklin	Franklin
Templeton	Templeton	Templeton
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund
$8,710,328	$19,783,301	$13,757,374

Distributions, including qualified dividend income, paid during calendar year 2013 will be reported to shareholders on Form 1099-DIV by mid-February 2014. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2013, the Funds, a qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 27, 2013, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Annual Report | 79

Franklin Templeton Fund Allocator Series

Tax Information (unaudited) (continued)

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6 and Advisor Class shareholders of record.

	Foreign Tax	Foreign Source	Foreign Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share
Franklin Templeton Conservative Allocation Fund
Class A	$0.0041	$0.1369	$0.0232
Class C	$0.0041	$0.1369	$0.0232
Class R	$0.0041	$0.1369	$0.0232
Class R6	$0.0041	$0.1369	$0.0232
Advisor Class	$0.0041	$0.1369	$0.0232
Franklin Templeton Moderate Allocation Fund
Class A	$0.0051	$0.1258	$0.0331
Class C	$0.0051	$0.1258	$0.0331
Class R	$0.0051	$0.1258	$0.0331
Class R6	$0.0051	$0.1258	$0.0331
Advisor Class	$0.0051	$0.1258	$0.0331
Franklin Templeton Growth Allocation Fund
Class A	$0.0075	$0.1089	$0.0550
Class C	$0.0075	$0.1089	$0.0550
Class R	$0.0075	$0.1089	$0.0550
Class R6	$0.0075	$0.1089	$0.0550
Advisor Class	$0.0075	$0.1089	$0.0550

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Funds’ distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

80 | Annual Report

Franklin Templeton Fund Allocator Series

Tax Information (unaudited) (continued)

By mid-February 2014, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2013. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2013 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 81

Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1995	141	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	114	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
(global energy company) (1989-2009),
Hewlett-Packard Company (technology
company) (1996-2002), Safeway, Inc.
(grocery retailer) (1991-1998) and
TransAmerica Corporation (insurance
company) (1989-1999).
Principal Occupation During at Least the Past 5 Years:
Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012); and formerly,
Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer,
AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 1998	141	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
allied products) (1994-2013), RTI
International Metals, Inc. (manu-
facture and distribution of titanium),
Canadian National Railway (railroad)
and White Mountains Insurance
Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet
(1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

82 | Annual Report

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
J. Michael Luttig (1954)	Trustee	Since 2009	141	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	141	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (until 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	141	Cbeyond, Inc. (business communica-
One Franklin Parkway				tions provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
				(2010-2012) and The Washington
				Post Company (education and media
				organization).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (July 2012); and
formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President –
Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004);
Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	114	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
		2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Annual Report | 83

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	152	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	141	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee	since June 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

84 | Annual Report

Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; and officer of 46 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC;
and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since March 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since March 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments;
and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton
Group of Funds (2004-2013).

Annual Report | 85

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin
Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change. Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Fund.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

86 | Annual Report

Franklin Templeton Fund Allocator Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 87

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | **ASSET ALLOCATION** | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2014 Franklin Templeton Investments. All rights reserved.

FAS A 02/14

DECEMBER 31, 2013

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton
Corefolio Allocation Fund

Franklin Templeton
Founding Funds Allocation Fund

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

ASSET ALLOCATION

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Annual Report				Report of Independent
				Financial Highlights and		Registered Public
		Economic and Market Overview	3	Statements of Investments	23	Accounting Firm	47

		Franklin Templeton
		Corefolio Allocation Fund	5	Financial Statements	33	Tax Information	48

		Franklin Templeton Founding		Notes to
		Funds Allocation Fund	14	Financial Statements	37	Board Members and Officers	50

						Shareholder Information	55

 | 1

Annual Report

Economic and Market Overview

The 12 months under review were characterized by reinvigorated policy support and an economic recovery in developed markets. However, differences in global economic trends corresponded with increasingly divergent monetary policies, and growth in emerging market economies tended to slow. The central banks of key developed markets generally reaffirmed their accommodative monetary stances while some emerging market counterparts tightened policy rates as they sought to control inflation and currency depreciation.

In the U.S., economic growth and employment trends generally exceeded expectations, underpinned by consumer and business spending and rising inventories. Historically low mortgage rates and improving sentiment aided the housing market recovery, evidenced by solid new and existing home sales, rising home prices, low inventories and multi-year lows in new foreclosures. The U.S. Federal Reserve Board (Fed) expanded its asset purchase program to $85 billion per month from $40 billion early in the year. After encouraging economic and employment reports, the Fed announced in December it would reduce its monthly bond purchases by $10 billion beginning in January 2014; however, the Fed committed to keeping interest rates low. In October, the federal government temporarily shut down after Congress failed to authorize routine federal funding amid a disagreement over a new health care law. However, Congress subsequently agreed to fund the government through early 2014 and later passed a two-year budget deal that could ease automatic spending cuts and lower the risk of another shutdown.

Outside the U.S., the eurozone emerged from its longest recession on record during the second half of 2013 and Japan’s growth moderated. The European Central Bank reduced its policy rate to a record low and pledged to maintain systemic support following political turmoil in Greece, Spain, Portugal and Italy. Germany’s re-election of Chancellor Angela Merkel was largely perceived as a vote of support for ongoing eurozone reform measures. In Asia, the Bank of Japan set an explicit inflation target and pledged to double bond purchases in an unprecedented wave of policy reform. The U.S. dollar fell versus the euro but rose versus the Japanese yen in 2013.

Growth in many emerging markets moderated based on lower domestic demand, falling exports and weakening commodity prices. Political turmoil in certain emerging markets, the Fed’s potential tapering of its asset purchase program and the Chinese central bank’s effort to tighten liquidity to curb real estate and credit speculation led to a sell-off in emerging market equities

Annual Report | 3

and a sharp depreciation in regional currencies against the U.S. dollar. Central banks in Brazil, India and Indonesia raised interest rates in the second half of 2013 as they sought to curb inflation.

The stock market rally in developed markets accelerated during 2013 amid redoubled central bank commitments, continued corporate earnings strength and increasing signs of economic progress. Emerging market stocks rebounded toward period-end, although Latin American stocks trailed their emerging market peers. Oil prices rallied in the third quarter and rose for the year mainly owing to supply concerns related to geopolitical turmoil, but gold posted its largest annual price decline in more than three decades. Increasingly divergent economic and political circumstances during the period resulted in declining market correlations, which many bottom-up investors perceived as more favorable.

The foregoing information reflects our analysis and opinions as of December 31, 2013. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Franklin Templeton Corefolio Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

Franklin Templeton Corefolio Allocation Fund – Class A delivered a +31.01% AAA cumulative total return for the 12 months under review. In comparison, its benchmarks, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +32.39% total return, and the MSCI World Index, which tracks equity performance in global developed markets, produced a +27.36% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

Annual Report |

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Flex Cap Growth Fund – Class R6 outperformed the S&P 500, while Franklin Growth Fund – Class R6 and Mutual Shares Fund – Class R6 underperformed the index. Templeton Growth Fund – Class R6 outperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Annual Report

Performance Summary as of 12/31/13

Franklin Templeton Corefolio Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTCOX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	4.04	$17.61	$13.57
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1629
Class C (Symbol: FTCLX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	3.99	$17.44	$13.45
Distributions (1/1/13–12/31/13)
Dividend Income	$0.0533
Class R (Symbol: n/a)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	4.04	$17.60	$13.56
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1258
Advisor Class (Symbol: FCAZX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	4.05	$17.64	$13.59
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2096

Annual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A			1-Year		5-Year		10-Year
Cumulative Total Return[2]		+	31.01%	+	119.29%	+	95.86%
Average Annual Total Return[3]		+	23.46%	+	15.62%	+	6.32%
Value of $10,000 Investment[4]			$12,346		$20,659		$18,465
Total Annual Operating Expenses[5]	1.14%
Class C			1-Year		5-Year		10-Year
Cumulative Total Return[2]		+	30.09%	+	111.70%	+	82.85%
Average Annual Total Return[3]		+	29.09%	+	16.18%	+	6.22%
Value of $10,000 Investment[4]			$12,909		$21,170		$18,285
Total Annual Operating Expenses[5]	1.84%
Class R			1-Year		5-Year		10-Year
Cumulative Total Return[2]		+	30.76%	+	116.94%	+	91.94%
Average Annual Total Return[3]		+	30.76%	+	16.75%	+	6.74%
Value of $10,000 Investment[4]			$13,076		$21,694		$19,194
Total Annual Operating Expenses[5]	1.34%
Advisor Class			1-Year		5-Year		10-Year
Cumulative Total Return[2]		+	31.38%	+	122.32%	+	101.71%
Average Annual Total Return[3]		+	31.38%	+	17.33%	+	7.27%
Value of $10,000 Investment[4]			$13,138		$22,232		$20,171
Total Annual Operating Expenses[5]	0.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 9

10 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. These and other risks, including investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market, are discussed in the Fund’s prospectus.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

Annual Report | 11

Your Fund’s Expenses

Franklin Templeton Corefolio Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13 –12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,187.40	$2.59	$5.84
Hypothetical (5% return before expenses)	$1,000	$1,022.84	$2.40	$5.40
Class C
Actual	$1,000	$1,182.90	$6.55	$9.79
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06	$9.05
Class R
Actual	$1,000	$1,185.80	$3.80	$7.05
Hypothetical (5% return before expenses)	$1,000	$1,021.73	$3.52	$6.51
Advisor Class
Actual	$1,000	$1,188.50	$1.05	$4.30
Hypothetical (5% return before expenses)	$1,000	$1,024.25	$0.97	$3.97

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, annualized for each class (A: 0.47%;
C: 1.19%; R: 0.69%; and Advisor: 0.19%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, annualized for each class (A: 1.06%;
C: 1.78%; R: 1.28%; and Advisor: 0.78%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Annual Report | 13

Franklin Templeton

Founding Funds Allocation Fund

Your Fund’s Goals and Main Investments: Franklin Templeton Founding Funds Allocation Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*
Franklin Templeton
Founding Funds Allocation Fund
Based on Total Net Assets as of 12/31/13

Domestic Equity	33.2%

Foreign Equity	33.2%

Domestic Hybrid	33.0%

Short-Term Investments & Other Net Assets	0.6%

*The asset allocation is based on the Statement of
Investments (SOI), which classifies each underlying
fund into a broad asset class.

This annual report for Franklin Templeton Founding Funds Allocation Fund covers the fiscal year ended December 31, 2013.

Performance Overview

Franklin Templeton Founding Funds Allocation Fund – Class A delivered a +23.64% cumulative total return for the 12 months under review. In comparison, its benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +32.39% total return, and the MSCI World Index, which tracks equity performance in global developed markets, produced a +27.36% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 16.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1 / 3 % of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 32.

14 | Annual Report

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Class R6 and Mutual Shares Fund – Class R6 underperformed the S&P 500. Templeton Growth Fund – Class R6 outperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 15

Performance Summary as of 12/31/13

Franklin Templeton Founding Funds Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FFALX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	2.23	$13.37	$11.14
Distributions (1/1/13–12/31/13)
Dividend Income	$0.3808
Class C (Symbol: FFACX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	2.19	$13.18	$10.99
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2880
Class R (Symbol: FFARX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	2.23	$13.39	$11.16
Distributions (1/1/13–12/31/13)
Dividend Income	$0.3481
Advisor Class (Symbol: FFAAX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	2.24	$13.44	$11.20
Distributions (1/1/13–12/31/13)
Dividend Income	$0.4142

16 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A			1-Year		5-Year		10-Year
Cumulative Total Return[2]		+	23.64%	+	105.20%	+	90.08%
Average Annual Total Return[3]		+	16.53%	+	14.10%	+	6.00%
Value of $10,000 Investment[4]			$11,653		$19,335		$17,908
Total Annual Operating Expenses[5]	1.05%
Class C			1-Year		5-Year		10-Year
Cumulative Total Return[2]		+	22.69%	+	97.53%	+	77.24%
Average Annual Total Return[3]		+	21.69%	+	14.58%	+	5.89%
Value of $10,000 Investment[4]			$12,169		$19,753		$17,724
Total Annual Operating Expenses[5]	1.80%
Class R			1-Year		5-Year		10-Year
Cumulative Total Return[2]		+	23.28%	+	102.59%	+	86.10%
Average Annual Total Return[3]		+	23.28%	+	15.17%	+	6.41%
Value of $10,000 Investment[4]			$12,328		$20,259		$18,610
Total Annual Operating Expenses[5]	1.30%
Advisor Class			1-Year		5-Year		10-Year
Cumulative Total Return[2]		+	23.93%	+	107.69%	+	95.76%
Average Annual Total Return[3]		+	23.93%	+	15.74%	+	6.95%
Value of $10,000 Investment[4]			$12,393		$20,769		$19,576
Total Annual Operating Expenses[5]	0.80%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 17

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

18 | Annual Report

Annual Report | 19

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

20 | Annual Report

Your Fund’s Expenses

Franklin Templeton Founding Funds Allocation Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13 –12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,141.10	$2.21	$5.40
Hypothetical (5% return before expenses)	$1,000	$1,023.14	$2.09	$5.09
Class C
Actual	$1,000	$1,137.20	$6.25	$9.43
Hypothetical (5% return before expenses)	$1,000	$1,019.36	$5.90	$8.89
Class R
Actual	$1,000	$1,139.40	$3.56	$6.74
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36	$6.36
Advisor Class
Actual	$1,000	$1,142.80	$0.86	$4.05
Hypothetical (5% return before expenses)	$1,000	$1,024.40	$0.82	$3.82

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, annualized for each class (A: 0.41%; C: 1.16%; R: 0.66%; and Advisor: 0.16%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, annualized for each class (A: 1.00%; C: 1.75%; R: 1.25%; and Advisor: 0.75%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

22 | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Corefolio Allocation Fund
		Year Ended December 31,
Class A	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.57	$11.93	$12.41	$11.08	$8.46
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.11	0.11	0.15	0.12
Net realized and unrealized gains (losses)	4.09	1.65	(0.47)	1.30	2.64
Total from investment operations	4.20	1.76	(0.36)	1.45	2.76
Less distributions from net investment income and short term gains
received from Underlying Funds	(0.16)	(0.12)	(0.12)	(0.12)	(0.14)
Net asset value, end of year	$17.61	$13.57	$11.93	$12.41	$11.08

Total return[d]	31.01%	14.80%	(2.90)%	13.13%	32.74%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.44%	0.36%	0.39%	0.45%	0.51%
Expenses net of waiver and payments by affiliates[e]	0.44%	0.36%	0.39%	0.38%	0.38%
Net investment income[c]	0.68%	0.86%	0.89%	1.26%	1.31%

Supplemental data
Net assets, end of year (000’s)	$558,124	$449,252	$418,444	$479,773	$319,688
Portfolio turnover rate	5.90%	2.14%	2.50%	21.72%	2.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.65% for the year ended
December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Corefolio Allocation Fund
		Year Ended December 31,
Class C	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.45	$11.82	$12.30	$10.99	$8.40
Income from investment operations[a]:
Net investment income[b,c]	(—)[d]	0.02	0.02	0.06	0.05
Net realized and unrealized gains (losses)	4.04	1.64	(0.47)	1.30	2.61
Total from investment operations	4.04	1.66	(0.45)	1.36	2.66
Less distributions from net investment income and short term gains
received from Underlying Funds	(0.05)	(0.03)	(0.03)	(0.05)	(0.07)
Net asset value, end of year	$17.44	$13.45	$11.82	$12.30	$10.99

Total return[e]	30.09%	14.04%	(3.67)%	12.39%	31.80%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.15%	1.07%	1.10%	1.17%	1.23%
Expenses net of waiver and payments by affiliates[f]	1.15%	1.07%	1.10%	1.10%	1.10%
Net investment income (loss)[c]	(0.03)%	0.15%	0.18%	0.54%	0.59%

Supplemental data
Net assets, end of year (000’s)	$176,332	$142,879	$138,447	$162,084	$113,040
Portfolio turnover rate	5.90%	2.14%	2.50%	21.72%	2.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.65% for the year ended
December 31, 2013.

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Corefolio Allocation Fund
		Year Ended December 31,
Class R	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.56	$11.93	$12.41	$11.08	$8.46
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.09	0.08	0.12	0.11
Net realized and unrealized gains (losses)	4.11	1.64	(0.47)	1.31	2.63
Total from investment operations	4.17	1.73	(0.39)	1.43	2.74
Less distributions from net investment income and short term gains
received from Underlying Funds	(0.13)	(0.10)	(0.09)	(0.10)	(0.12)
Net asset value, end of year	$17.60	$13.56	$11.93	$12.41	$11.08

Total return	30.76%	14.49%	(3.15)%	12.93%	32.49%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.65%	0.57%	0.60%	0.67%	0.74%
Expenses net of waiver and payments by affiliates[d]	0.65%	0.57%	0.60%	0.60%	0.61%
Net investment income[c]	0.47%	0.65%	0.68%	1.04%	1.08%

Supplemental data
Net assets, end of year (000’s)	$1,903	$1,856	$1,686	$2,188	$1,365
Portfolio turnover rate	5.90%	2.14%	2.50%	21.72%	2.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.65% for the year ended
December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Corefolio Allocation Fund
		Year Ended December 31,
Advisor Class	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.59	$11.95	$12.44	$11.09	$8.47
Income from investment operations[a]:
Net investment income[b,c]	0.18	0.18	0.17	0.26	0.15
Net realized and unrealized gains (losses)	4.08	1.62	(0.50)	1.24	2.64
Total from investment operations	4.26	1.80	(0.33)	1.50	2.79
Less distributions from net investment income and short term gains
received from Underlying Funds	(0.21)	(0.16)	(0.16)	(0.15)	(0.17)
Net asset value, end of year	$17.64	$13.59	$11.95	$12.44	$11.09

Total return	31.38%	15.11%	(2.67)%	13.56%	33.01%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.15%	0.07%	0.10%	0.17%	0.24%
Expenses net of waiver and payments by affiliates[d]	0.15%	0.07%	0.10%	0.10%	0.11%
Net investment income[c]	0.97%	1.15%	1.18%	1.54%	1.58%

Supplemental data
Net assets, end of year (000’s)	$15,495	$10,245	$7,815	$7,357	$1,915
Portfolio turnover rate	5.90%	2.14%	2.50%	21.72%	2.01%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.65% for the year ended
December 31, 2013.

26 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin Templeton Corefolio Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 75.2%
[b]Franklin Flex Cap Growth Fund, Class R6	3,338,423	$190,156,597
Franklin Growth Fund, Class R6	2,905,310	189,455,278
Mutual Shares Fund, Class R6	6,575,955	186,296,813
		565,908,688
Foreign Equity 24.8%
Templeton Growth Fund Inc., Class R6	7,464,658	186,243,208
Total Investments in Underlying Funds before Short Term Investments
(Cost $547,752,850) 100.0%		752,151,896
Short Term Investments (Cost $686,704) 0.1%
Money Market Funds 0.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	686,704	686,704
Total Investments in Underlying Funds (Cost $548,439,554) 100.1%		752,838,600
Other Assets, less Liabilities (0.1)%		(983,912)
Net Assets 100.0%		$751,854,688

[a]See Note 6 regarding investments in Underlying Funds.
[b]Non-income producing.

Annual Report | The accompanying notes are an integral part of these financial statements. | 27

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Founding Funds Allocation Fund
		Year Ended December 31,
Class A	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.14	$9.88	$10.46	$9.82	$7.83
Income from investment operations[a]:
Net investment income[b,c]	0.32	0.35	0.35	0.36	0.33
Net realized and unrealized gains (losses)	2.29	1.28	(0.55)	0.66	2.06
Total from investment operations	2.61	1.63	(0.20)	1.02	2.39
Less distributions from net investment income	(0.38)	(0.37)	(0.38)	(0.38)	(0.40)
Net asset value, end of year	$13.37	$11.14	$9.88	$10.46	$9.82

Total return[d]	23.64%	16.76%	(1.95)%	10.61%	31.05%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.39%	0.33%	0.34%	0.41%	0.44%
Expenses net of waiver and payments by affiliates[e]	0.39%	0.33%	0.34%	0.35%	0.37%
Net investment income[c]	2.63%	3.24%	3.36%	3.61%	3.94%

Supplemental data
Net assets, end of year (000’s)	$4,170,045	$3,766,640	$3,773,080	$4,771,043	$5,333,275
Portfolio turnover rate	3.04%	3.59%	3.69%	3.99%	4.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended
December 31, 2013.

28 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Founding Funds Allocation Fund
		Year Ended December 31,
Class C	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.99	$9.75	$10.32	$9.70	$7.74
Income from investment operations[a]:
Net investment income[b,c]	0.23	0.26	0.27	0.28	0.27
Net realized and unrealized gains (losses)	2.25	1.27	(0.54)	0.64	2.02
Total from investment operations	2.48	1.53	(0.27)	0.92	2.29
Less distributions from net investment income	(0.29)	(0.29)	(0.30)	(0.30)	(0.33)
Net asset value, end of year	$13.18	$10.99	$9.75	$10.32	$9.70

Total return[d]	22.69%	15.87%	(2.65)%	9.69%	30.11%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.14%	1.08%	1.09%	1.16%	1.18%
Expenses net of waiver and payments by affiliates[e]	1.14%	1.08%	1.09%	1.10%	1.11%
Net investment income[c]	1.88%	2.49%	2.61%	2.86%	3.20%

Supplemental data
Net assets, end of year (000’s)	$1,829,111	$1,657,087	$1,743,292	$2,252,033	$2,573,664
Portfolio turnover rate	3.04%	3.59%	3.69%	3.99%	4.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended
December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Founding Funds Allocation Fund
		Year Ended December 31,
Class R	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.16	$9.89	$10.48	$9.84	$7.84
Income from investment operations[a]:
Net investment income[b,c]	0.29	0.31	0.35	0.34	0.31
Net realized and unrealized gains (losses)	2.29	1.30	(0.58)	0.65	2.07
Total from investment operations	2.58	1.61	(0.23)	0.99	2.38
Less distributions from net investment income	(0.35)	(0.34)	(0.36)	(0.35)	(0.38)
Net asset value, end of year	$13.39	$11.16	$9.89	$10.48	$9.84

Total return	23.28%	16.52%	(2.27)%	10.31%	30.83%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.64%	0.58%	0.59%	0.66%	0.68%
Expenses net of waiver and payments by affiliates[d]	0.64%	0.58%	0.59%	0.60%	0.61%
Net investment income[c]	2.38%	2.99%	3.11%	3.36%	3.70%

Supplemental data
Net assets, end of year (000’s)	$10,597	$10,058	$11,922	$12,568	$13,331
Portfolio turnover rate	3.04%	3.59%	3.69%	3.99%	4.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended
December 31, 2013.

30 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin Templeton Founding Funds Allocation Fund
		Year Ended December 31,
Advisor Class	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.20	$9.93	$10.52	$9.87	$7.87
Income from investment operations[a]:
Net investment income[b,c]	0.39	0.38	0.39	0.40	0.39
Net realized and unrealized gains (losses)	2.26	1.29	(0.57)	0.66	2.03
Total from investment operations	2.65	1.67	(0.18)	1.06	2.42
Less distributions from net investment income	(0.41)	(0.40)	(0.41)	(0.41)	(0.42)
Net asset value, end of year	$13.44	$11.20	$9.93	$10.52	$9.87

Total return	23.93%	17.08%	(1.78)%	10.95%	31.35%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.14%	0.08%	0.09%	0.16%	0.18%
Expenses net of waiver and payments by affiliates[d]	0.14%	0.08%	0.09%	0.10%	0.11%
Net investment income[c]	2.88%	3.49%	3.61%	3.86%	4.20%

Supplemental data
Net assets, end of year (000’s)	$114,369	$71,487	$72,427	$71,126	$63,994
Portfolio turnover rate	3.04%	3.59%	3.69%	3.99%	4.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended
December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin Templeton Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.2%
Mutual Shares Fund, Class R6	71,806,661	$2,034,282,703
Domestic Hybrid 33.0%
Franklin Income Fund, Class R6	838,143,077	2,019,924,816
Foreign Equity 33.2%
Templeton Growth Fund Inc., Class R6	81,555,713	2,034,815,040
Total Investments in Underlying Funds before Short Term Investments
(Cost $5,545,903,313) 99.4%		6,089,022,559
Short Term Investments (Cost $45,704,595) 0.7%
Money Market Funds 0.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	45,704,595	45,704,595
Total Investments in Underlying Funds (Cost $5,591,607,908) 100.1%		6,134,727,154
Other Assets, less Liabilities (0.1)%		(10,605,069)
Net Assets 100.0%		$6,124,122,085

[a]See Note 6 regarding investments in Underlying Funds.
[b]Non-income producing.

32 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2013

	Franklin	Franklin
	Templeton	Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Assets:
Investments in Underlying Funds: (Note 6)
Cost	$548,439,554	$5,591,607,908
Value	$752,838,600	$6,134,727,154
Receivables from capital shares sold	558,715	7,903,609
Other assets	16	130
Total assets	753,397,331	6,142,630,893
Liabilities:
Payables:
Capital shares redeemed	779,277	11,839,287
Administrative fees	18,712	152,207
Distribution fees	544,984	4,736,600
Transfer agent fees	144,496	1,503,606
Accrued expenses and other liabilities	55,174	277,108
Total liabilities	1,542,643	18,508,808
Net assets, at value	$751,854,688	$6,124,122,085
Net assets consist of:
Paid-in capital	$554,012,010	$8,225,084,495
Undistributed net investment income	186,306	1,934,226
Net unrealized appreciation (depreciation)	204,399,046	543,119,246
Accumulated net realized gain (loss)	(6,742,674)	(2,646,015,882)
Net assets, at value	$751,854,688	$6,124,122,085

Annual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2013

	Franklin	Franklin
	Templeton	Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Class A:
Net assets, at value	$558,123,862	$4,170,044,846
Shares outstanding	31,690,160	311,934,894
Net asset value per share[a]	$17.61	$13.37
Maximum offering price per share (net asset value per share ÷ 94.25%)	$18.68	$14.19
Class C:
Net assets, at value	$176,332,248	$1,829,111,214
Shares outstanding	10,112,176	138,748,436
Net asset value and maximum offering price per share[a]	$17.44	$13.18
Class R:
Net assets, at value	$1,903,117	$10,597,014
Shares outstanding	108,104	791,156
Net asset value and maximum offering price per share	$17.60	$13.39
Advisor Class:
Net assets, at value	$15,495,461	$114,369,011
Shares outstanding	878,312	8,509,587
Net asset value and maximum offering price per share	$17.64	$13.44

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

34 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the year ended December 31, 2013

	Franklin	Franklin
Templeton	Templeton	Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 6)	$7,573,560	$175,430,636
Expenses:
Administrative fees (Note 3a)	201,513	1,733,951
Distribution fees: (Note 3b)
Class A	1,432,486	9,962,677
Class B	3,178	35,987
Class C	1,572,562	17,382,190
Class R	8,890	51,497
Transfer agent fees: (Note 3d)
Class A	773,416	5,223,340
Class B	554	5,016
Class C	241,964	2,268,106
Class R	2,750	13,457
Advisor Class	18,942	106,665
Reports to shareholders	66,811	538,298
Registration and filing fees	74,375	153,253
Professional fees	31,808	70,071
Trustees’ fees and expenses	4,688	41,612
Other	7,202	49,675
Expenses borne by Underlying Funds (Note 7)	(356,362)	(2,263,748)
Total expenses	4,084,777	35,372,047
Net investment income	3,488,783	140,058,589
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments in Underlying Funds (Note 6)	12,955,491	58,304,930
Realized gain distribution by Underlying Funds	24,974,709	—
Net realized gain (loss)	37,930,200	58,304,930
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	139,431,540	1,023,954,491
Net realized and unrealized gain (loss)	177,361,740	1,082,259,421
Net increase (decrease) in net assets resulting from operations	$180,850,523	$1,222,318,010

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton		Franklin Templeton
	Corefolio Allocation Fund		Founding Funds Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$3,488,783	$4,169,918	$140,058,589	$170,201,757
Net realized gain (loss) from Underlying Funds	37,930,200	21,012,932	58,304,930	(11,105,539)
Net change in unrealized appreciation
(depreciation) on investments in Underlying
Funds	139,431,540	57,758,458	1,023,954,491	708,660,878
Net increase (decrease) in net assets
resulting from operations	180,850,523	82,941,308	1,222,318,010	867,757,096
Distributions to shareholders from:
Net investment income and short term gains
received from Underlying Funds:
Class A	(5,135,871)	(4,029,814)	(118,824,164)	(127,242,038)
Class B	—	(24,175)	—	(1,344,544)
Class C	(539,100)	(304,941)	(39,966,252)	(44,880,709)
Class R	(13,603)	(12,993)	(276,644)	(315,322)
Advisor Class	(179,676)	(117,263)	(3,156,020)	(2,550,398)
Total distributions to shareholders	(5,868,250)	(4,489,186)	(162,223,080)	176,333,011
Capital share transactions: (Note 2)
Class A	(21,298,297)	(25,871,568)	(322,569,398)	(464,323,347)
Class B	(3,233,173)	(21,587,349)	(34,596,414)	(178,686,934)
Class C	(7,437,082)	(13,935,555)	(144,240,609)	(293,143,365)
Class R	(419,907)	(53,130)	(1,342,610)	(3,219,844)
Advisor Class	1,932,643	1,312,010	28,225,950	(9,692,136)
Total capital share transactions	(30,455,816)	(60,135,592)	(474,523,081)	(949,065,626)
Net increase (decrease) in net assets	144,526,457	18,316,530	585,571,849	(257,641,541)
Net assets:
Beginning of year	607,328,231	589,011,701	5,538,550,236	5,796,191,777
End of year	$751,854,688	$607,328,231	$6,124,122,085	$5,538,550,236
Undistributed net investment income included in
net assets:
End of year	$186,306	$965,622	$1,934,226	$24,098,717

36 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of fourteen separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Templeton		Franklin Templeton
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2013
Shares sold	3,437,590	$53,359,599	21,436,165	$262,836,923
Shares issued in reinvestment of
distributions	291,186	4,981,840	8,950,226	113,502,952
Shares redeemed	(5,147,580)	(79,639,736)	(56,672,608)	(698,909,273)
Net increase (decrease)	(1,418,804)	$(21,298,297)	(26,286,217)	$(322,569,398)
Year ended December 31, 2012
Shares sold	4,073,109	$52,936,968	30,806,626	$327,349,893
Shares issued in reinvestment of
distributions	296,017	3,890,765	11,464,306	121,151,320
Shares redeemed	(6,340,093)	(82,699,301)	(86,057,147)	(912,824,560)
Net increase (decrease)	(1,970,967)	$(25,871,568)	(43,786,215)	$(464,323,347)
Class B Shares[a]:
Year ended December 31, 2013
Shares sold	472	$6,656	3,162	$36,602
Shares redeemed	(229,346)	(3,239,829)	(2,957,857)	(34,633,016)
Net increase (decrease)	(228,874)	$(3,233,173)	(2,954,695)	$(34,596,414)
Year ended December 31, 2012
Shares sold	2,851	$36,425	111,683	$1,176,061
Shares issued in reinvestment of
distributions	1,798	22,155	109,357	1,125,900
Shares redeemed	(1,677,445)	(21,645,929)	(17,014,275)	(180,988,895)
Net increase (decrease)	(1,672,796)	$(21,587,349)	(16,793,235)	$(178,686,934)
Class C Shares:
Year ended December 31, 2013
Shares sold	1,222,480	$19,033,146	9,397,146	$114,668,476
Shares issued in reinvestment of
distributions	31,901	514,595	2,912,284	36,529,675
Shares redeemed	(1,767,529)	(26,984,823)	(24,375,919)	(295,438,760)
Net increase (decrease)	(513,148)	$(7,437,082)	(12,066,489)	$(144,240,609)
Year ended December 31, 2012
Shares sold	879,209	$11,343,194	7,224,788	$75,666,193
Shares issued in reinvestment of
distributions	23,529	287,996	3,889,276	40,585,902
Shares redeemed	(1,987,168)	(25,566,745)	(39,158,420)	(409,395,460)
Net increase (decrease)	(1,084,430)	$(13,935,555)	(28,044,356)	$(293,143,365)

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Templeton		Franklin Templeton
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Year ended December 31, 2013
Shares sold	5,007	$78,357	144,102	$1,780,250
Shares issued in reinvestment of
distributions	801	13,603	21,682	275,563
Shares redeemed	(34,547)	(511,867)	(276,170)	(3,398,423)
Net increase (decrease)	(28,739)	$(419,907)	(110,386)	$(1,342,610)
Year ended December 31, 2012
Shares sold	5,830	$76,583	131,805	$1,395,887
Shares issued in reinvestment of
distributions	994	12,993	29,729	314,580
Shares redeemed	(11,336)	(142,706)	(465,313)	(4,930,311)
Net increase (decrease)	(4,512)	$(53,130)	(303,779)	$(3,219,844)
Advisor Class Shares:
Year ended December 31, 2013
Shares sold	240,034	$3,782,420	3,668,813	$47,263,232
Shares issued in reinvestment of
distributions	9,794	169,184	221,108	2,845,113
Shares redeemed	(125,315)	(2,018,961)	(1,765,654)	(21,882,395)
Net increase (decrease)	124,513	$1,932,643	2,124,267	$28,225,950
Year ended December 31, 2012
Shares sold	221,514	$2,933,041	1,630,342	$17,487,002
Shares issued in reinvestment of
distributions	8,300	110,020	211,726	2,250,979
Shares redeemed	(130,050)	(1,731,051)	(2,751,905)	(29,430,117)
Net increase (decrease)	99,764	$1,312,010	(909,837)	$(9,692,136)

[a]Effective March 1, 2013, all the Class B Shares were converted to Class A.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (continued) a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds’ shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares for the Franklin Templeton Corefolio Allocation Fund and at 0.25% per year for Class A shares for the Franklin Founding Funds Allocation Fund until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin Templeton	Franklin Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$178,861	$920,534
CDSC retained	$6,650	$50,734

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Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended December 31, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Templeton	Franklin Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Transfer agent fees	$694,237	$3,724,969

e. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the funds do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2013. Effective May 1, 2013, the contractual fee waiver was eliminated. There were no expenses waived during the year ended December 31, 2013.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2013, the capital loss carryforwards were as follows:

	Franklin Templeton		Franklin Templeton
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
Capital loss carryforwards expiring in:
2016	$—		$666,677,037
2017	13,215,638	[a]	1,091,470,427
2018	—		465,945,460
Long term capital loss carryforwards not subject to expiration	—		393,449,505
Total capital loss carryforwards	$13,215,638		$2,617,542,429

aIncludes $13,215,638 from the merged Franklin Templeton Perspectives Allocation Fund, which may be carried over to offset future capital gains, subject to certain limitations.

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Notes to Financial Statements (continued)

4. INCOME TAXES (continued)

During the year ended December 31, 2013, the Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund utilized $25,609,305 and $48,379,019, respectively, of capital loss carryforwards.

The tax character of distributions paid during the years ended December 31, 2013 and 2012, was as follows:

	Franklin Templeton		Franklin Templeton
	Corefolio Allocation Fund		Founding Funds Allocation Fund
	2013	2012	2013	2012
Distributions paid from ordinary
income	$5,868,250	$4,489,186	$162,223,080		$176,333,011

At December 31, 2013, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income, and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin
	Templeton	Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Cost of investments	$551,994,388	$5,620,081,364

Unrealized appreciation	$200,844,212	$514,707,726
Unrealized depreciation	—	(61,936)
Net unrealized appreciation (depreciation)	$200,844,212	$514,645,790

Undistributed ordinary income	$186,306	$1,934,226
Undistributed long term capital gains	10,027,800	—
Distributable earnings	$10,214,106	$1,934,226

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of short term capital gains distributions from Underlying Funds, foreign capital gains tax, and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2013, were as follows:

	Franklin Templeton	Franklin Templeton
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Purchases	$39,548,269	$175,430,636
Sales	$47,500,000	$681,000,000

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Notes to Financial Statements (continued)

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are reduced on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the year ended December 31, 2013, were as follows:

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	of Year	Income	Gain (Loss)		of Year
Franklin Templeton Corefolio
Allocation Fund
Franklin Flex Cap Growth Fund,
Class R6	3,145,368	454,995	261,940	3,338,423	$190,156,597	$—	$30,048,317	[b]	5.39%
Franklin Growth Fund,
Class R6	3,009,533	46,917	151,140	2,905,310	189,455,278	1,662,391	3,983,576		1.95%
Institutional Fiduciary Trust
Money Market Portfolio	1,039,910	37,480,959	37,834,165	686,704	686,704	—	—		—[c]
Mutual Shares Fund,
Class R6	6,769,027	212,035	405,107	6,575,955	186,296,813	3,071,646	1,571,229		1.15%
Templeton Growth Fund Inc.,
Class R6	7,856,853	257,285	649,480	7,464,658	186,243,208	2,839,523	2,327,078		1.02%
Total					$752,838,600	$7,573,560	$37,930,200
Franklin Templeton Founding Funds
Allocation Fund
Franklin Income Fund,
Class R6	826,732,566	48,036,153	36,625,642	838,143,077	$2,019,924,816	$110,393,013	$2,074,986		2.35%
Institutional Fiduciary Trust
Money Market Portfolio	43,452,070	424,354,568	422,102,043	45,704,595	45,704,595	—	—		0.24%
Mutual Shares Fund,
Class R6	81,205,536	1,231,761	10,630,636	71,806,661	2,034,282,703	33,855,517	40,649,532		12.55%
Templeton Growth Fund Inc.,
Class R6	94,913,411	1,306,878	14,664,576	81,555,713	2,034,815,040	31,182,106	15,580,412		11.09%
Total					$6,134,727,154	$175,430,636	$58,304,930

aEffective May 1, 2013, the Underlying Fund’s shares were exchanged from Advisor Class to Class R6, if applicable.
bIncludes realized gain distributions received.
cRounds to less than 0.01%.

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Notes to Financial Statements (continued)

7. SPECIAL SERVICING AGREEMENT

The Funds participated in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any administrative and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2013 is noted in the Statements of Operations. Effective May 1, 2013, the SSA was discontinued until further notice and approval by the Board.

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matured on February 14, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended December 31, 2013, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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Notes to Financial Statements (continued)

9. FAIR VALUE MEASUREMENTS (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2013, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on their financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 14, 2014

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Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2013:

Franklin Templeton	Franklin Templeton
Corefolio	Founding Funds
Allocation Fund	Allocation Fund
88.73%	40.89%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allow-
able but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2013:

Franklin Templeton	Franklin Templeton
Corefolio	Founding Funds
Allocation Fund	Allocation Fund
$8,501,969	$102,815,514

Distributions, including qualified dividend income, paid during calendar year 2013 will be reported to shareholders on Form 1099-DIV by mid-February 2014. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2013, the Funds, qualified fund of funds under Section 852(g)(2) of the Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 27, 2013, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income and foreign qualified dividends as reported by the Funds, to Class A, Class C, Class R, and Advisor Class shareholders of record.

	Foreign Tax	Foreign Source	Foreign Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share
Franklin Templeton Corefolio Allocation Fund
Class A	$0.0059	$0.0577	$0.0470
Class C	$0.0059	$0.0577	$0.0470
Class R	$0.0059	$0.0577	$0.0470
Advisor Class	$0.0059	$0.0577	$0.0470

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Tax Information (unaudited) (continued)

	Foreign Tax	Foreign Source	Foreign Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share
Franklin Templeton Founding Funds Allocation Fund
Class A	$0.0061	$0.0595	$0.0484
Class C	$0.0061	$0.0595	$0.0484
Class R	$0.0061	$0.0595	$0.0484
Advisor Class	$0.0061	$0.0595	$0.0484

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2014, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2013. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2013 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 49

Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1995	141	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	114	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
(global energy company) (1989-2009),
Hewlett-Packard Company (technology
company) (1996-2002), Safeway, Inc.
(grocery retailer) (1991-1998) and
TransAmerica Corporation (insurance
company) (1989-1999).
Principal Occupation During at Least the Past 5 Years:
Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012); and formerly,
Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer,
AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 1998	141	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
allied products) (1994-2013), RTI
International Metals, Inc. (manu-
facture and distribution of titanium),
Canadian National Railway (railroad)
and White Mountains Insurance
Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet
(1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

50 | Annual Report

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
J. Michael Luttig (1954)	Trustee	Since 2009	141	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	141	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (until 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	141	Cbeyond, Inc. (business communica-
One Franklin Parkway				tions provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
				(2010-2012) and The Washington
				Post Company (education and media
				organization).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (July 2012); and
formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President –
Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004);
Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	114	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
		2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Annual Report | 51

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	152	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	141	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee	since June 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

52 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; and officer of 46 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC;
and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since March 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since March 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments;
and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton
Group of Funds (2004-2013).

Annual Report | 53

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin
Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc.
(Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Fund.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a
Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an under-
standing of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

54 | Annual Report

Franklin Templeton Fund Allocator Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 55

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin Templeton Fund Allocator Series

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2014 Franklin Templeton Investments. All rights reserved.

FAS2 A 02/14

DECEMBER 31, 2013

ANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin LifeSmart™

2015 Retirement Target Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

ASSET ALLOCATION

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Annual Report		Franklin LifeSmart 2035		Financial Statements	137
		Economic and Market Overview	3	Retirement Target Fund	45	Notes to Financial Statements	149
		Franklin LifeSmart 2015		Franklin LifeSmart 2040		Report of Independent
		Retirement Target Fund	5	Retirement Target Fund	55	Registered Public
		Franklin LifeSmart 2020		Franklin LifeSmart 2045		Accounting Firm	175
		Retirement Target Fund	15	Retirement Target Fund	65	Tax Information	176
		Franklin LifeSmart 2025		Franklin LifeSmart 2050		Board Members and Officers	179
		Retirement Target Fund	25	Retirement Target Fund	75
						Shareholder Information	184
		Franklin LifeSmart 2030		Financial Highlights and
		Retirement Target Fund	35	Statements of Investments	85

 | 1

Annual Report

Economic and Market Overview

The 12 months under review were characterized by reinvigorated policy support and an economic recovery in developed markets. However, differences in global economic trends corresponded with increasingly divergent monetary policies, and growth in emerging market economies tended to slow. The central banks of key developed markets generally reaffirmed their accommodative monetary stances while some emerging market counterparts tightened policy rates as they sought to control inflation and currency depreciation.

In the U.S., economic growth and employment trends generally exceeded expectations, underpinned by consumer and business spending and rising inventories. Historically low mortgage rates and improving sentiment aided the housing market recovery, evidenced by solid new and existing home sales, rising home prices, low inventories and multi-year lows in new foreclosures. The U.S. Federal Reserve Board (Fed) expanded its asset purchase program to $85 billion per month from $40 billion early in the year. After encouraging economic and employment reports, the Fed announced in December it would reduce its monthly bond purchases by $10 billion beginning in January 2014; however, the Fed committed to keeping interest rates low. In October, the federal government temporarily shut down after Congress failed to authorize routine federal funding amid a disagreement over a new health care law. However, Congress subsequently agreed to fund the government through early 2014 and later passed a two-year budget deal that could ease automatic spending cuts and lower the risk of another shutdown.

Outside the U.S., the eurozone emerged from its longest recession on record during the second half of 2013 and Japan’s growth moderated. The European Central Bank reduced its policy rate to a record low and pledged to maintain systemic support following political turmoil in Greece, Spain, Portugal and Italy. Germany’s re-election of Chancellor Angela Merkel was largely perceived as a vote of support for ongoing eurozone reform measures. In Asia, the Bank of Japan set an explicit inflation target and pledged to double bond purchases in an unprecedented wave of policy reform. The U.S. dollar fell versus the euro but rose versus the Japanese yen in 2013.

Growth in many emerging markets moderated based on lower domestic demand, falling exports and weakening commodity prices. Political turmoil in certain emerging markets, the Fed’s potential tapering of its asset purchase program and the Chinese central bank’s effort to tighten liquidity to curb real estate and credit speculation led to a sell-off in emerging market equities and a sharp depreciation in regional currencies against the U.S. dollar. Central banks

Annual Report | 3

in Brazil, India and Indonesia raised interest rates in the second half of 2013 as they sought to curb inflation.

The stock market rally in developed markets accelerated during 2013 amid redoubled central bank commitments, continued corporate earnings strength and increasing signs of economic progress. Emerging market stocks rebounded toward period-end, although Latin American stocks trailed their emerging market peers. Oil prices rallied in the third quarter and rose for the year mainly owing to supply concerns related to geopolitical turmoil, but gold posted its largest annual price decline in more than three decades. Increasingly divergent economic and political circumstances during the period resulted in declining market correlations, which many bottom-up investors perceived as more favorable.

The foregoing information reflects our analysis and opinions as of December 31, 2013. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Franklin LifeSmart 2015 Retirement Target Fund

(formerly, Franklin Templeton 2015 Retirement Target Fund)

Your Fund’s Goal and Main Investments: Franklin LifeSmart 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2015 approaches.1 The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin LifeSmart 2015 Retirement Target Fund covers the fiscal year ended December 31, 2013.

Performance Overview
Franklin LifeSmart 2015 Retirement Target Fund – Class A delivered a +12.27% cumulative total return for the year under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s® 500 Index (S&P 500®), a broad

1. Effective 7/1/13, the Fund implemented changes to its target allocations; short-term investment allocations were combined into the fixed income fund target allocation. The Fund’s investment goal remained the same.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
SOI, which begins on page 90.

Annual Report | 5

Top 10 Fund Holdings
Franklin LifeSmart 2015
Retirement Target Fund
12/31/13
% of Total
Investments
Templeton Global Total Return Fund –
Class R6	15.0%
Franklin U.S. Government Securities
Fund – Class R6	11.2%
Franklin Low Duration Total Return
Fund – Class R6	9.9%
Franklin DynaTech Fund – Class R6	7.5%
Franklin Rising Dividends Fund –
Class R6	6.9%
Franklin International Small Cap Growth
Fund – Class R6	5.7%
Franklin Strategic Income Fund –
Class R6	5.4%
iShares Intermediate Credit Bond, ETF	4.5%
Mutual European Fund – Class R6	4.1%
Franklin Growth Fund – Class R6	3.0%

measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +32.39% and +23.29%.2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.02% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2015 Retirement Target Fund allocated 47.6% of total investments to equity and 48.6% to fixed income. Domestic equity exposure was 66.0% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and

2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

6 | Annual Report

value styles. Franklin DynaTech Fund – Class R6, at 7.5% of the Fund’s total investments, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.2% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 15.0% of total investments.

Our largest domestic growth fund holding, Franklin DynaTech Fund –Class R6, outperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6 outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays U.S. Aggregate Index while Franklin U.S. Government Securities Fund – Class R6 performed better than the index.

Thank you for your continued participation in Franklin LifeSmart 2015 Retirement Target Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 12/31/13

Franklin LifeSmart 2015 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTRAX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	0.61	$12.28	$11.67
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2725
Short-Term Capital Gain	$0.0795
Long-Term Capital Gain	$0.4471
Total	$0.7991
Class C (Symbol: FRTCX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	0.59	$12.16	$11.57
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1903
Short-Term Capital Gain	$0.0795
Long-Term Capital Gain	$0.4471
Total	$0.7169
Class R (Symbol: n/a)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	0.61	$12.25	$11.64
Distributions (1/1/13–12/31/13)
Dividend Income	$0.2434
Short-Term Capital Gain	$0.0795
Long-Term Capital Gain	$0.4471
Total	$0.7700
Class R6 (Symbol: n/a)			Change	12/31/13	5/1/13
Net Asset Value (NAV)		+$	0.15	$12.32	$12.17
Distributions (5/1/13–12/31/13)
Dividend Income	$0.2512
Short-Term Capital Gain	$0.0795
Long-Term Capital Gain	$0.4471
Total	$0.7778

8 | Annual Report

Performance Summary (continued)

Price and Distribution Information (continued)
Advisor Class (Symbol: n/a)		Change	12/31/13	12/31/12
Net Asset Value (NAV)	+$	0.61	$12.31	$11.70
Distributions (1/1/13–12/31/13)
Dividend Income		$0.3082
Short-Term Capital Gain		$0.0795
Long-Term Capital Gain		$0.4471
Total		$0.8348

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	12.27%	+	76.18%	+	56.44%
Average Annual Total Return[3]	+	5.83%	+	10.67%	+	5.37%
Value of $10,000 Investment[4]		$10,583		$16,599		$14,744
Total Annual Operating Expenses[5]		0.89% (with waiver)				1.41% (without waiver)
Class C		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	11.46%	+	70.18%	+	48.50%
Average Annual Total Return[3]	+	10.46%	+	11.22%	+	5.48%
Value of $10,000 Investment[4]		$11,046		$17,018		$14,850
Total Annual Operating Expenses[5]		1.59% (with waiver)				2.11% (without waiver)
Class R		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	12.04%	+	74.39%	+	54.03%
Average Annual Total Return[3]	+	12.04%	+	11.76%	+	6.00%
Value of $10,000 Investment[4]		$11,204		$17,439		$15,403
Total Annual Operating Expenses[5]		1.09% (with waiver)				1.61% (without waiver)
Class R6						Inception (5/1/13)
Cumulative Total Return[2]					+	7.78%
Aggregate Total Return[6]					+	7.78%
Value of $10,000 Investment[4]						$10,778
Total Annual Operating Expenses[5]		0.54% (with waiver)				0.99% (without waiver)
Advisor Class		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	12.55%	+	78.87%	+	59.96%
Average Annual Total Return[3]	+	12.55%	+	12.33%	+	6.54%
Value of $10,000 Investment[4]		$11,255		$17,887		$15,996
Total Annual Operating Expenses[5]		0.59% (with waiver)				1.11% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

Annual Report | 11

Endnotes

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 7/1/13, the Fund changed its target allocation, with short-term investments combined into the fixed income allocations. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.
7. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-
backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

12 | Annual Report

Your Fund’s Expenses

Franklin LifeSmart 2015 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,094.70	$1.85	$4.96
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$4.79
Class C
Actual	$1,000	$1,090.10	$5.53	$8.64
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.34
Class R
Actual	$1,000	$1,093.80	$2.90	$6.02
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$5.80
Class R6
Actual	$1,000	$1,096.20	$0.00	$3.12
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.01
Advisor Class
Actual	$1,000	$1,095.90	$0.26	$3.38
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.26

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.94%; C: 1.64%; R: 1.14%; R6: 0.59%; and Advisor: 0.64%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Annual Report

Franklin LifeSmart 2020 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin LifeSmart 2020 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This inaugural annual report for Franklin LifeSmart 2020 Retirement Target
Fund covers the period since the Fund’s inception on July 1, 2013, through
December 31, 2013.

Performance Overview

Franklin LifeSmart 2020 Retirement Target Fund – Class A delivered a +10.69% cumulative total return for the period under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +16.31%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
SOI, which begins on page 97.

Annual Report | 15

Top 10 Fund Holdings
Franklin LifeSmart 2020
Retirement Target Fund
12/31/13
% of Total
Investments
Franklin DynaTech Fund – Class R6	10.5%
Templeton Global Total Return Fund –
Class R6	10.1%
Franklin Rising Dividends Fund –
Class R6	9.4%
Franklin International Small Cap Growth
Fund – Class R6	8.5%
Franklin U.S. Government Securities
Fund – Class R6	7.7%
Franklin Low Duration Total Return
Fund – Class R6	6.4%
Franklin Growth Fund – Class R6	5.7%
Mutual European Fund – Class R6	5.3%
Franklin Utilities Fund – Class R6	4.0%
Franklin Strategic Income Fund –
Class R6	3.8%

and +16.80%.1 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +0.37% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 18.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2020 Retirement Target Fund allocated 65.9% of total investments to equity and 32.8% to fixed income. Domestic equity exposure was 66.2% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin DynaTech Fund – Class R6, at 10.5% of the Fund’s total

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

16 | Annual Report

investments, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 64.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Bond Fund – Class R6 was our largest fixed income fund weighting at 10.1% of total investments.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, outperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6 outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 outperformed the Barclays U.S. Aggregate Index.

Thank you for your participation in Franklin LifeSmart 2020 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 17

Performance Summary as of 12/31/13

Franklin LifeSmart 2020 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	0.94	$10.94	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1255
Short-Term Capital Gain	$0.0027
Total	$0.1282
Class C (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	0.90	$10.90	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1130
Short-Term Capital Gain	$0.0027
Total	$0.1157
Class R (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	0.93	$10.93	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1149
Short-Term Capital Gain	$0.0027
Total	$0.1176
Class R6 (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	0.95	$10.95	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1308
Short-Term Capital Gain	$0.0027
Total	$0.1335
Advisor Class (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	0.95	$10.95	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1291
Short-Term Capital Gain	$0.0027
Total	$0.1318

18 | Annual Report

Performance Summary (continued)

Performance[1]
Cumulative total return excludes sales charges. Aggregate total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.
Class A			Inception (7/1/13)
Cumulative Total Return[2]		+	10.69%
Aggregate Total Return[3]		+	4.33%
Value of $10,000 Investment[4]			$10,433
Total Annual Operating Expenses[5]	0.91% (with waiver)		2.77% (without waiver)
Class C			Inception (7/1/13)
Cumulative Total Return[2]		+	10.16%
Aggregate Total Return[3]		+	9.16%
Value of $10,000 Investment[4]			$10,916
Total Annual Operating Expenses[5]	1.61% (with waiver)		3.47% (without waiver)
Class R			Inception (7/1/13)
Cumulative Total Return[2]		+	10.48%
Aggregate Total Return[3]		+	10.48%
Value of $10,000 Investment[4]			$11,048
Total Annual Operating Expenses[5]	1.11% (with waiver)		2.97% (without waiver)
Class R6			Inception (7/1/13)
Cumulative Total Return[2]		+	10.84%
Aggregate Total Return[3]		+	10.84%
Value of $10,000 Investment[4]			$11,084
Total Annual Operating Expenses[5]	0.56% (with waiver)		2.29% (without waiver)
Advisor Class			Inception (7/1/13)
Cumulative Total Return[2]		+	10.83%
Aggregate Total Return[3]		+	10.83%
Value of $10,000 Investment[4]			$11,083
Total Annual Operating Expenses[5]	0.61% (with waiver)		2.47% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 19

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

20 | Annual Report

Annual Report | 21

Performance Summary (continued)

Endnotes

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the average annual change in value of an investment over the period indicated.
3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-
backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

22 | Annual Report

Your Fund’s Expenses

Franklin LifeSmart 2020 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,106.90	$1.27	$4.70
Hypothetical (5% return before expenses)	$1,000	$1,024.00	$1.22	$4.53
Class C
Actual	$1,000	$1,101.60	$5.53	$8.96
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.64
Class R
Actual	$1,000	$1,104.80	$2.90	$6.33
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.11
Class R6
Actual	$1,000	$1,108.40	$0.00	$3.44
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.00	$3.31
Advisor Class
Actual	$1,000	$1,108.30	$0.26	$3.70
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.57

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.24%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The multiplier is 183/365 for Actual expenses to reflect the number of days since inception.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.89%; C: 1.70%; R: 1.20%; R6: 0.65%; and Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The multiplier is 183/365 for Actual expenses to reflect the number of days since inception.

24 | Annual Report

Franklin LifeSmart 2025 Retirement Target Fund

(formerly, Franklin Templeton 2025 Retirement Target Fund)

Your Fund’s Goal and Main Investments: Franklin LifeSmart 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2025 approaches.1 The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin LifeSmart 2025 Retirement Target Fund Grade-0.1%
covers the fiscal year ended December 31, 2013.

Performance Overview

Franklin LifeSmart 2025 Retirement Target Fund – Class A delivered a
+20.18% cumulative total return for the year under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia,
Far East (EAFE) Index, which measures global stock performance for developed

1. Effective 7/1/13, the Fund implemented changes to its target allocations; short-term investment allocations were combined into the fixed income fund target allocation. The Fund’s investment goal remained the same.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
SOI, which begins on page 103.
Annual Report | 25

Top 10 Fund Holdings
Franklin LifeSmart 2025
Retirement Target Fund
12/31/13
% of Total
Investments
Franklin DynaTech Fund – Class R6	12.9%
Franklin Rising Dividends Fund –
Class R6	11.7%
Franklin International Small Cap Growth
Fund – Class R6	9.6%
Templeton Global Total Return Fund –
Class R6	6.3%
Mutual European Fund – Class R6	6.2%
Franklin Growth Fund – Class R6	4.8%
Franklin U.S. Government Securities
Fund – Class R6	4.8%
Franklin Biotechnology Discovery
Fund – Class R6	4.5%
Franklin Utilities Fund – Class R6	4.4%
Franklin Low Duration Total Return
Fund – Class R6	3.7%

markets excluding the U.S. and Canada, generated total returns of +32.39% and +23.29%.2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.02% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 28.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2025 Retirement Target Fund allocated 77.0% of total investments to equity and 20.3% to fixed income. Domestic equity exposure was 67.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin DynaTech Fund – Class R6, at 12.9% of the Fund’s total

2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

26 | Annual Report

investments, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.1% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 6.3% of total investments.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, outperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6 outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays U.S. Aggregate Index while Franklin U.S. Government Securities Fund –Class R6 performed better than the index.

Thank you for your continued participation in Franklin LifeSmart 2025 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 27

Performance Summary as of 12/31/13

Franklin LifeSmart 2025 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTRTX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.65	$12.76	$11.11
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1872
Short-Term Capital Gain	$0.0873
Long-Term Capital Gain	$0.2947
Total	$0.5692
Class C (Symbol: FTTCX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.63	$12.60	$10.97
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1098
Short-Term Capital Gain	$0.0873
Long-Term Capital Gain	$0.2947
Total	$0.4918
Class R (Symbol: n/a)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.65	$12.72	$11.07
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1658
Short-Term Capital Gain	$0.0873
Long-Term Capital Gain	$0.2947
Total	$0.5478
Class R6 (Symbol: n/a)			Change	12/31/13	5/1/13
Net Asset Value (NAV)		+$	1.05	$12.79	$11.74
Distributions (5/1/13–12/31/13)
Dividend Income	$0.1823
Short-Term Capital Gain	$0.0873
Long-Term Capital Gain	$0.2947
Total	$0.5643

28 | Annual Report

Performance Summary (continued)

Price and Distribution Information (continued)
Advisor Class (Symbol: n/a)		Change	12/31/13	12/31/12
Net Asset Value (NAV)	+$	1.67	$12.79	$11.12
Distributions (1/1/13–12/31/13)
Dividend Income		$0.2212
Short-Term Capital Gain		$0.0873
Long-Term Capital Gain		$0.2947
Total		$0.6032

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	20.18%	+	93.02%	+	58.84%
Average Annual Total Return[3]	+	13.24%	+	12.70%	+	5.59%
Value of $10,000 Investment[4]		$11,324		$18,182		$14,971
Total Annual Operating Expenses[5]		0.93% (with waiver)				1.48% (without waiver)
Class C		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	19.52%	+	86.23%	+	50.96%
Average Annual Total Return[3]	+	18.52%	+	13.24%	+	5.71%
Value of $10,000 Investment[4]		$11,852		$18,623		$15,096
Total Annual Operating Expenses[5]		1.63% (with waiver)				2.18% (without waiver)
Class R		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	20.05%	+	90.99%	+	56.55%
Average Annual Total Return[3]	+	20.05%	+	13.82%	+	6.23%
Value of $10,000 Investment[4]		$12,005		$19,099		$15,655
Total Annual Operating Expenses[5]		1.13% (with waiver)				1.68% (without waiver)
Class R6						Inception (5/1/13)
Cumulative Total Return[2]					+	13.90%
Aggregate Total Return[6]					+	13.90%
Value of $10,000 Investment[4]						$11,390
Total Annual Operating Expenses[5]		0.58% (with waiver)				1.01% (without waiver)
Advisor Class		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	20.66%	+	95.81%	+	62.36%
Average Annual Total Return[3]	+	20.66%	+	14.38%	+	6.75%
Value of $10,000 Investment[4]		$12,066		$19,581		$16,236
Total Annual Operating Expenses[5]		0.63% (with waiver)				1.18% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 29

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

30 | Annual Report

Annual Report | 31

Endnotes

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 7/1/13, the Fund changed its target allocation, with short-term investments combined into the fixed income allocations. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.
7. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-
backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

32 | Annual Report

Your Fund’s Expenses

Franklin LifeSmart 2025 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 33

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,144.90	$1.89	$5.30
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$4.99
Class C
Actual	$1,000	$1,141.80	$5.67	$9.07
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.54
Class R
Actual	$1,000	$1,144.00	$2.97	$6.38
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.01
Class R6
Actual	$1,000	$1,147.20	$0.00	$3.41
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.21
Advisor Class
Actual	$1,000	$1,146.80	$0.27	$3.68
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.47

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.98%; C: 1.68%; R: 1.18%; R6: 0.63%; and Advisor: 0.68%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

34 | Annual Report

Franklin LifeSmart 2030 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin LifeSmart 2030 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*
Franklin LifeSmart 2030
Retirement Target Fund
Based on Total Net Assets as of 12/31/13

Domestic Equity	52.2%
Foreign Equity	26.0%
Domestic Fixed Income	10.8%
Foreign Fixed Income	6.6%
Alternative Strategies	0.9%
Short-Term Investments & Other Net Assets	3.5%

*The asset allocation is based on the Statement of
Investments (SOI), which classifies each underlying
fund and other fund investments into a broad asset
class based on their predominant investments under
normal market conditions.

This inaugural annual report for Franklin LifeSmart 2030 Retirement Target Fund covers the period since the Fund’s inception on July 1, 2013, through December 31, 2013.

Performance Overview

Franklin LifeSmart 2030 Retirement Target Fund – Class A delivered a +12.19% cumulative total return for the period under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +16.31% and +16.80%.1 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +0.37% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 38.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 110.

Annual Report | 35

Top 10 Fund Holdings
Franklin LifeSmart 2030
Retirement Target Fund
12/31/13
% of Total
Net Assets
Franklin DynaTech Fund – Class R6	12.9%
Franklin Rising Dividends Fund –
Class R6	11.2%
Franklin International Small Cap Growth
Fund – Class R6	9.8%
Mutual European Fund – Class R6	6.1%
Franklin Growth Fund – Class R6	6.1%
Templeton Global Total Return Fund –
Class R6	5.6%
Franklin Utilities Fund – Class R6	4.5%
Franklin U.S. Government Securities
Fund – Class R6	3.8%
Franklin Biotechnology Discovery Fund –
Class R6	3.7%
Franklin Low Duration Total Return
Fund – Class R6	3.3%

the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2030 Retirement Target Fund allocated 78.2% of total net assets to equity and 17.4% to fixed income. Domestic equity exposure was 66.8% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin DynaTech Fund – Class R6, at 12.9% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.1% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 5.6% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, outperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6 outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 outperformed the Barclays U.S. Aggregate Index.

36 | Annual Report

Thank you for your participation in Franklin LifeSmart 2030 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 37

Performance Summary as of 12/31/13

Franklin LifeSmart 2030 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.11	$11.11	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1068
Short-Term Capital Gain	$0.0018
Total	$0.1086
Class C (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.09	$11.09	$10.00
Distributions (7/1/13–12/31/13
Dividend Income	$0.0906
Short-Term Capital Gain	$0.0018
Total	$0.0924
Class R (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.10	$11.10	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.0959
Short-Term Capital Gain	$0.0018
Total	$0.0977
Class R6 (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.12	$11.12	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1110
Short-Term Capital Gain	$0.0018
Total	$0.1128
Advisor Class (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.12	$11.12	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1091
Short-Term Capital Gain	$0.0018
Total	$0.1109

38 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

Class A			Inception (7/1/13)
Cumulative Total Return[2]		+	12.19%
Aggregate Total Return[3]		+	5.74%
Value of $10,000 Investment[4]			$10,574
Total Annual Operating Expenses[5]	0.94% (with waiver)		2.88% (without waiver)
Class C			Inception (7/1/13)
Cumulative Total Return[2]		+	11.73%
Aggregate Total Return[3]		+	10.73%
Value of $10,000 Investment[4]			$11,073
Total Annual Operating Expenses[5]	1.64% (with waiver)		3.58% (without waiver)
Class R			Inception (7/1/13)
Cumulative Total Return[2]		+	11.98%
Aggregate Total Return[3]		+	11.98%
Value of $10,000 Investment[4]			$11,198
Total Annual Operating Expenses[5]	1.14% (with waiver)		3.08% (without waiver)
Class R6			Inception (7/1/13)
Cumulative Total Return[2]		+	12.34%
Aggregate Total Return[3]		+	12.34%
Value of $10,000 Investment[4]			$11,234
Total Annual Operating Expenses[5]	0.59% (with waiver)		2.32% (without waiver)
Advisor Class			Inception (7/1/13)
Cumulative Total Return[2]		+	12.32%
Aggregate Total Return[3]		+	12.32%
Value of $10,000 Investment[4]			$11,232
Total Annual Operating Expenses[5]	0.64% (with waiver)		2.58% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 39

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

40 | Annual Report

Annual Report | 41

Performance Summary (continued)

Endnotes

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the average annual change in value of an investment over the period indicated.
3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-
backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

42 | Annual Report

Your Fund’s Expenses

Franklin LifeSmart 2030 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 43

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,121.90	$1.22	$4.79
Hypothetical (5% return before expenses)	$1,000	$1,024.05	$1.17	$4.58
Class C
Actual	$1,000	$1,117.30	$5.57	$9.13
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.74
Class R
Actual	$1,000	$1,119.80	$2.92	$6.48
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.21
Class R6
Actual	$1,000	$1,123.40	$0.00	$3.57
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.41
Advisor Class
Actual	$1,000	$1,123.20	$0.27	$3.83
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.67

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.23%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The multiplier is 183/365 for Actual expenses to reflect the number of days since inception.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.90%; C: 1.72%; R: 1.22%; R6: 0.67%; and Advisor: 0.72%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The multiplier is 183/365 for Actual expenses to reflect the number of days since inception.

44 | Annual Report

Franklin LifeSmart 2035 Retirement Target Fund

(formerly, Franklin Templeton 2035 Retirement Target Fund)

Your Fund’s Goal and Main Investments: Franklin LifeSmart 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2035 approaches.1 The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*
Franklin LifeSmart 2035
Retirement Target Fund
Based on Total Investments as of 12/31/13

Domestic Equity	57.0%
Foreign Equity	27.3%
Domestic Fixed Income	8.5%
Foreign Fixed Income	5.0%
Alternative Strategies	0.8%
Short-Term Investments	1.4%

*The asset allocation is based on the Statement of
Investments (SOI), which classifies each underlying
fund and other fund investments into a broad asset
class based on their predominant investments under
normal market conditions.

This annual report for Franklin LifeSmart 2035 Retirement Target Fund covers the fiscal year ended December 31, 2013.

Performance Overview

Franklin LifeSmart 2035 Retirement Target Fund – Class A delivered a +22.06% cumulative total return for the year under year. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +32.39% and +23.29%.2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.02% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 48.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating

1. Effective 7/1/13, the Fund implemented changes to its target allocations; short-term investment allocations were combined into the fixed income fund target allocation. The Fund’s investment goal remained the same.

2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 116.

Annual Report | 45

Top 10 Fund Holdings
Franklin LifeSmart 2035
Retirement Target Fund
12/31/13
% of Total
Investments
Franklin DynaTech Fund – Class R6	14.1%
Franklin Rising Dividends Fund –
Class R6	12.7%
Franklin International Small Cap Growth
Fund – Class R6	10.1%
Mutual European Fund – Class R6	6.6%
Franklin Growth Fund – Class R6	5.8%
Franklin Biotechnology Discovery Fund –
Class R6	5.3%
Franklin Utilities Fund – Class R6	5.1%
Templeton Global Total Return Fund –
Class R6	4.1%
iShares Core S&P 500, ETF	3.4%
Templeton Foreign Fund – Class R6	3.3%

the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2035 Retirement Target Fund allocated 84.3% of total investments to equity and 13.5% to fixed income. Domestic equity exposure was 67.6% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin DynaTech Fund – Class R6, at 14.1% of the Fund’s total investments, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.1% of total investments.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, outperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6 outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays U.S. Aggregate Index.

46 | Annual Report

Thank you for your continued participation in Franklin LifeSmart 2035 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 47

Performance Summary as of 12/31/13

Franklin LifeSmart 2035 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRTAX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.84	$12.85	$11.01
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1539
Short-Term Capital Gain	$0.0817
Long-Term Capital Gain	$0.3280
Total	$0.5636
Class C (Symbol: FTRCX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.78	$12.63	$10.85
Distributions (1/1/13–12/31/13)
Dividend Income	$0.0824
Short-Term Capital Gain	$0.0817
Long-Term Capital Gain	$0.3280
Total	$0.4921
Class R (Symbol: n/a)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.83	$12.84	$11.01
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1317
Short-Term Capital Gain	$0.0817
Long-Term Capital Gain	$0.3280
Total	$0.5414
Class R6 (Symbol: n/a)			Change	12/31/13	5/1/13
Net Asset Value (NAV)		+$	1.15	$12.92	$11.77
Distributions (5/1/13–12/31/13)
Dividend Income	$0.1905
Short-Term Capital Gain	$0.0817
Long-Term Capital Gain	$0.3280
Total	$0.6002

48 | Annual Report

Performance Summary (continued)

Price and Distribution Information (continued)
Advisor Class (Symbol: n/a)		Change	12/31/13	12/31/12
Net Asset Value (NAV)	+$	1.86	$12.93	$11.07
Distributions (1/1/13–12/31/13)
Dividend Income		$0.1872
Short-Term Capital Gain		$0.0817
Long-Term Capital Gain		$0.3280
Total		$0.5969

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	22.06%	+	102.56%	+	59.05%
Average Annual Total Return[3]	+	15.06%	+	13.82%	+	5.61%
Value of $10,000 Investment[4]		$11,506		$19,102		$14,991
Total Annual Operating Expenses[5]		0.95% (with waiver)				1.63% (without waiver)
Class C		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	21.17%	+	95.62%	+	51.04%
Average Annual Total Return[3]	+	20.17%	+	14.36%	+	5.72%
Value of $10,000 Investment[4]		$12,017		$19,562		$15,104
Total Annual Operating Expenses[5]		1.65% (with waiver)				2.33% (without waiver)
Class R		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	21.77%	+	100.60%	+	56.86%
Average Annual Total Return[3]	+	21.77%	+	14.94%	+	6.26%
Value of $10,000 Investment[4]		$12,177		$20,060		$15,686
Total Annual Operating Expenses[5]		1.15% (with waiver)				1.83% (without waiver)
Class R6						Inception (5/1/13)
Cumulative Total Return[2]					+	15.09%
Aggregate Total Return[6]					+	15.09%
Value of $10,000 Investment[4]						$11,509
Total Annual Operating Expenses[5]		0.60% (with waiver)				1.10% (without waiver)
Advisor Class		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	22.43%	+	105.73%	+	62.85%
Average Annual Total Return[3]	+	22.43%	+	15.52%	+	6.80%
Value of $10,000 Investment[4]		$12,243		$20,573		$16,285
Total Annual Operating Expenses[5]		0.65% (with waiver)				1.33% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 49

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

50 | Annual Report

Annual Report | 51

Endnotes

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying Funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 7/1/13, the Fund changed its target allocation, with short-term investments combined into the fixed income allocations. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.
7. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-
backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

52 | Annual Report

Your Fund’s Expenses

Franklin LifeSmart 2035 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 53

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,154.30	$1.90	$5.38
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$5.04
Class C
Actual	$1,000	$1,150.90	$5.69	$9.16
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.59
Class R
Actual	$1,000	$1,153.50	$2.99	$6.46
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.06
Class R6
Actual	$1,000	$1,156.60	$0.00	$3.48
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.26
Advisor Class
Actual	$1,000	$1,157.10	$0.27	$3.75
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.52

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.99%; C: 1.69%; R: 1.19%; R6: 0.64%; and Advisor: 0.69%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

54 | Annual Report

Franklin LifeSmart 2040 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin LifeSmart 2040 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*
Franklin LifeSmart 2040
Retirement Target Fund
Based on Total Net Assets as of 12/31/13

Domestic Equity	54.1%
Foreign Equity	26.3%
Domestic Fixed Income	7.4%
Foreign Fixed Income	4.4%
Alternative Strategies	0.7%
Other Net Assets	7.1%

*The asset allocation is based on the Statement of
Investments (SOI), which classifies each underlying
fund and other fund investments into a broad asset
class based on their predominant investments under
normal market conditions.

This inaugural annual report for Franklin LifeSmart 2040 Retirement Target Fund covers the period since the Fund’s inception on July 1, 2013, through December 31, 2013.

Performance Overview

Franklin LifeSmart 2040 Retirement Target Fund – Class A delivered a +12.91% cumulative total return for the period under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +16.31% and +16.80%.1 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +0.37% total return. You can find more of the Fund’s performance data in the Performance Summary beginning on page 58.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
SOI, which begins on page 123.

Annual Report | 55

the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2040 Retirement Target Fund allocated 80.4% of total net assets to equity and 11.8% to fixed income. Domestic equity exposure was 67.3% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin DynaTech Fund – Class R6, at 13.5% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.5% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.7% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, outperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. Our largest foreign equity fund holding, Mutual European Fund – Class R6 outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays U.S. Aggregate Index.

56 | Annual Report

Thank you for your participation in Franklin LifeSmart 2040 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 57

Performance Summary as of 12/31/13

Franklin LifeSmart 2040 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.19	$11.19	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.0970
Short-Term Capital Gain	$0.0038
Total	$0.1008
Class C (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.15	$11.15	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.0921
Short-Term Capital Gain	$0.0038
Total	$0.0959
Class R (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.19	$11.19	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.0863
Short-Term Capital Gain	$0.0038
Total	$0.0901
Class R6 (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.20	$11.20	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1025
Short-Term Capital Gain	$0.0038
Total	$0.1063
Advisor Class (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.20	$11.20	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1001
Short-Term Capital Gain	$0.0038
Total	$0.1039

58 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

Class A			Inception (7/1/13)
Cumulative Total Return[2]		+	12.91%
Aggregate Total Return[3]		+	6.42%
Value of $10,000 Investment[4]			$10,642
Total Annual Operating Expenses[5]	0.95% (with waiver)		2.95% (without waiver)
Class C			Inception (7/1/13)
Cumulative Total Return[2]		+	12.46%
Aggregate Total Return[3]		+	11.46%
Value of $10,000 Investment[4]			$11,146
Total Annual Operating Expenses[5]	1.65% (with waiver)		3.65% (without waiver)
Class R			Inception (7/1/13)
Cumulative Total Return[2]		+	12.81%
Aggregate Total Return[3]		+	12.81%
Value of $10,000 Investment[4]			$11,281
Total Annual Operating Expenses[5]	1.15% (with waiver)		3.15% (without waiver)
Class R6			Inception (7/1/13)
Cumulative Total Return[2]		+	13.07%
Aggregate Total Return[3]		+	13.07%
Value of $10,000 Investment[4]			$11,307
Total Annual Operating Expenses[5]	0.60% (with waiver)		2.33% (without waiver)
Advisor Class			Inception (7/1/13)
Cumulative Total Return[2]		+	13.04%
Aggregate Total Return[3]		+	13.04%
Value of $10,000 Investment[4]			$11,304
Total Annual Operating Expenses[5]	0.65% (with waiver)		2.65% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 59

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

60 | Annual Report

Annual Report | 61

Performance Summary (continued)

Endnotes

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the average annual change in value of an investment over the period indicated.
3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-
backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

62 | Annual Report

Your Fund’s Expenses

Franklin LifeSmart 2040 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 63

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,129.10	$1.33	$4.86
Hypothetical (5% return before expenses)	$1,000	$1,023.95	$1.28	$4.63
Class C
Actual	$1,000	$1,124.60	$5.59	$9.11
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.69
Class R
Actual	$1,000	$1,128.10	$2.93	$6.46
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.16
Class R6
Actual	$1,000	$1,130.70	$0.00	$3.53
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.36
Advisor Class
Actual	$1,000	$1,130.40	$0.27	$3.79
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.62

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.25%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The multiplier is 183/365 for Actual expenses to reflect the number of days since inception.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.91%; C: 1.71%; R: 1.21%; R6: 0.66%; and Advisor: 0.71%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The multiplier is 183/365 for Actual expenses to reflect the number of days since inception.

64 | Annual Report

Franklin LifeSmart 2045 Retirement Target Fund

(formerly, Franklin Templeton 2045 Retirement Target Fund)

Your Fund’s Goal and Main Investments: Franklin LifeSmart 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2045 approaches.1 The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Asset Allocation*
Franklin LifeSmart 2045
Retirement Target Fund
Based on Total Investments as of 12/31/13

Domestic Equity	59.2%
Foreign Equity	29.4%
Domestic Fixed Income	6.4%
Foreign Fixed Income	3.6%
Alternative Strategies	0.7%
Short-Term Investments	0.7%

*The asset allocation is based on the Statement of
Investments (SOI), which classifies each underlying
fund and other fund investments into a broad asset
class based on their predominant investments under
normal market conditions.

This annual report for Franklin LifeSmart 2045 Retirement Target Fund covers the fiscal year ended December 31, 2013.

Performance Overview

Franklin Templeton 2045 Retirement Target Fund – Class A delivered a +23.07% cumulative total return for the year under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +32.39% and +23.29%.2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.02% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 68.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating

1. Effective 7/1/13, the Fund implemented changes to its target allocations; short-term investment allocations were combined into the fixed income fund target allocation. The Fund’s investment goal remained the same.

2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 129.

Annual Report | 65

Top 10 Fund Holdings
Franklin LifeSmart 2045
Retirement Target Fund
12/31/13
% of Total
Investments
Franklin DynaTech Fund – Class R6	15.1%
Franklin Rising Dividends Fund –
Class R6	14.0%
Franklin International Small Cap Growth
Fund – Class R6	10.7%
Mutual European Fund – Class R6	6.8%
Franklin Growth Fund – Class R6	6.3%
Franklin Utilities Fund – Class R6	5.4%
Franklin Biotechnology Discovery Fund –
Class R6	5.2%
Templeton Foreign Fund – Class R6	4.2%
iShares Core S&P 500, ETF	3.6%
Templeton Frontier Markets Fund –
Class R6	3.1%

the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2045 Retirement Target Fund allocated 88.6% of total investments to equity and 10.0% to fixed income. Domestic equity exposure was 66.8% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin DynaTech Fund – Class R6, at 15.1% of the Fund’s total investments, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 64.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.0% of total investments.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, outperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6 outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays U.S. Aggregate Index.

66 | Annual Report

Thank you for your continued participation in Franklin LifeSmart 2045 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 67

Performance Summary as of 12/31/13

Franklin LifeSmart 2045 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTTAX)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.96	$12.88	$10.92
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1480
Short-Term Capital Gain	$0.0728
Long-Term Capital Gain	$0.3103
Total	$0.5311
Class C (Symbol: n/a)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.90	$12.63	$10.73
Distributions (1/1/13–12/31/13)
Dividend Income	$0.0717
Short-Term Capital Gain	$0.0728
Long-Term Capital Gain	$0.3103
Total	$0.4548
Class R (Symbol: n/a)			Change	12/31/13	12/31/12
Net Asset Value (NAV)		+$	1.94	$12.82	$10.88
Distributions (1/1/13–12/31/13)
Dividend Income	$0.1261
Short-Term Capital Gain	$0.0728
Long-Term Capital Gain	$0.3103
Total	$0.5092
Class R6 (Symbol: n/a)			Change	12/31/13	5/1/13
Net Asset Value (NAV)		+$	1.28	$12.95	$11.67
Distributions (5/1/13–12/31/13)
Dividend Income	$0.1846
Short-Term Capital Gain	$0.0728
Long-Term Capital Gain	$0.3103
Total	$0.5677

68 | Annual Report

Performance Summary (continued)

Price and Distribution Information (continued)
Advisor Class (Symbol: n/a)		Change	12/31/13	12/31/12
Net Asset Value (NAV)	+$	1.98	$12.94	$10.96
Distributions (1/1/13–12/31/13)
Dividend Income		$0.1816
Short-Term Capital Gain		$0.0728
Long-Term Capital Gain		$0.3103
Total		$0.5647

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	23.07%	+	109.39%	+	61.17%
Average Annual Total Return[3]	+	15.96%	+	14.56%	+	5.80%
Value of $10,000 Investment[4]		$11,596		$19,736		$15,190
Total Annual Operating Expenses[5]		0.95% (with waiver)				1.88% (without waiver)
Class C		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	22.20%	+	102.40%	+	53.06%
Average Annual Total Return[3]	+	21.20%	+	15.14%	+	5.91%
Value of $10,000 Investment[4]		$12,120		$20,240		$15,306
Total Annual Operating Expenses[5]		1.65% (with waiver)				2.58% (without waiver)
Class R		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	22.76%	+	107.37%	+	58.72%
Average Annual Total Return[3]	+	22.76%	+	15.70%	+	6.43%
Value of $10,000 Investment[4]		$12,276		$20,737		$15,872
Total Annual Operating Expenses[5]		1.15% (with waiver)				2.08% (without waiver)
Class R6						Inception (5/1/13)
Cumulative Total Return[2]					+	16.08%
Aggregate Total Return[6]					+	16.08%
Value of $10,000 Investment[4]						$11,608
Total Annual Operating Expenses[5]		0.60% (with waiver)				1.22% (without waiver)
Advisor Class		1-Year		5-Year		Inception (8/1/06)
Cumulative Total Return[2]	+	23.48%	+	112.90%	+	64.78%
Average Annual Total Return[3]	+	23.48%	+	16.31%	+	6.97%
Value of $10,000 Investment[4]		$12,348		$21,290		$16,478
Total Annual Operating Expenses[5]		0.65% (with waiver)				1.58% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 69

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

70 | Annual Report

Annual Report | 71

Endnotes

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying Funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 7/1/13, the Fund changed its target allocation, with short-term investments combined into the fixed income allocations. As of 5/1/11, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.
7. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-
backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

72 | Annual Report

Your Fund’s Expenses

Franklin LifeSmart 2045 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 73

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,162.70	$1.91	$5.45
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.79	$5.09
Class C
Actual	$1,000	$1,159.40	$5.72	$9.25
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.64
Class R
Actual	$1,000	$1,161.60	$3.00	$6.54
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.11
Class R6
Actual	$1,000	$1,165.90	$0.00	$3.55
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.31
Advisor Class
Actual	$1,000	$1,164.80	$0.27	$3.82
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.57

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.35%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.00%; C: 1.70%; R: 1.20%; R6: 0.65%; and Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

74 | Annual Report

Franklin LifeSmart 2050 Retirement Target Fund

Your Fund’s Goal and Main Investments: Franklin LifeSmart 2050 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity and fixed income by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This inaugural annual report for Franklin LifeSmart 2050 Retirement Target Fund covers the period since the Fund’s inception on July 1, 2013, through December 31, 2013.

Performance Overview

Franklin LifeSmart 2050 Retirement Target Fund – Class A delivered a +13.14% cumulative total return for the period under review. By comparison, the Fund’s equity benchmarks, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +16.31% and +16.80%.1 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, posted a +0.37% total return. You can find more of the Fund’s long-term performance data in the Performance Summary beginning on page 78.

Asset Allocation*
Franklin LifeSmart 2050
Retirement Target Fund
Based on Total Net Assets as of 12/31/13

Domestic Equity	50.3%
Foreign Equity	25.6%
Domestic Fixed Income	5.9%
Foreign Fixed Income	3.1%
Alternative Strategies	0.6%
Other Net Assets	14.5%

*The asset allocation is based on the Statement of
Investments (SOI), which classifies each underlying
fund and other fund investments into a broad asset
class based on their predominant investments under
normal market conditions.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
SOI, which begins on page 136.

Annual Report | 75

Top 10 Fund Holdings
Franklin LifeSmart 2050
Retirement Target Fund
12/31/13
% of Total
Net Assets
Franklin DynaTech Fund – Class R6	12.6%
Franklin Rising Dividends Fund –
Class R6	11.2%
Franklin International Small Cap Growth
Fund – Class R6	9.0%
Franklin Growth Fund – Class R6	6.9%
Mutual European Fund – Class R6	5.9%
Franklin Utilities Fund – Class R6	4.6%
Templeton Foreign Fund – Class R6	3.7%
Franklin Biotechnology Discovery Fund –
Class R6	3.5%
iShares Core S&P 500, ETF	3.4%
Templeton Frontier Markets Fund –
Class R6	2.6%

maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2050 Retirement Target Fund allocated 75.9% of total net assets to equity and 9.0% to fixed income. Domestic equity exposure was 66.3% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2013, we held shares in large-, mid-and small-capitalization equity funds, representing both growth and value styles. Franklin DynaTech Fund – Class R6, at 12.6% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 65.6% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 2.6% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, outperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6 outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays U.S. Aggregate Index.

76 | Annual Report

Thank you for your participation in Franklin LifeSmart 2050 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 77

Performance Summary as of 12/31/13

Franklin LifeSmart 2050 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.21	$11.21	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1031
Class C (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.18	$11.18	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.0918
Class R (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.21	$11.21	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.0915
Class R6 (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.23	$11.23	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1079
Advisor Class (Symbol: n/a)			Change	12/31/13	7/1/13
Net Asset Value (NAV)		+$	1.22	$11.22	$10.00
Distributions (7/1/13–12/31/13)
Dividend Income	$0.1057

78 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

Class A			Inception (7/1/13)
Cumulative Total Return[2]		+	13.14%
Aggregate Total Return[3]		+	6.63%
Value of $10,000 Investment[4]			$10,663
Total Annual Operating Expenses[5]	0.95% (with waiver)		3.01% (without waiver)
Class C			Inception (7/1/13)
Cumulative Total Return[2]		+	12.82%
Aggregate Total Return[3]		+	11.82%
Value of $10,000 Investment[4]			$11,182
Total Annual Operating Expenses[5]	1.65% (with waiver)		3.71% (without waiver)
Class R			Inception (7/1/13)
Cumulative Total Return[2]		+	13.02%
Aggregate Total Return[3]		+	13.02%
Value of $10,000 Investment[4]			$11,302
Total Annual Operating Expenses[5]	1.15% (with waiver)		3.21% (without waiver)
Class R6			Inception (7/1/13)
Cumulative Total Return[2]		+	13.39%
Aggregate Total Return[3]		+	13.39%
Value of $10,000 Investment[4]			$11,339
Total Annual Operating Expenses[5]	0.60% (with waiver)		2.33% (without waiver)
Advisor Class			Inception (7/1/13)
Cumulative Total Return[2]		+	13.26%
Aggregate Total Return[3]		+	13.26%
Value of $10,000 Investment[4]			$11,326
Total Annual Operating Expenses[5]	0.65% (with waiver)		2.71% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 79

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

80 | Annual Report

Annual Report | 81

Performance Summary (continued)

Endnotes

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the average annual change in value of an investment over the period indicated.
3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: © 2014 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-
backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

82 | Annual Report

Your Fund’s Expenses

Franklin LifeSmart 2050 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 83

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Class A	7/1/13	12/31/13	7/1/13–12/31/13	7/1/13–12/31/13
Actual	$1,000	$1,131.40	$1.23	$4.76
Hypothetical (5% return before expenses)	$1,000	$1,024.05	$1.17	$4.53
Class C
Actual	$1,000	$1,128.20	$5.60	$9.12
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.69
Class R
Actual	$1,000	$1,130.20	$2.94	$6.46
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.16
Class R6
Actual	$1,000	$1,133.90	$0.00	$3.53
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.36
Advisor Class
Actual	$1,000	$1,132.60	$0.27	$3.80
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.62

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.23%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The multiplier is 183/365 for Actual expenses to reflect the number of days since inception.

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.89%; C: 1.71%; R: 1.21%; R6: 0.66%; and Advisor: 0.71%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. The multiplier is 183/365 for Actual expenses to reflect the number of days since inception.

84 | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2015 Retirement Target Fund
		Year Ended December 31,
Class A	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.67	$10.92	$11.25	$10.17	$8.14
Income from investment operations[a]:
Net investment income[b,c]	0.25	0.24	0.24	0.24	0.19
Net realized and unrealized gains (losses)	1.16	0.76	(0.33)	1.05	2.09
Total from investment operations	1.41	1.00	(0.09)	1.29	2.28
Less distributions from:
Net investment income	(0.27)	(0.25)	(0.24)	(0.21)	(0.20)
Net realized gains	(0.53)	—	—	—	(0.05)
Total distributions	(0.80)	(0.25)	(0.24)	(0.21)	(0.25)
Net asset value, end of year	$12.28	$11.67	$10.92	$11.25	$10.17

Total return[d]	12.27%	9.20%	(0.82)%	12.77%	28.50%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.83%	0.71%	0.80%	0.80%	1.00%
Expenses net of waiver and payments by affiliates[e]	0.38%	0.45%	0.45%	0.45%	0.46%
Net investment income[c]	2.04%	2.13%	2.09%	2.30%	2.11%

Supplemental data
Net assets, end of year (000’s)	$44,347	$37,507	$31,073	$27,230	$17,108
Portfolio turnover rate	73.66%	25.12%	31.55%	17.27%	12.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 85

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2015 Retirement Target Fund
		Year Ended December 31,
Class C	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.57	$10.83	$11.16	$10.10	$8.08
Income from investment operations[a]:
Net investment income[b,c]	0.16	0.16	0.16	0.16	0.13
Net realized and unrealized gains (losses)	1.15	0.75	(0.33)	1.04	2.09
Total from investment operations	1.31	0.91	(0.17)	1.20	2.22
Less distributions from:
Net investment income	(0.19)	(0.17)	(0.16)	(0.14)	(0.15)
Net realized gains	(0.53)	—	—	—	(0.05)
Total distributions	(0.72)	(0.17)	(0.16)	(0.14)	(0.20)
Net asset value, end of year	$12.16	$11.57	$10.83	$11.16	$10.10

Total return[d]	11.46%	8.44%	(1.51)%	11.91%	27.75%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.53%	1.41%	1.50%	1.50%	1.70%
Expenses net of waiver and payments by affiliates[e]	1.08%	1.15%	1.15%	1.15%	1.16%
Net investment income[c]	1.34%	1.43%	1.39%	1.60%	1.41%

Supplemental data
Net assets, end of year (000’s)	$20,395	$16,912	$14,217	$12,133	$8,357
Portfolio turnover rate	73.66%	25.12%	31.55%	17.27%	12.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2013.

86 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2015 Retirement Target Fund
		Year Ended December 31,
Class R	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.64	$10.89	$11.22	$10.15	$8.12
Income from investment operations[a]:
Net investment income[b,c]	0.22	0.22	0.21	0.20	0.16
Net realized and unrealized gains (losses)	1.16	0.75	(0.32)	1.06	2.11
Total from investment operations	1.38	0.97	(0.11)	1.26	2.27
Less distributions from:
Net investment income	(0.24)	(0.22)	(0.22)	(0.19)	(0.19)
Net realized gains	(0.53)	—	—	—	(0.05)
Total distributions	(0.77)	(0.22)	(0.22)	(0.19)	(0.24)
Net asset value, end of year	$12.25	$11.64	$10.89	$11.22	$10.15

Total return	12.04%	8.96%	(1.02)%	12.46%	28.32%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	1.03%	0.91%	1.00%	1.00%	1.20%
Expenses net of waiver and payments by affiliates[d]	0.58%	0.65%	0.65%	0.65%	0.66%
Net investment income[c]	1.84%	1.93%	1.89%	2.10%	1.91%

Supplemental data
Net assets, end of year (000’s)	$2,279	$1,862	$1,815	$1,401	$1,365
Portfolio turnover rate	73.66%	25.12%	31.55%	17.27%	12.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 87

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2015 Retirement Target Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.17
Income from investment operations[b]:
Net investment income[c,d]	0.49
Net realized and unrealized gains (losses)	0.44
Total from investment operations	0.93
Less distributions from:
Net investment income	(0.25)
Net realized gains	(0.53)
Total distributions	(0.78)
Net asset value, end of period	$12.32

Total return[e]	7.78%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.60%
Expenses net of waiver and payments by affiliates[g]	0.00%
Net investment income[d]	2.42%

Supplemental data
Net assets, end of period (000’s)	$763
Portfolio turnover rate	73.66%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2013.

88 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2015 Retirement Target Fund
		Year Ended December 31,
Advisor Class	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.70	$10.94	$11.28	$10.19	$8.15
Income from investment operations[a]:
Net investment income[b,c]	0.29	0.28	0.26	0.39	0.20
Net realized and unrealized gains (losses)	1.16	0.76	(0.33)	0.94	2.12
Total from investment operations	1.45	1.04	(0.07)	1.33	2.32
Less distributions from:
Net investment income	(0.31)	(0.28)	(0.27)	(0.24)	(0.23)
Net realized gains	(0.53)	—	—	—	(0.05)
Total distributions	(0.84)	(0.28)	(0.27)	(0.24)	(0.28)
Net asset value, end of year	$12.31	$11.70	$10.94	$11.28	$10.19

Total return	12.55%	9.59%	(0.61)%	13.16%	28.94%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.53%	0.41%	0.50%	0.50%	0.70%
Expenses net of waiver and payments by affiliates[d]	0.08%	0.15%	0.15%	0.15%	0.16%
Net investment income[c]	2.34%	2.43%	2.39%	2.60%	2.41%

Supplemental data
Net assets, end of year (000’s)	$2,494	$1,840	$1,501	$1,571	$199
Portfolio turnover rate	73.66%	25.12%	31.55%	17.27%	12.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.62% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 89

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin LifeSmart 2015 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 2.4%
[a,b]Franklin Pelagos Commodities Strategy Fund	171,060	$1,551,517
[a,b]Franklin Pelagos Managed Futures Strategy Fund	16,782	135,427
		1,686,944
Domestic Equity 32.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	15,954	2,116,911
[a,b]Franklin DynaTech Fund, Class R6	118,840	5,379,875
[a,b]Franklin Flex Cap Growth Fund, Class R6	15,558	886,190
[b]Franklin Growth Fund, Class R6	33,117	2,159,552
[a,b]Franklin Growth Opportunities Fund, Class R6	37,269	1,153,833
[b]Franklin MicroCap Value Fund, Class R6	24,211	978,624
[b]Franklin Real Estate Securities Fund, Class R6	43,096	739,523
[b]Franklin Rising Dividends Fund, Class R6	101,772	4,926,788
[a,b]Franklin Small Cap Growth Fund, Class R6	55,765	1,090,197
[b]Franklin Utilities Fund, Class R6	133,081	2,000,209
iShares Core S&P 500, ETF	5,585	1,036,855
		22,468,557
Domestic Fixed Income 31.3%
[b]Franklin Low Duration Total Return Fund, Class R6	680,307	6,905,116
[b]Franklin Strategic Income Fund, Class R6	369,572	3,869,414
[b]Franklin U.S. Government Securities Fund, Class R6	1,235,250	7,992,068
iShares Intermediate Credit Bond, ETF	30,000	3,236,400
		22,002,998
Foreign Equity 16.5%
[b]Franklin International Growth Fund, Class R6	18,644	211,425
[b]Franklin International Small Cap Growth Fund, Class R6	181,386	4,095,700
[b]Mutual European Fund, Class R6	117,920	2,919,708
[b]Templeton China World Fund, Class R6	19,897	713,891
[b]Templeton Foreign Fund, Class R6	182,545	1,496,870
[b]Templeton Frontier Markets Fund, Class R6	74,546	1,362,704
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	15,700	798,188
		11,598,486
Foreign Fixed Income 18.2%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	173,466	2,027,815
[b]Templeton Global Total Return Fund, Class R6	797,598	10,759,601
		12,787,416
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $62,878,034) 100.4%		70,544,401

90 | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013 (continued)

Franklin LifeSmart 2015 Retirement Target Fund	Shares/Units	Value
Short Term Investments (Cost $1,003,530) 1.4%
Money Market Funds 1.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,003,530	$1,003,530
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $63,881,564) 101.8%		71,547,931
Other Assets, less Liabilities (1.8)%		(1,269,538)
Net Assets 100.0%		$70,278,393

See Abbreviations on page 174.

[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.

Annual Report | The accompanying notes are an integral part of these financial statements. | 91

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2020 Retirement Target Fund
Period Ended
December 31,
Class A	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.16
Net realized and unrealized gains (losses)	0.91
Total from investment operations	1.07
Less distributions from:
Net investment income	(0.13)
Net realized gains	(—)[e]
Total distributions	(0.13)
Net asset value, end of period	$10.94

Total return[f]	10.69%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	11.14%
Expenses net of waiver and payments by affiliates[h]	0.24%
Net investment income[d]	3.12%

Supplemental data
Net assets, end of period (000’s)	$2,189
Portfolio turnover rate	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the period ended December 31, 2013.

92 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2020 Retirement Target Fund
Period Ended
December 31,
Class C	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.18
Net realized and unrealized gains (losses)	0.83
Total from investment operations	1.01
Less distributions from:
Net investment income	(0.11)
Net realized gains	(—)[e]
Total distributions	(0.11)
Net asset value, end of period	$10.90

Total return[f]	10.16%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	11.95%
Expenses net of waiver and payments by affiliates[h]	1.05%
Net investment income[d]	2.31%

Supplemental data
Net assets, end of period (000’s)	$250
Portfolio turnover rate	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the period ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 93

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2020 Retirement Target Fund
Period Ended
December 31,
Class R	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.11
Net realized and unrealized gains (losses)	0.93
Total from investment operations	1.04
Less distributions from:
Net investment income	(0.11)
Net realized gains	(—)[e]
Total distributions	(0.11)
Net asset value, end of period	$10.93

Total return[f]	10.48%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	11.45%
Expenses net of waiver and payments by affiliates[h]	0.55%
Net investment income[d]	2.81%

Supplemental data
Net assets, end of period (000’s)	$11
Portfolio turnover rate	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the period ended December 31, 2013.

94 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2020 Retirement Target Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.14
Net realized and unrealized gains (losses)	0.94
Total from investment operations	1.08
Less distributions from:
Net investment income	(0.13)
Net realized gains	(—)[e]
Total distributions	(0.13)
Net asset value, end of period	$10.95

Total return[f]	10.84%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	11.51%
Expenses net of waiver and payments by affiliates[h]	0.00%
Net investment income[d]	3.36%

Supplemental data
Net assets, end of period (000’s)	$11
Portfolio turnover rate	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the period ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 95

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2020 Retirement Target Fund
Period Ended
December 31,
Advisor Class	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.17
Net realized and unrealized gains (losses)	0.91
Total from investment operations	1.08
Less distributions from:
Net investment income	(0.13)
Net realized gains	(—)[e]
Total distributions	(0.13)
Net asset value, end of period	$10.95

Total return[f]	10.83%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	10.95%
Expenses net of waiver and payments by affiliates[h]	0.05%
Net investment income[d]	3.31%

Supplemental data
Net assets, end of period (000’s)	$44
Portfolio turnover rate	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the period ended December 31, 2013.

96 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin LifeSmart 2020 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 1.3%
[a,b]Franklin Pelagos Commodities Strategy Fund	3,415	$30,978
[a,b]Franklin Pelagos Managed Futures Strategy Fund	320	2,582
		33,560
Domestic Equity 43.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	549	72,886
[a,b]Franklin DynaTech Fund, Class R6	5,830	263,911
[a,b]Franklin Flex Cap Growth Fund, Class R6	794	45,225
[b]Franklin Growth Fund, Class R6	2,185	142,507
[a,b]Franklin Growth Opportunities Fund, Class R6	1,717	53,163
[b]Franklin MicroCap Value Fund, Class R6	968	39,128
[b]Franklin Real Estate Securities Fund, Class R6	2,037	34,953
[b]Franklin Rising Dividends Fund, Class R6	4,876	236,033
[a,b]Franklin Small Cap Growth Fund, Class R6	2,349	45,922
[b]Franklin Utilities Fund, Class R6	6,669	100,228
iShares Core S&P 500, ETF	328	60,893
		1,094,849
Domestic Fixed Income 21.1%
[b]Franklin Low Duration Total Return Fund, Class R6	15,784	160,203
[b]Franklin Strategic Income Fund, Class R6	9,021	94,455
[b]Franklin U.S. Government Securities Fund, Class R6	30,072	194,567
iShares Intermediate Credit Bond, ETF	730	78,752
		527,977
Foreign Equity 22.4%
[b]Franklin International Growth Fund, Class R6	872	9,885
[b]Franklin International Small Cap Growth Fund, Class R6	9,508	214,680
[b]Mutual European Fund, Class R6	5,428	134,403
[b]Templeton China World Fund, Class R6	879	31,546
[b]Templeton Foreign Fund, Class R6	8,832	72,420
[b]Templeton Frontier Markets Fund, Class R6	3,369	61,592
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	716	36,401
		560,927
Foreign Fixed Income 11.8%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	3,702	43,271
[b]Templeton Global Total Return Fund, Class R6	18,709	252,391
		295,662
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,415,261) 100.3%		2,512,975
Other Assets, less Liabilities (0.3)%		(8,137)
Net Assets 100.0%		$2,504,838

See Abbreviations on page 174.

aNon-income producing.
bSee Note 7 regarding investments in Underlying Funds.

Annual Report | The accompanying notes are an integral part of these financial statements. | 97

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2025 Retirement Target Fund
		Year Ended December 31,
Class A	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.11	$10.22	$10.70	$9.54	$7.47
Income from investment operations[a]:
Net investment income[b,c]	0.16	0.17	0.17	0.22	0.16
Net realized and unrealized gains (losses)	2.06	0.88	(0.48)	1.13	2.15
Total from investment operations	2.22	1.05	(0.31)	1.35	2.31
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.19)	(0.16)	(0.17)	(0.19)	(0.14)
Net realized gains	(0.38)	—	—	—	(0.10)
Total distributions	(0.57)	(0.16)	(0.17)	(0.19)	(0.24)
Net asset value, end of year	$12.76	$11.11	$10.22	$10.70	$9.54

Total return[d]	20.18%	10.30%	(2.86)%	14.14%	31.34%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.84%	0.71%	0.80%	0.85%	1.09%
Expenses net of waiver and payments by affiliates[e]	0.38%	0.45%	0.45%	0.45%	0.46%
Net investment income[c]	1.31%	1.55%	1.64%	2.25%	1.88%

Supplemental data
Net assets, end of year (000’s)	$58,811	$45,299	$36,506	$30,983	$19,725
Portfolio turnover rate	47.39%	25.67%	20.06%	19.11%	13.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2013.

98 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2025 Retirement Target Fund
		Year Ended December 31,
Class C	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.97	$10.11	$10.59	$9.45	$7.43
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.09	0.10	0.16	0.10
Net realized and unrealized gains (losses)	2.05	0.86	(0.48)	1.11	2.12
Total from investment operations	2.12	0.95	(0.38)	1.27	2.22
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.11)	(0.09)	(0.10)	(0.13)	(0.10)
Net realized gains	(0.38)	—	—	—	(0.10)
Total distributions	(0.49)	(0.09)	(0.10)	(0.13)	(0.20)
Net asset value, end of year	$12.60	$10.97	$10.11	$10.59	$9.45

Total return[d]	19.52%	9.42%	(3.54)%	13.41%	30.18%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.54%	1.41%	1.50%	1.55%	1.79%
Expenses net of waiver and payments by affiliates[e]	1.08%	1.15%	1.15%	1.15%	1.16%
Net investment income[c]	0.61%	0.85%	0.94%	1.55%	1.18%

Supplemental data
Net assets, end of year (000’s)	$25,248	$18,312	$14,309	$11,194	$6,308
Portfolio turnover rate	47.39%	25.67%	20.06%	19.11%	13.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 99

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2025 Retirement Target Fund
		Year Ended December 31,
Class R	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.07	$10.19	$10.68	$9.53	$7.47
Income from investment operations[a]:
Net investment income[b,c]	0.13	0.15	0.16	0.22	0.17
Net realized and unrealized gains (losses)	2.07	0.87	(0.50)	1.10	2.12
Total from investment operations	2.20	1.02	(0.34)	1.32	2.29
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.17)	(0.14)	(0.15)	(0.17)	(0.13)
Net realized gains	(0.38)	—	—	—	(0.10)
Total distributions	(0.55)	(0.14)	(0.15)	(0.17)	(0.23)
Net asset value, end of year	$12.72	$11.07	$10.19	$10.68	$9.53

Total return	20.05%	10.05%	(3.14)%	13.92%	31.03%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	1.04%	0.91%	1.00%	1.05%	1.29%
Expenses net of waiver and payments by affiliates[d]	0.58%	0.65%	0.65%	0.65%	0.66%
Net investment income[c]	1.11%	1.35%	1.44%	2.05%	1.68%

Supplemental data
Net assets, end of year (000’s)	$4,835	$3,442	$1,780	$995	$460
Portfolio turnover rate	47.39%	25.67%	20.06%	19.11%	13.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2013.

100 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2025 Retirement Target Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.74
Income from investment operations[b]:
Net investment income[c,d]	0.55
Net realized and unrealized gains (losses)	1.06
Total from investment operations	1.61
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.18)
Net realized gains	(0.38)
Total distributions	(0.56)
Net asset value, end of period	$12.79

Total return[e]	13.90%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.45%
Expenses net of waiver and payments by affiliates[g]	0.00%
Net investment income[d]	1.69%

Supplemental data
Net assets, end of period (000’s)	$2,339
Portfolio turnover rate	47.39%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 101

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2025 Retirement Target Fund
		Year Ended December 31,
Advisor Class	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.12	$10.23	$10.72	$9.55	$7.48
Income from investment operations[a]:
Net investment income[b,c]	0.19	0.20	0.21	0.31	0.17
Net realized and unrealized gains (losses)	2.08	0.88	(0.50)	1.07	2.17
Total from investment operations	2.27	1.08	(0.29)	1.38	2.34
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.22)	(0.19)	(0.20)	(0.21)	(0.17)
Net realized gains	(0.38)	—	—	—	(0.10)
Total distributions	(0.60)	(0.19)	(0.20)	(0.21)	(0.27)
Net asset value, end of year	$12.79	$11.12	$10.23	$10.72	$9.55

Total return	20.66%	10.59%	(2.65)%	14.53%	31.61%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.54%	0.41%	0.50%	0.55%	0.79%
Expenses net of waiver and payments by affiliates[d]	0.08%	0.15%	0.15%	0.15%	0.16%
Net investment income[c]	1.61%	1.85%	1.94%	2.55%	2.18%

Supplemental data
Net assets, end of year (000’s)	$2,487	$1,873	$1,847	$1,530	$463
Portfolio turnover rate	47.39%	25.67%	20.06%	19.11%	13.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2013.

102 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin LifeSmart 2025 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 1.2%
[a,b]Franklin Pelagos Commodities Strategy Fund	114,106	$1,034,943
[a,b]Franklin Pelagos Managed Futures Strategy Fund	11,101	89,585
		1,124,528
Domestic Equity 53.9%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	33,215	4,407,289
[a,b]Franklin DynaTech Fund, Class R6	279,098	12,634,785
[a,b]Franklin Flex Cap Growth Fund, Class R6	31,387	1,787,789
[b]Franklin Growth Fund, Class R6	71,775	4,680,445
[a,b]Franklin Growth Opportunities Fund, Class R6	72,393	2,241,292
[b]Franklin MicroCap Value Fund, Class R6	43,077	1,741,187
[b]Franklin Real Estate Securities Fund, Class R6	85,602	1,468,939
[b]Franklin Rising Dividends Fund, Class R6	236,182	11,433,574
[a,b]Franklin Small Cap Growth Fund, Class R6	147,850	2,890,469
[b]Franklin Utilities Fund, Class R6	286,140	4,300,681
iShares Core S&P 500, ETF	15,830	2,938,839
		50,525,289
Domestic Fixed Income 13.4%
[b]Franklin Low Duration Total Return Fund, Class R6	354,640	3,599,595
[b]Franklin Strategic Income Fund, Class R6	204,580	2,141,958
[b]Franklin U.S. Government Securities Fund, Class R6	719,975	4,658,239
iShares Intermediate Credit Bond, ETF	19,900	2,146,812
		12,546,604
Foreign Equity 26.4%
[b]Franklin International Growth Fund, Class R6	48,404	548,901
[b]Franklin International Small Cap Growth Fund, Class R6	415,470	9,381,314
[b]Mutual European Fund, Class R6	243,881	6,038,499
[b]Templeton China World Fund, Class R6	44,153	1,584,224
[b]Templeton Foreign Fund, Class R6	341,118	2,797,164
[b]Templeton Frontier Markets Fund, Class R6	147,872	2,703,099
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	33,100	1,682,804
		24,736,005
Foreign Fixed Income 7.8%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	97,394	1,138,535
[b]Templeton Global Total Return Fund, Class R6	455,148	6,139,951
		7,278,486
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $80,267,336) 102.7%		96,210,912

Annual Report | 103

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013 (continued)

Franklin LifeSmart 2025 Retirement Target Fund	Shares/Units	Value
Short Term Investments (Cost $1,468,315) 1.5%
Money Market Funds 1.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,468,315	$1,468,315
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $81,735,651) 104.2%		97,679,227
Other Assets, less Liabilities (4.2)%		(3,958,685)
Net Assets 100.0%		$93,720,542

See Abbreviations on page 174.

[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.

104 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2030 Retirement Target Fund
Period Ended
December 31,
Class A	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.15
Net realized and unrealized gains (losses)	1.07
Total from investment operations	1.22
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.11)
Net realized gains	(—)[e]
Total distributions	(0.11)
Net asset value, end of period	$11.11

Total return[f]	12.19%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	20.77%
Expenses net of waiver and payments by affiliates[h]	0.23%
Net investment income[d]	2.72%

Supplemental data
Net assets, end of period (000’s)	$1,260
Portfolio turnover rate	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 105

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2030 Retirement Target Fund
Period Ended
December 31,
Class C	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.13
Net realized and unrealized gains (losses)	1.05
Total from investment operations	1.18
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.09)
Net realized gains	(—)[e]
Total distributions	(0.09)
Net asset value, end of period	$11.09

Total return[f]	11.73%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	21.59%
Expenses net of waiver and payments by affiliates[h]	1.05%
Net investment income[d]	1.90%

Supplemental data
Net assets, end of period (000’s)	$132
Portfolio turnover rate	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended December 31, 2013.

106 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2030 Retirement Target Fund
Period Ended
December 31,
Class R	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.13
Net realized and unrealized gains (losses)	1.07
Total from investment operations	1.20
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.10)
Net realized gains	(—)[e]
Total distributions	(0.10)
Net asset value, end of period	$11.10

Total return[f]	11.98%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	21.09%
Expenses net of waiver and payments by affiliates[h]	0.55%
Net investment income[d]	2.40%

Supplemental data
Net assets, end of period (000’s)	$47
Portfolio turnover rate	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 107

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2030 Retirement Target Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.11
Net realized and unrealized gains (losses)	1.12
Total from investment operations	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.11)
Net realized gains	(—)[e]
Total distributions	(0.11)
Net asset value, end of period	$11.12

Total return[f]	12.34%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	21.00%
Expenses net of waiver and payments by affiliates[h]	0.00%
Net investment income[d]	2.95%

Supplemental data
Net assets, end of period (000’s)	$11
Portfolio turnover rate	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended December 31, 2013.

108 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2030 Retirement Target Fund
Period Ended
December 31,
Advisor Class	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.13
Net realized and unrealized gains (losses)	1.10
Total from investment operations	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.11)
Net realized gains	(—)[e]
Total distributions	(0.11)
Net asset value, end of period	$11.12

Total return[f]	12.32%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	20.59%
Expenses net of waiver and payments by affiliates[h]	0.05%
Net investment income[d]	2.90%

Supplemental data
Net assets, end of period (000’s)	$82
Portfolio turnover rate	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the period ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 109

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin LifeSmart 2030 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 0.9%
[a,b]Franklin Pelagos Commodities Strategy Fund	1,389	$12,595
[a,b]Franklin Pelagos Managed Futures Strategy Fund	134	1,079
		13,674
Domestic Equity 52.2%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	429	56,857
[a,b]Franklin DynaTech Fund, Class R6	4,368	197,720
[a,b]Franklin Flex Cap Growth Fund, Class R6	521	29,693
[b]Franklin Growth Fund, Class R6	1,443	94,099
[a,b]Franklin Growth Opportunities Fund, Class R6	1,111	34,385
[b]Franklin MicroCap Value Fund, Class R6	735	29,689
[b]Franklin Real Estate Securities Fund, Class R6	1,462	25,096
[b]Franklin Rising Dividends Fund, Class R6	3,552	171,975
[a,b]Franklin Small Cap Growth Fund, Class R6	2,301	44,990
[b]Franklin Utilities Fund, Class R6	4,590	68,991
iShares Core S&P 500, ETF	248	46,041
		799,536
Domestic Fixed Income 10.8%
[b]Franklin Low Duration Total Return Fund, Class R6	5,018	50,937
[b]Franklin Strategic Income Fund, Class R6	2,848	29,818
[b]Franklin U.S. Government Securities Fund, Class R6	9,112	58,957
iShares Intermediate Credit Bond, ETF	240	25,891
		165,603
Foreign Equity 26.0%
[b]Franklin International Growth Fund, Class R6	772	8,755
[b]Franklin International Small Cap Growth Fund, Class R6	6,671	150,634
[b]Mutual European Fund, Class R6	3,807	94,253
[b]Templeton China World Fund, Class R6	737	26,446
[b]Templeton Foreign Fund, Class R6	5,682	46,597
[b]Templeton Frontier Markets Fund, Class R6	2,498	45,664
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	513	26,081
		398,430
Foreign Fixed Income 6.6%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	1,395	16,309
[b]Templeton Global Total Return Fund, Class R6	6,325	85,329
		101,638
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,425,006) 96.5%		1,478,881
Other Assets, less Liabilities 3.5%		54,075
Net Assets 100.0%		$1,532,956

See Abbreviations on page 174.

aNon-income producing.
bSee Note 7 regarding investments in Underlying Funds.

110 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2035 Retirement Target Fund
		Year Ended December 31,
Class A	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 11.01	$ 10.13	$ 10.59	$ 9.36	$ 7.12
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.15	0.15	0.20	0.13
Net realized and unrealized gains (losses)	2.26	0.89	(0.46)	1.18	2.34
Total from investment operations	2.40	1.04	(0.31)	1.38	2.47
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.15)	(0.16)	(0.15)	(0.15)	(0.13)
Net realized gains	(0.41)	(—)[d]	—	—	(0.10)
Total distributions	(0.56)	(0.16)	(0.15)	(0.15)	(0.23)
Net asset value, end of year	$ 12.85	$ 11.01	$ 10.13	$ 10.59	$ 9.36

Total return[e]	22.06%	10.33%	(2.97)%	14.78%	35.04%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	0.94%	0.83%	0.97%	1.12%	1.51%
Expenses net of waiver and payments by affiliates[f]	0.38%	0.45%	0.45%	0.45%	0.45%
Net investment income[c]	1.17%	1.45%	1.44%	2.06%	1.65%

Supplemental data
Net assets, end of year (000’s)	$ 42,510	$ 32,095	$ 24,328	$ 19,677	$ 10,391
Portfolio turnover rate	49.84%	27.30%	29.19%	23.28%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 111

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2035 Retirement Target Fund
		Year Ended December 31,
Class C	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.85	$ 9.98	$ 10.45	$ 9.25	$ 7.06
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.08	0.08	0.12	0.09
Net realized and unrealized gains (losses)	2.21	0.89	(0.47)	1.18	2.28
Total from investment operations	2.27	0.97	(0.39)	1.30	2.37
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.08)	(0.10)	(0.08)	(0.10)	(0.08)
Net realized gains	(0.41)	(—)[d]	—	—	(0.10)
Total distributions	(0.49)	(0.10)	(0.08)	(0.10)	(0.18)
Net asset value, end of year	$ 12.63	$ 10.85	$ 9.98	$ 10.45	$ 9.25

Total return[e]	21.17%	9.72%	(3.70)%	14.04%	34.00%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.64%	1.53%	1.67%	1.82%	2.21%
Expenses net of waiver and payments by affiliates[f]	1.08%	1.15%	1.15%	1.15%	1.15%
Net investment income[c]	0.47%	0.75%	0.74%	1.36%	0.95%

Supplemental data
Net assets, end of year (000’s)	$ 16,873	$ 11,124	$ 8,300	$ 6,669	$ 3,980
Portfolio turnover rate	49.84%	27.30%	29.19%	23.28%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2013.

112 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2035 Retirement Target Fund
		Year Ended December 31,
Class R	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 11.01	$ 10.12	$ 10.59	$ 9.37	$ 7.13
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.14	0.14	0.21	0.12
Net realized and unrealized gains (losses)	2.26	0.89	(0.48)	1.15	2.33
Total from investment operations	2.37	1.03	(0.34)	1.36	2.45
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.13)	(0.14)	(0.13)	(0.14)	(0.11)
Net realized gains	(0.41)	(—)[d]	—	—	(0.10)
Total distributions	(0.54)	(0.14)	(0.13)	(0.14)	(0.21)
Net asset value, end of year	$ 12.84	$ 11.01	$ 10.12	$ 10.59	$ 9.37

Total return	21.77%	10.24%	(3.21)%	14.55%	34.79%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.14%	1.03%	1.17%	1.32%	1.71%
Expenses net of waiver and payments by affiliates[e]	0.58%	0.65%	0.65%	0.65%	0.65%
Net investment income[c]	0.97%	1.25%	1.24%	1.86%	1.45%

Supplemental data
Net assets, end of year (000’s)	$ 4,093	$ 3,035	$ 1,724	$ 1,038	$ 368
Portfolio turnover rate	49.84%	27.30%	29.19%	23.28%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 113

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2035 Retirement Target Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 11.77
Income from investment operations[b]:
Net investment income[c,d]	0.58
Net realized and unrealized gains (losses)	1.17
Total from investment operations	1.75
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.19)
Net realized gains	(0.41)
Total distributions	(0.60)
Net asset value, end of period	$ 12.92

Total return[e]	15.09%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.49%
Expenses net of waiver and payments by affiliates[g]	0.00%
Net investment income[d]	1.55%

Supplemental data
Net assets, end of period (000’s)	$ 2,532
Portfolio turnover rate	49.84%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2013.

114 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2035 Retirement Target Fund
		Year Ended December 31,
Advisor Class	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 11.07	$ 10.17	$ 10.63	$ 9.39	$ 7.14
Income from investment operations[a]:
Net investment income[b,c]	0.18	0.18	0.17	0.23	0.16
Net realized and unrealized gains (losses)	2.28	0.91	(0.46)	1.19	2.34
Total from investment operations	2.46	1.09	(0.29)	1.42	2.50
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.19)	(0.19)	(0.17)	(0.18)	(0.15)
Net realized gains	(0.41)	(—)[d]	—	—	(0.10)
Total distributions	(0.60)	(0.19)	(0.17)	(0.18)	(0.25)
Net asset value, end of year	$ 12.93	$ 11.07	$ 10.17	$ 10.63	$ 9.39

Total return	22.43%	10.79%	(2.69)%	15.09%	35.42%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.64%	0.53%	0.67%	0.82%	1.21%
Expenses net of waiver and payments by affiliates[e]	0.08%	0.15%	0.15%	0.15%	0.15%
Net investment income[c]	1.47%	1.75%	1.74%	2.36%	1.95%

Supplemental data
Net assets, end of year (000’s)	$ 1,815	$ 1,077	$ 817	$ 840	$ 493
Portfolio turnover rate	49.84%	27.30%	29.19%	23.28%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 115

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin LifeSmart 2035 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 0.9%
[a,b]Franklin Pelagos Commodities Strategy Fund	60,010	$ 544,293
[a,b]Franklin Pelagos Managed Futures Strategy Fund	5,589	45,101
		589,394
Domestic Equity 59.5%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	28,135	3,733,213
[a,b]Franklin DynaTech Fund, Class R6	219,610	9,941,746
[a,b]Franklin Flex Cap Growth Fund, Class R6	27,074	1,542,154
[b]Franklin Growth Fund, Class R6	62,752	4,092,049
[a,b]Franklin Growth Opportunities Fund, Class R6	49,762	1,540,640
[b]Franklin MicroCap Value Fund, Class R6	31,204	1,261,283
[b]Franklin Real Estate Securities Fund, Class R6	67,993	1,166,758
[b]Franklin Rising Dividends Fund, Class R6	186,033	9,005,834
[a,b]Franklin Small Cap Growth Fund, Class R6	104,302	2,039,104
[b]Franklin Utilities Fund, Class R6	239,377	3,597,836
iShares Core S&P 500, ETF	13,110	2,433,871
		40,354,488
Domestic Fixed Income 8.8%
[b]Franklin Low Duration Total Return Fund, Class R6	174,229	1,768,424
[b]Franklin Strategic Income Fund, Class R6	97,149	1,017,149
[b]Franklin U.S. Government Securities Fund, Class R6	323,629	2,093,881
iShares Intermediate Credit Bond, ETF	10,200	1,100,376
		5,979,830
Foreign Equity 28.5%
[b]Franklin International Growth Fund, Class R6	35,428	401,756
[b]Franklin International Small Cap Growth Fund, Class R6	315,372	7,121,088
[b]Mutual European Fund, Class R6	188,555	4,668,633
[b]Templeton China World Fund, Class R6	35,578	1,276,521
[b]Templeton Foreign Fund, Class R6	286,395	2,348,437
[b]Templeton Frontier Markets Fund, Class R6	119,184	2,178,690
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	26,600	1,352,344
		19,347,469
Foreign Fixed Income 5.2%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	49,365	577,079
[b]Templeton Global Total Return Fund, Class R6	217,058	2,928,103
		3,505,182
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $57,694,206) 102.9%		69,776,363

116 | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013 (continued)

Franklin LifeSmart 2035 Retirement Target Fund	Shares/Units	Value
Short Term Investments (Cost $962,275) 1.4%
Money Market Funds 1.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	962,275	$962,275
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $58,656,481) 104.3%		70,738,638
Other Assets, less Liabilities (4.3)%		(2,915,421)
Net Assets 100.0%		$67,823,217

See Abbreviations on page 174.

[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.

Annual Report | The accompanying notes are an integral part of these financial statements. | 117

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2040 Retirement Target Fund
Period Ended
December 31,
Class A	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations[b]:
Net investment income[c,d]	0.11
Net realized and unrealized gains (losses)	1.18
Total from investment operations	1.29
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.10)
Net realized gains	(—)[e]
Total distributions	(0.10)
Net asset value, end of period	$ 11.19

Total return[f]	12.91%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	33.48%
Expenses net of waiver and payments by affiliates[h]	0.25%
Net investment income[d]	1.98%

Supplemental data
Net assets, end of period (000’s)	$ 672
Portfolio turnover rate	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for the period less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended December 31, 2013.

118 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2040 Retirement Target Fund
Period Ended
December 31,
Class C	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations[b]:
Net investment income[c,d]	0.08
Net realized and unrealized gains (losses)	1.16
Total from investment operations	1.24
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.09)
Net realized gains	(—)[e]
Total distributions	(0.09)
Net asset value, end of period	$ 11.15

Total return[f]	12.46%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	34.28%
Expenses net of waiver and payments by affiliates[h]	1.05%
Net investment income[d]	1.18%

Supplemental data
Net assets, end of period (000’s)	$ 60
Portfolio turnover rate	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for the period less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 119

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2040 Retirement Target Fund
Period Ended
December 31,
Class R	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations[b]:
Net investment income[c,d]	0.07
Net realized and unrealized gains (losses)	1.21
Total from investment operations	1.28
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.09)
Net realized gains	(—)[e]
Total distributions	(0.09)
Net asset value, end of period	$ 11.19

Total return[f]	12.81%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	33.78%
Expenses net of waiver and payments by affiliates[h]	0.55%
Net investment income[d]	1.68%

Supplemental data
Net assets, end of period (000’s)	$ 11
Portfolio turnover rate	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended December 31, 2013.

120 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2040 Retirement Target Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations[b]:
Net investment income[c,d]	0.10
Net realized and unrealized gains (losses)	1.20
Total from investment operations	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.10)
Net realized gains	(—)[e]
Total distributions	(0.10)
Net asset value, end of period	$ 11.20

Total return[f]	13.07%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	33.68%
Expenses net of waiver and payments by affiliates[h]	0.00%
Net investment income[d]	2.23%

Supplemental data
Net assets, end of period (000’s)	$ 11
Portfolio turnover rate	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests.The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 121

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2040 Retirement Target Fund
Period Ended
December 31,
Advisor Class	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations[b]:
Net investment income[c,d]	0.10
Net realized and unrealized gains (losses)	1.20
Total from investment operations	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.10)
Net realized gains	(—)[e]
Total distributions	(0.10)
Net asset value, end of period	$ 11.20

Total return[f]	13.04%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	33.28%
Expenses net of waiver and payments by affiliates[h]	0.05%
Net investment income[d]	2.18%

Supplemental data
Net assets, end of period (000’s)	$ 23
Portfolio turnover rate	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended December 31, 2013.

122 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin LifeSmart 2040 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 0.7%
[a,b]Franklin Pelagos Commodities Strategy Fund	550	$ 4,991
[a,b]Franklin Pelagos Managed Futures Strategy Fund	51	414
		5,405
Domestic Equity 54.1%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	236	31,371
[a,b]Franklin DynaTech Fund, Class R6	2,321	105,060
[a,b]Franklin Flex Cap Growth Fund, Class R6	284	16,182
[b]Franklin Growth Fund, Class R6	822	53,593
[a,b]Franklin Growth Opportunities Fund, Class R6	533	16,491
[b]Franklin MicroCap Value Fund, Class R6	311	12,557
[b]Franklin Real Estate Securities Fund, Class R6	721	12,380
[b]Franklin Rising Dividends Fund, Class R6	1,849	89,526
[a,b]Franklin Small Cap Growth Fund, Class R6	1,050	20,533
[b]Franklin Utilities Fund, Class R6	2,473	37,169
iShares Core S&P 500, ETF	139	25,805
		420,667
Domestic Fixed Income 7.4%
[b]Franklin Low Duration Total Return Fund, Class R6	1,711	17,365
[b]Franklin Strategic Income Fund, Class R6	973	10,183
[b]Franklin U.S. Government Securities Fund, Class R6	3,081	19,937
iShares Intermediate Credit Bond, ETF	93	10,033
		57,518
Foreign Equity 26.3%
[b]Franklin International Growth Fund, Class R6	391	4,435
[b]Franklin International Small Cap Growth Fund, Class R6	3,365	75,975
[b]Mutual European Fund, Class R6	1,922	47,599
[b]Templeton China World Fund, Class R6	386	13,860
[b]Templeton Foreign Fund, Class R6	2,945	24,148
[b]Templeton Frontier Markets Fund, Class R6	1,281	23,412
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	293	14,896
		204,325
Foreign Fixed Income 4.4%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	468	5,471
[b]Templeton Global Total Return Fund, Class R6	2,158	29,116
		34,587
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $685,441) 92.9%		722,502
Other Assets, less Liabilities 7.1%		55,074
Net Assets 100.0%		$777,576

See Abbreviations on page 174.

aNon-income producing.
bSee Note 7 regarding investments in Underlying Funds.

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Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2045 Retirement Target Fund
			Year Ended December 31,
Class A	2013		2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.92	$	$ 10.01	$ 10.44	$ 9.13	$ 6.89
Income from investment operations[a]:
Net investment income[b,c]	0.13		0.15	0.15	0.16	0.12
Net realized and unrealized gains (losses)	2.36		0.91	(0.44)	1.29	2.36
Total from investment operations	2.49		1.06	(0.29)	1.45	2.48
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.15)		(0.15)	(0.14)	(0.14)	(0.10)
Net realized gains	(0.38)		—	—	—	(0.14)
Total distributions	(0.53)		(0.15)	(0.14)	(0.14)	(0.24)
Net asset value, end of year	$ 12.88		$ 10.92	$ 10.01	$ 10.44	$ 9.13

Total return[d]	23.07%		10.61%	(2.81)%	15.92%	36.53%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.16%		1.05%	1.30%	1.56%	2.03%
Expenses net of waiver and payments by affiliates[e]	0.38%		0.45%	0.45%	0.45%	0.45%
Net investment income[c]	1.08%		1.41%	1.43%	1.80%	1.53%

Supplemental data
Net assets, end of year (000’s)	$ 27,991		$ 20,765	$ 14,762	$ 10,090	$ 6,943
Portfolio turnover rate	44.44%		32.47%	34.66%	25.05%	14.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2013.

124 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2045 Retirement Target Fund
		Year Ended December 31,
Class C	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.73	$ 9.84	$ 10.28	$ 9.01	$ 6.81
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.07	0.07	0.11	0.07
Net realized and unrealized gains (losses)	2.31	0.90	(0.43)	1.25	2.33
Total from investment operations	2.35	0.97	(0.36)	1.36	2.40
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.07)	(0.08)	(0.08)	(0.09)	(0.06)
Net realized gains	(0.38)	—	—	—	(0.14)
Total distributions	(0.45)	(0.08)	(0.08)	(0.09)	(0.20)
Net asset value, end of year	$ 12.63	$ 10.73	$ 9.84	$ 10.28	$ 9.01

Total return[d]	22.20%	9.85%	(3.54)%	15.13%	35.77%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.86%	1.74%	2.00%	2.26%	2.73%
Expenses net of waiver and payments by affiliates[e]	1.08%	1.14%	1.15%	1.15%	1.15%
Net investment income[c]	0.38%	0.72%	0.73%	1.10%	0.83%

Supplemental data
Net assets, end of year (000’s)	$ 9,484	$ 6,680	$ 5,869	$ 4,157	$ 2,264
Portfolio turnover rate	44.44%	32.47%	34.66%	25.05%	14.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 125

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2045 Retirement Target Fund
		Year Ended December 31,
Class R	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.88	$ 9.99	$ 10.42	$ 9.12	$ 6.88
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.16	0.12	0.16	0.12
Net realized and unrealized gains (losses)	2.35	0.87	(0.43)	1.27	2.35
Total from investment operations	2.45	1.03	(0.31)	1.43	2.47
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.13)	(0.14)	(0.12)	(0.13)	(0.09)
Net realized gains	(0.38)	—	—	—	(0.14)
Total distributions	(0.51)	(0.14)	(0.12)	(0.13)	(0.23)
Net asset value, end of year	$ 12.82	$ 10.88	$ 9.99	$ 10.42	$ 9.12

Total return	22.76%	10.35%	(3.01)%	15.66%	36.45%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	1.36%	1.25%	1.50%	1.76%	2.23%
Expenses net of waiver and payments by affiliates[d]	0.58%	0.65%	0.65%	0.65%	0.65%
Net investment income[c]	0.88%	1.21%	1.23%	1.60%	1.33%

Supplemental data
Net assets, end of year (000’s)	$ 4,564	$ 3,336	$ 860	$ 663	$ 394
Portfolio turnover rate	44.44%	32.47%	34.66%	25.05%	14.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2013.

126 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2045 Retirement Target Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 11.67
Income from investment operations[b]:
Net investment income[c,d]	0.60
Net realized and unrealized gains (losses)	1.24
Total from investment operations	1.84
Less distributions from:
Net investment income and short term gains received from Underlying Funds	(0.18)
Net realized gains	(0.38)
Total distributions	(0.56)
Net asset value, end of period	$ 12.95

Total return[e]	16.08%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.60%
Expenses net of waiver and payments by affiliates[g]	0.00%
Net investment income[d]	1.46%

Supplemental data
Net assets, end of period (000’s)	$ 1,718
Portfolio turnover rate	44.44%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 127

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2045 Retirement Target Fund
		Year Ended December 31,
Advisor Class	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$ 10.96	$ 10.05	$ 10.48	$ 9.16	$ 6.89
Income from investment operations[a]:
Net investment income[b,c]	0.17	0.16	0.17	0.25	0.14
Net realized and unrealized gains (losses)	2.37	0.93	(0.44)	1.24	2.39
Total from investment operations	2.54	1.09	(0.27)	1.49	2.53
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.18)	(0.18)	(0.16)	(0.17)	(0.12)
Net realized gains	(0.38)	—	—	—	(0.14)
Total distributions	(0.56)	(0.18)	(0.16)	(0.17)	(0.26)
Net asset value, end of year	$ 12.94	$ 10.96	$ 10.05	$ 10.48	$ 9.16

Total return	23.48%	10.86%	(2.55)%	16.26%	37.27%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.86%	0.75%	1.00%	1.26%	1.73%
Expenses net of waiver and payments by affiliates[d]	0.08%	0.15%	0.15%	0.15%	0.15%
Net investment income[c]	1.38%	1.71%	1.73%	2.10%	1.83%

Supplemental data
Net assets, end of year (000’s)	$ 1,188	$ 709	$ 642	$ 499	$ 205
Portfolio turnover rate	44.44%	32.47%	34.66%	25.05%	14.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2013.

128 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin LifeSmart 2045 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 0.7%
[a,b]Franklin Pelagos Commodities Strategy Fund	34,055	$ 308,880
[a,b]Franklin Pelagos Managed Futures Strategy Fund	3,159	25,491
		334,371

Domestic Equity 61.7%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	18,169	2,410,819
[a,b]Franklin DynaTech Fund, Class R6	156,359	7,078,388
[a,b]Franklin Flex Cap Growth Fund, Class R6	15,327	873,022
[b]Franklin Growth Fund, Class R6	45,518	2,968,235
[a,b]Franklin Growth Opportunities Fund, Class R6	27,492	851,159
[b]Franklin MicroCap Value Fund, Class R6	17,771	718,299
[b]Franklin Real Estate Securities Fund, Class R6	38,542	661,384
[b]Franklin Rising Dividends Fund, Class R6	135,441	6,556,708
[a,b]Franklin Small Cap Growth Fund, Class R6	70,051	1,369,488
[b]Franklin Utilities Fund, Class R6	169,143	2,542,225
iShares Core S&P 500, ETF	9,085	1,686,630
		27,716,357
Domestic Fixed Income 6.7%
[b]Franklin Low Duration Total Return Fund, Class R6	89,366	907,062
[b]Franklin Strategic Income Fund, Class R6	45,777	479,280
[b]Franklin U.S. Government Securities Fund, Class R6	153,136	990,789
iShares Intermediate Credit Bond, ETF	5,700	614,916
		2,992,047
Foreign Equity 30.6%
[b]Franklin International Growth Fund, Class R6	24,601	278,978
[b]Franklin International Small Cap Growth Fund, Class R6	221,280	4,996,503
[b]Mutual European Fund, Class R6	128,117	3,172,169
[b]Templeton China World Fund, Class R6	26,217	940,658
[b]Templeton Foreign Fund, Class R6	239,512	1,964,002
[b]Templeton Frontier Markets Fund, Class R6	80,335	1,468,525
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	18,300	930,371
		13,751,206
Foreign Fixed Income 3.7%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	23,016	269,058
[b]Templeton Global Total Return Fund, Class R6	104,863	1,414,597
		1,683,655
Total Investments in Underlying Funds and Exchange Traded Funds before
Short Term Investments (Cost $38,102,369) 103.4%		46,477,636

Annual Report | 129

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013 (continued)

Franklin LifeSmart 2045 Retirement Target Fund	Shares/Units	Value
Short Term Investments (Cost $329,483) 0.7%
Money Market Funds 0.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	329,483	$329,483
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $38,431,852) 104.1%		46,807,119
Other Assets, less Liabilities (4.1)%		(1,862,593)
Net Assets 100.0%		$44,944,526

See Abbreviations on page 174.

[a]Non-income producing.
[b]See Note 7 regarding investments in Underlying Funds.

130 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2050 Retirement Target Fund
Period Ended
December 31,
Class A	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations[b]:
Net investment income[c,d]	0.10
Net realized and unrealized gains (losses)	1.21
Total from investment operations	1.31
Less distributions from net investment income and short term gains received from Underlying Funds	(0.10)
Net asset value, end of period	$ 11.21

Total return[e]	13.14%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	34.22%
Expenses net of waiver and payments by affiliates[g]	0.23%
Net investment income[d]	1.88%

Supplemental data
Net assets, end of period (000’s)	$ 512
Portfolio turnover rate	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 131

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2050 Retirement Target Fund
Period Ended
December 31,
Class C	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations[b]:
Net investment income[c,d]	0.09
Net realized and unrealized gains (losses)	1.18
Total from investment operations	1.27
Less distributions from net investment income and short term gains received from Underlying Funds	(0.09)
Net asset value, end of period	$ 11.18

Total return[e]	12.82%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	35.04%
Expenses net of waiver and payments by affiliates[g]	1.05%
Net investment income[d]	1.06%

Supplemental data
Net assets, end of period (000’s)	$ 82
Portfolio turnover rate	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended December 31, 2013.

132 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2050 Retirement Target Fund
Period Ended
December 31,
Class R	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations[b]:
Net investment income[c,d]	0.06
Net realized and unrealized gains (losses)	1.24
Total from investment operations	1.30
Less distributions from net investment income and short term gains received from Underlying Funds	(0.09)
Net asset value, end of period	$ 11.21

Total return[e]	13.02%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	34.54%
Expenses net of waiver and payments by affiliates[g]	0.55%
Net investment income[d]	1.56%

Supplemental data
Net assets, end of period (000’s)	$ 11
Portfolio turnover rate	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 133

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2050 Retirement Target Fund
Period Ended
December 31,
Class R6	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations[b]:
Net investment income[c,d]	0.09
Net realized and unrealized gains (losses)	1.25
Total from investment operations	1.34
Less distributions from net investment income and short term gains received from Underlying Funds	(0.11)
Net asset value, end of period	$ 11.23

Total return[e]	13.39%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	34.36%
Expenses net of waiver and payments by affiliates[g]	0.00%
Net investment income[d]	2.11%

Supplemental data
Net assets, end of period (000’s)	$ 11
Portfolio turnover rate	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended December 31, 2013.

134 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Highlights (continued)

Franklin LifeSmart 2050 Retirement Target Fund
Period Ended
December 31,
Advisor Class	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 10.00
Income from investment operations[b]:
Net investment income[c,d]	0.10
Net realized and unrealized gains (losses)	1.23
Total from investment operations	1.33
Less distributions from net investment income and short term gains received from Underlying Funds	(0.11)
Net asset value, end of period	$ 11.22

Total return[e]	13.26%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	34.04%
Expenses net of waiver and payments by affiliates[g]	0.05%
Net investment income[d]	2.06%

Supplemental data
Net assets, end of period (000’s)	$ 75
Portfolio turnover rate	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended December 31, 2013.

Annual Report | The accompanying notes are an integral part of these financial statements. | 135

Franklin Templeton Fund Allocator Series

Statement of Investments, December 31, 2013

Franklin LifeSmart 2050 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds
Alternative Strategies 0.6%
[a,b]Franklin Pelagos Commodities Strategy Fund	451	$4,088
[a,b]Franklin Pelagos Managed Futures Strategy Fund	44	351
		4,439
Domestic Equity 50.3%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	182	24,157
[a,b]Franklin DynaTech Fund, Class R6	1,922	87,014
[a,b]Franklin Flex Cap Growth Fund, Class R6	192	10,948
[b]Franklin Growth Fund, Class R6	731	47,687
[a,b]Franklin Growth Opportunities Fund, Class R6	359	11,108
[b]Franklin MicroCap Value Fund, Class R6	204	8,256
[b]Franklin Real Estate Securities Fund, Class R6	509	8,736
[b]Franklin Rising Dividends Fund, Class R6	1,608	77,837
[a,b]Franklin Small Cap Growth Fund, Class R6	868	16,977
[b]Franklin Utilities Fund, Class R6	2,113	31,758
iShares Core S&P 500, ETF	127	23,578
		348,056
Domestic Fixed Income 5.9%
[b]Franklin Low Duration Total Return Fund, Class R6	1,238	12,562
[b]Franklin Strategic Income Fund, Class R6	701	7,344
[b]Franklin U.S. Government Securities Fund, Class R6	2,050	13,264
iShares Intermediate Credit Bond, ETF	73	7,875
		41,045
Foreign Equity 25.6%
[b]Franklin International Growth Fund, Class R6	358	4,065
[b]Franklin International Small Cap Growth Fund, Class R6	2,773	62,620
[b]Mutual European Fund, Class R6	1,640	40,608
[b]Templeton China World Fund, Class R6	337	12,080
[b]Templeton Foreign Fund, Class R6	3,115	25,543
[b]Templeton Frontier Markets Fund, Class R6	997	18,224
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	271	13,778
		176,918
Foreign Fixed Income 3.1%
[b]Franklin Templeton Emerging Market Debt Opportunities Fund	315	3,688
[b]Templeton Global Total Return Fund, Class R6	1,317	17,760
		21,448
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $553,140) 85.5%		591,906
Other Assets, less Liabilities 14.5%		100,544
Net Assets 100.0%		$692,450

See Abbreviations on page 174.

aNon-income producing.
bSee Note 7 regarding investments in Underlying Funds.

136 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2013

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 7)	$59,045,910	$2,246,122	$75,790,467	$1,331,685
Cost - Exchange traded funds	4,835,654	169,139	5,945,184	93,321
Total cost of investments	$63,881,564	$2,415,261	$81,735,651	$1,425,006
Value - Underlying Funds (Note 7)	$66,476,488	$2,336,929	$90,910,772	$1,380,868
Value - Exchange traded funds	5,071,443	176,046	6,768,455	98,013
Total value of investments	71,547,931	2,512,975	97,679,227	1,478,881
Cash	—	—	—	14,460
Receivables:
Capital shares sold	253,301	18,320	253,734	27,114
Dividends	6,963	169	4,619	56
Affiliates	7,423	—	21,233	—
Offering costs	—	47,173	—	47,173
Total assets	71,815,618	2,578,637	97,958,813	1,567,684
Liabilities:
Payables:
Capital shares redeemed	1,431,498	462	4,100,750	—
Asset allocation fees	—	507	—	283
Distribution fees	58,009	842	74,283	459
Transfer agent fees	14,675	369	27,567	373
Reports to shareholders	6,566	5,207	9,035	5,207
Professional fees	26,328	19,228	26,426	19,228
Affiliates	—	9,152	—	9,175
Funds advanced by custodian	—	38,019	—	—
Accrued expenses and other liabilities	149	13	210	3
Total liabilities	1,537,225	73,799	4,238,271	34,728
Net assets, at value	$70,278,393	$2,504,838	$93,720,542	$1,532,956
Net assets consist of:
Paid-in capital	$62,028,455	$2,379,887	$76,457,889	$1,458,968
Undistributed net investment income	22,676	629	27,710	239
Net unrealized appreciation (depreciation)	7,666,367	97,714	15,943,576	53,875
Accumulated net realized gain (loss)	560,895	26,608	1,291,367	19,874
Net assets, at value	$70,278,393	$2,504,838	$93,720,542	$1,532,956

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Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2013

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$ 44,346,862	$ 2,188,966	$ 58,811,426	$ 1,260,046
Shares outstanding	3,612,124	200,100	4,607,373	113,366
Net asset value per share[a]	$ 12.28	$ 10.94	$ 12.76	$ 11.11
Maximum offering price per share (net asset
value per share ÷ 94.25%)	$ 13.03	$ 11.61	$ 13.54	$ 11.79
Class C:
Net assets, at value	$ 20,394,643	$ 250,333	$ 25,248,072	$ 132,135
Shares outstanding	1,676,870	22,957	2,004,597	11,920
Net asset value and maximum offering price
per share[a]	$ 12.16	$ 10.90	$ 12.60	$ 11.09
Class R:
Net assets, at value	$ 2,279,362	$ 10,934	$ 4,835,454	$ 47,271
Shares outstanding	186,073	1,000	380,155	4,257
Net asset value and maximum offering price
per share	$ 12.25	$ 10.93	$ 12.72	$ 11.10
Class R6:
Net assets, at value	$ 763,427	$ 10,948	$ 2,338,977	$ 11,122
Shares outstanding	61,989	1,000	182,861	1,000
Net asset value and maximum offering price
per share	$ 12.32	$ 10.95	$ 12.79	$ 11.12
Advisor Class:
Net assets, at value	$ 2,494,099	$ 43,657	$ 2,486,613	$ 82,382
Shares outstanding	202,536	3,987	194,479	7,410
Net asset value and maximum offering price
per share	$ 12.31	$ 10.95	$ 12.79	$ 11.12

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2013

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 7)	$54,406,018	$637,863	$35,631,225	$511,105
Cost - Exchange traded funds	4,250,463	47,578	2,800,627	42,035
Total cost of investments	$58,656,481	$685,441	$38,431,852	$553,140
Value - Underlying Funds (Note 7)	$65,852,047	$671,768	$43,575,202	$546,675
Value - Exchange traded funds	4,886,591	50,734	3,231,917	45,231
Total value of investments	70,738,638	722,502	46,807,119	591,906
Cash	—	42,519	—	63,855
Receivables:
Capital shares sold	308,277	62	172,040	24,551
Dividends	2,367	22	1,323	17
Affiliates	9,688	—	12,014	—
Offering costs	—	47,177	—	46,836
Total assets	71,058,970	812,282	46,992,496	727,165
Liabilities:
Payables:
Capital shares redeemed	3,130,907	—	1,964,516	—
Asset allocation fees	—	146	—	133
Distribution fees	52,209	196	33,206	209
Transfer agent fees	18,464	373	16,893	369
Reports to shareholders	7,845	5,207	7,101	5,207
Professional fees	26,217	19,228	26,169	19,228
Affiliates	—	9,547	—	9,565
Accrued expenses and other liabilities	111	9	85	4
Total liabilities	3,235,753	34,706	2,047,970	34,715
Net assets, at value	$67,823,217	$777,576	$44,944,526	$692,450
Net assets consist of:
Paid-in capital	$54,746,863	$730,992	$36,001,962	$645,342
Undistributed net investment income	19,239	131	12,964	75
Net unrealized appreciation (depreciation)	12,082,157	37,061	8,375,267	38,766
Accumulated net realized gain (loss)	974,958	9,392	554,333	8,267
Net assets, at value	$67,823,217	$777,576	$44,944,526	$692,450

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Financial Statements (continued)

Statements of Assets and Liabilities (continued)
December 31, 2013

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$ 42,510,184	$ 672,120	$ 27,990,782	$ 512,466
Shares outstanding	3,307,138	60,044	2,173,303	45,721
Net asset value per share[a]	$ 12.85	$ 11.19	$ 12.88	$ 11.21
Maximum offering price per share (net asset
value per share ÷ 94.25%)	$ 13.63	$ 11.87	$ 13.67	$ 11.89
Class C:
Net assets, at value	$ 16,873,157	$ 59,984	$ 9,483,966	$ 82,074
Shares outstanding	1,335,842	5,378	751,145	7,338
Net asset value and maximum offering price
per share[a]	$ 12.63	$ 11.15	$ 12.63	$ 11.18
Class R:
Net assets, at value	$ 4,092,909	$ 11,190	$ 4,563,977	$ 11,212
Shares outstanding	318,742	1,000	355,878	1,000
Net asset value and maximum offering price
per share	$ 12.84	$ 11.19	$ 12.82	$ 11.21
Class R6:
Net assets, at value	$ 2,531,928	$ 11,202	$ 1,717,676	$ 11,226
Shares outstanding	195,921	1,000	132,685	1,000
Net asset value and maximum offering price
per share	$ 12.92	$ 11.20	$ 12.95	$ 11.23
Advisor Class:
Net assets, at value	$ 1,815,039	$ 23,080	$ 1,188,125	$ 75,472
Shares outstanding	140,392	2,060	91,829	6,724
Net asset value and maximum offering price
per share	$ 12.93	$ 11.20	$ 12.94	$ 11.22

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

140 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations
for the year ended December 31, 2013

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund[a]	Target Fund	Target Fund[a]
Investment income:
Dividends:
Underlying Funds (Note 7)	$1,450,275	$23,663	$1,236,894	$10,813
Exchange traded funds	117,892	1,243	128,713	629
Interest	1,204	—	—	—
Total investment income	1,569,371	24,906	1,365,607	11,442
Expenses:
Asset allocation fees (Note 3a)	162,260	1,846	201,271	967
Distribution fees: (Note 3c)
Class A	123,377	1,270	159,306	553
Class C	187,264	479	210,614	288
Class R	11,174	26	20,070	67
Transfer agent fees: (Note 3e)
Class A	51,483	1,362	89,874	1,058
Class C	23,271	96	35,617	98
Class R	2,790	11	6,787	46
Class R6	66	41	64	41
Advisor Class	2,724	29	3,858	110
Custodian fees (Note 4)	86	—	50	—
Reports to shareholders	17,238	5,913	23,313	5,913
Registration and filing fees	77,193	1,847	75,772	1,708
Professional fees	26,542	19,273	27,857	19,273
Trustees’ fees and expenses	451	—	545	—
Amortization of offering costs (Note 1d)	—	50,447	—	50,447
Other	4,285	9	4,376	8
Expenses borne by Underlying Funds
(Note 8)	(19,611)	—	(32,920)	—
Total expenses	670,593	82,649	826,454	80,577
Expenses waived/paid by affiliates
(Note 3f)	(296,522)	(80,496)	(372,345)	(79,475)
Net expenses	374,071	2,153	454,109	1,102
Net investment income	1,195,300	22,753	911,498	10,340

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Financial Statements (continued)

Statements of Operations (continued)
for the year ended December 31, 2013

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund[a]	Target Fund	Target Fund[a]
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 7)	$1,991,844	$(4,687)	$2,162,837	$(84)
Exchange traded funds	267,142	467	129,969	48
Realized gain distributions:
Underlying Funds (Note 7)	908,671	36,133	1,828,547	23,037
Exchange traded funds	9,759	445	20,575	319
Net realized gain (loss)	3,177,416	32,358	4,141,928	23,320
Net change in unrealized appreciation
(depreciation) on investments	3,033,258	97,714	9,871,133	53,875
Net realized and unrealized gain (loss)	6,210,674	130,072	14,013,061	77,195
Net increase (decrease) in net assets
resulting from operations	$7,405,974	$152,825	$14,924,559	$87,535

[a]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

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Financial Statements (continued)

Statements of Operations (continued)
for the year ended December 31, 2013

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund[a]	Target Fund	Target Fund[a]
Investment income:
Dividends:
Underlying Funds (Note 7)	$792,181	$4,919	$497,160	$4,521
Exchange traded funds	88,384	372	58,700	363
Total investment income	880,565	5,291	555,860	4,884
Expenses:
Asset allocation fees (Note 3a)	141,833	592	94,948	580
Distribution fees: (Note 3c)
Class A	114,197	418	75,344	316
Class C	136,384	77	80,273	147
Class R	17,162	27	19,169	27
Transfer agent fees: (Note 3e)
Class A	80,125	745	83,788	768
Class C	28,600	27	26,871	63
Class R	7,229	19	12,784	24
Class R6	65	41	64	41
Advisor Class	3,207	37	3,057	137
Custodian fees (Note 4)	36	—	24	—
Reports to shareholders	20,474	5,913	18,998	5,913
Registration and filing fees	75,441	1,707	74,021	1,707
Professional fees	26,908	19,273	27,303	19,272
Trustees’ fees and expenses	277	—	—	—
Amortization of offering costs (Note 1d)	—	50,447	—	50,447
Other	4,180	8	4,026	7
Expenses borne by Underlying Funds
(Note 8)	(24,166)	—	(19,636)	—
Total expenses	631,952	79,331	501,034	79,449
Expenses waived/paid by affiliates
(Note 3f)	(319,359)	(78,692)	(296,212)	(78,845)
Net expenses	312,593	639	204,822	604
Net investment income	567,972	4,652	351,038	4,280

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Franklin Templeton Fund Allocator Series

Financial Statements (continued)

Statements of Operations (continued)
for the year ended December 31, 2013

	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund[a]	Target Fund	Target Fund[a]
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 7)	$1,392,743	$(174)	$789,716	$(469)
Exchange traded funds	88,463	(7)	68,571	10
Realized gain distributions:
Underlying Funds (Note 7)	1,432,314	11,238	949,388	10,070
Exchange traded funds	16,535	182	11,375	168
Net realized gain (loss)	2,930,055	11,239	1,819,050	9,779
Net change in unrealized appreciation
(depreciation) on investments	7,908,157	37,061	5,771,935	38,766
Net realized and unrealized gain (loss)	10,838,212	48,300	7,590,985	48,545
Net increase (decrease) in net assets
resulting from operations	$11,406,184	$52,952	$7,942,023	$52,825

[a]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

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Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin LifeSmart 2015		Franklin LifeSmart 2020
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Period Ended December 31,
	2013	2012	2013 [a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,195,300	$1,056,241	$22,753
Net realized gain (loss) from Underlying Funds and exchange
traded funds	3,177,416	1,352,802	32,358
Net change in unrealized appreciation (depreciation) on
investments	3,033,258	2,169,621	97,714
Net increase (decrease) in net assets resulting from
operations	7,405,974	4,578,664	152,825
Distributions to shareholders from:
Net investment income:
Class A	(949,775)	(776,737)	(24,272)
Class C	(303,187)	(246,119)	(2,828)
Class R	(42,834)	(38,107)	(115)
Class R6	(9,691)	—	(131)
Advisor Class	(58,208)	(43,748)	(511)
Net realized gains:
Class A	(1,868,226)	—	(531)
Class C	(839,329)	—	(74)
Class R	(97,222)	—	(3)
Class R6	(22,736)	—	(3)
Advisor Class	(101,550)	—	(11)
Total distributions to shareholders	(4,292,758)	(1,104,711)	(28,479)
Capital share transactions: (Note 2)
Class A	4,812,095	4,253,720	2,075,340
Class C	2,581,227	1,644,241	243,739
Class R	319,645	(84,604)	10,000
Class R6	782,456	—	10,000
Advisor Class	549,120	228,119	41,413
Total capital share transactions	9,044,543	6,041,476	2,380,492
Net increase (decrease) in net assets	12,157,759	9,515,429	2,504,838
Net assets:
Beginning of year	58,120,634	48,605,205	—
End of year	$70,278,393	$58,120,634	$2,504,838
Undistributed net investment income included in net assets:
End of year	$22,676	$72,149	$629

[a]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

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Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Period Ended December 31,
	2013	2012	2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$911,498	$855,814	$10,340
Net realized gain (loss) from Underlying Funds and exchange
traded funds	4,141,928	1,569,750	23,320
Net change in unrealized appreciation (depreciation) on
investments	9,871,133	3,355,752	53,875
Net increase (decrease) in net assets resulting from
operations	14,924,559	5,781,316	87,535
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds:
Class A	(871,930)	(642,992)	(11,335)
Class C	(209,139)	(149,407)	(1,005)
Class R	(59,888)	(43,450)	(381)
Class R6	(32,182)	—	(111)
Advisor Class	(41,493)	(31,514)	(802)
Net realized gains:
Class A	(1,782,321)	—	(198)
Class C	(721,153)	—	(21)
Class R	(136,382)	—	(8)
Class R6	(48,820)	—	(2)
Advisor Class	(71,758)	—	(13)
Total distributions to shareholders	(3,975,066)	(867,363)	(13,876)
Capital share transactions: (Note 2)
Class A	6,266,755	5,509,087	1,201,089
Class C	4,065,933	2,710,878	127,101
Class R	854,675	1,469,187	44,214
Class R6	2,357,526	—	10,000
Advisor Class	299,945	(119,195)	76,893
Total capital share transactions	13,844,834	9,569,957	1,459,297
Net increase (decrease) in net assets	24,794,327	14,483,910	1,532,956
Net assets:
Beginning of year	68,926,215	54,442,305	—
End of year	$93,720,542	$68,926,215	$1,532,956
Undistributed net investment income included in net assets:
End of year	$27,710	$91,414	$239

[a]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

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Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Period Ended December 31,
	2013	2012	2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$567,972	$542,745	$4,652
Net realized gain (loss) from Underlying Funds and exchange
traded funds	2,930,055	1,226,691	11,239
Net change in unrealized appreciation (depreciation) on
investments	7,908,157	2,178,026	37,061
Net increase (decrease) in net assets resulting from
operations	11,406,184	3,947,462	52,952
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds:
Class A	(527,275)	(460,557)	(5,500)
Class C	(106,851)	(95,736)	(463)
Class R	(40,571)	(38,346)	(86)
Class R6	(36,070)	—	(103)
Advisor Class	(25,395)	(18,270)	(205)
Net realized gains:
Class A	(1,360,230)	(8,325)	(220)
Class C	(504,539)	(2,946)	(20)
Class R	(121,054)	(788)	(4)
Class R6	(48,953)	—	(4)
Advisor Class	(54,723)	(276)	(8)
Total distributions to shareholders	(2,825,661)	(625,244)	(6,613)
Capital share transactions: (Note 2)
Class A	4,638,237	5,467,708	631,703
Class C	3,687,561	2,051,813	58,573
Class R	534,079	1,140,735	10,000
Class R6	2,543,841	—	10,000
Advisor Class	507,603	180,901	20,961
Total capital share transactions	11,911,321	8,841,157	731,237
Net increase (decrease) in net assets	20,491,844	12,163,375	777,576
Net assets:
Beginning of year	47,331,373	35,167,998	—
End of year	$67,823,217	$47,331,373	$777,576
Undistributed net investment income included in net assets:
End of year	$19,239	$2,589	$131

[a]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

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Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Period Ended December 31,
	2013	2012	2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$351,038	$340,670	$4,280
Net realized gain (loss) from Underlying Funds and exchange
traded funds	1,819,050	713,283	9,779
Net change in unrealized appreciation (depreciation) on
investments	5,771,935	1,479,660	38,766
Net increase (decrease) in net assets resulting from
operations	7,942,023	2,533,613	52,825
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds:
Class A	(333,295)	(278,948)	(4,422)
Class C	(52,405)	(48,340)	(633)
Class R	(43,659)	(41,987)	(92)
Class R6	(23,741)	—	(108)
Advisor Class	(16,140)	(11,453)	(705)
Net realized gains:
Class A	(837,141)	—	—
Class C	(273,377)	—	—
Class R	(128,736)	—	—
Class R6	(29,120)	—	—
Advisor Class	(31,888)	—	—
Total distributions to shareholders	(1,769,502)	(380,728)	(5,960)
Capital share transactions: (Note 2)
Class A	3,128,951	4,535,889	476,308
Class C	1,499,244	292,321	79,396
Class R	605,398	2,373,540	10,000
Class R6	1,718,837	—	10,000
Advisor Class	329,576	1,805	69,881
Total capital share transactions	7,282,006	7,203,555	645,585
Net increase (decrease) in net assets	13,454,527	9,356,440	692,450
Net assets:
Beginning of year	31,489,999	22,133,559	—
End of year	$44,944,526	$31,489,999	$692,450
Undistributed net investment income included in net assets:
End of year	$12,964	$1,938	$75

[a]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

148 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of fourteen separate funds, eight of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Effective May 1, 2013, the Franklin LifeSmart 2015 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, and Franklin LifeSmart 2045 Retirement Target Fund began offering a new class of shares, Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Effective May 1, 2013, the following name changes occurred:

Former Name	New Name
Franklin Templeton 2015 Retirement Target Fund	Franklin LifeSmart 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund

Effective July 1, 2013, the Trust began offering shares of the following funds.

Fund Name
Franklin LifeSmart 2020 Retirement Target Fund
Franklin LifeSmart 2030 Retirement Target Fund
Franklin LifeSmart 2040 Retirement Target Fund
Franklin LifeSmart 2050 Retirement Target Fund

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports in which each fund invests is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC

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Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net

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Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Offering Costs

Offering costs are amortized on a straightline basis over twelve months.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement		2020 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2013
Shares sold	1,308,882	$15,890,281	224,502	$2,330,311
Shares issued in reinvestment of
distributions	227,640	2,764,653	2,029	22,110
Shares redeemed	(1,138,122)	(13,842,839)	(26,431)	(277,081)
Net increase (decrease)	398,400	$4,812,095	200,100	$2,075,340
Year ended December 31, 2012
Shares sold	969,314	$11,089,653
Shares issued in reinvestment of
distributions	66,616	766,694
Shares redeemed	(668,631)	(7,602,627)
Net increase (decrease)	367,299	$4,253,720

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement		2020 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount
Class C Shares:
Year ended December 31, 2013
Shares sold	460,937	$5,565,468	27,481	$292,945
Shares issued in reinvestment of
distributions	81,653	981,251	256	2,786
Shares redeemed	(327,076)	(3,965,492)	(4,780)	(51,992)
Net increase (decrease)	215,514	$2,581,227	22,957	$243,739
Year ended December 31, 2012
Shares sold	462,895	$5,217,258
Shares issued in reinvestment of
distributions	18,585	212,526
Shares redeemed	(332,874)	(3,785,543)
Net increase (decrease)	148,606	$1,644,241
Class R Shares:
Year ended December 31, 2013
Shares sold	126,413	$1,528,317	1,001	$10,011
Shares issued in reinvestment of
distributions	10,359	125,208	—	—
Shares redeemed	(110,588)	(1,333,880)	(1)	(11)
Net increase (decrease)	26,184	$319,645	1,000	$10,000
Year ended December 31, 2012
Shares sold	106,024	$1,215,770
Shares issued in reinvestment of
distributions	3,045	34,911
Shares redeemed	(115,833)	(1,335,285)
Net increase (decrease)	(6,764)	$(84,604)
Class R6 Shares:
Year ended December 31, 2013
Shares sold	59,379	$750,348	1,001	$10,010
Shares issued on reinvestment of
distributions	2,610	32,108	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	61,989	$782,456	1,000	$10,000

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement		2020 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2013
Shares sold	42,196	$511,810	3,952	$41,034
Shares issued in reinvestment of
distributions	12,801	156,058	36	389
Shares redeemed	(9,672)	(118,748)	(1)	(10)
Net increase (decrease)	45,325	$549,120	3,987	$41,413
Year ended December 31, 2012
Shares sold	37,163	$424,132
Shares issued in reinvestment of
distributions	3,739	43,102
Shares redeemed	(20,814)	(239,115)
Net increase (decrease)	20,088	$228,119

aFor the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
bFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement		2030 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2013
Shares sold	1,456,494	$17,514,233	112,584	$1,192,416
Shares issued in reinvestment of
distributions	211,824	2,630,432	835	9,253
Shares redeemed	(1,139,693)	(13,877,910)	(53)	(580)
Net increase (decrease)	528,625	$6,266,755	113,366	$1,201,089
Year ended December 31, 2012
Shares sold	1,271,041	$13,714,708
Shares issued in reinvestment of
distributions	57,842	636,260
Shares redeemed	(821,845)	(8,841,881)
Net increase (decrease)	507,038	$5,509,087
Class C Shares:
Year ended December 31, 2013
Shares sold	694,242	$8,279,189	12,087	$128,932
Shares issued in reinvestment of
distributions	67,197	823,491	85	934
Shares redeemed	(425,455)	(5,036,747)	(252)	(2,765)
Net increase (decrease)	335,984	$4,065,933	11,920	$127,101
Year ended December 31, 2012
Shares sold	540,872	$5,775,168
Shares issued in reinvestment of
distributions	12,080	131,301
Shares redeemed	(299,941)	(3,195,591)
Net increase (decrease)	253,011	$2,710,878

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement		2030 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount
Class R Shares:
Year ended December 31, 2013
Shares sold	198,623	$2,365,500	4,233	$43,941
Shares issued in reinvestment of
distributions	12,439	153,876	26	291
Shares redeemed	(141,744)	(1,664,701)	(2)	(18)
Net increase (decrease)	69,318	$854,675	4,257	$44,214
Year ended December 31, 2012
Shares sold	195,078	$2,113,064
Shares issued in reinvestment of
distributions	3,250	35,619
Shares redeemed	(62,141)	(679,496)
Net increase (decrease)	136,187	$1,469,187
Class R6 Shares:
Year ended December 31, 2013
Shares sold	176,532	$2,276,764	1,001	$10,010
Shares issued on reinvestment of
distributions	6,329	80,762	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	182,861	$2,357,526	1,000	$10,000
Advisor Class Shares:
Year ended December 31, 2013
Shares sold	43,011	$510,282	7,347	$76,199
Shares issued in reinvestment of
distributions	8,650	107,432	64	704
Shares redeemed	(25,638)	(317,769)	(1)	(10)
Net increase (decrease)	26,023	$299,945	7,410	$76,893
Year ended December 31, 2012
Shares sold	43,287	$467,259
Shares issued in reinvestment of
distributions	2,701	29,743
Shares redeemed	(58,092)	(616,197)
Net increase (decrease)	(12,104)	$(119,195)

[a]For the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
[b]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement		2040 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2013
Shares sold	987,304	$11,906,664	59,764	$628,581
Shares issued in reinvestment of distributions	150,718	1,873,931	323	3,602
Shares redeemed	(745,082)	(9,142,358)	(43)	(480)
Net increase (decrease)	392,940	$4,638,237	60,044	$631,703
Year ended December 31, 2012
Shares sold	915,145	$9,802,361
Shares issued in reinvestment of distributions	42,782	466,426
Shares redeemed	(446,223)	(4,801,079)
Net increase (decrease)	511,704	$5,467,708
Class C Shares:
Year ended December 31, 2013
Shares sold	474,238	$5,598,631	5,355	$58,311
Shares issued in reinvestment of distributions	43,059	524,390	35	388
Shares redeemed	(206,995)	(2,435,460)	(12)	(126)
Net increase (decrease)	310,302	$3,687,561	5,378	$58,573
Year ended December 31, 2012
Shares sold	324,592	$3,418,634
Shares issued in reinvestment of distributions	7,821	83,955
Shares redeemed	(138,121)	(1,450,776)
Net increase (decrease)	194,292	$2,051,813
Class R Shares:
Year ended December 31, 2013
Shares sold	94,627	$1,133,064	1,001	$10,011
Shares issued in reinvestment of distributions	8,728	108,350	—	—
Shares redeemed	(60,404)	(707,335)	(1)	(11)
Net increase (decrease)	42,951	$534,079	1,000	$10,000
Year ended December 31, 2012
Shares sold	189,898	$2,044,258
Shares issued in reinvestment of distributions	2,390	26,036
Shares redeemed	(86,795)	(929,559)
Net increase (decrease)	105,493	$1,140,735
Class R6 Shares:
Year ended December 31, 2013
Shares sold	189,345	$2,459,073	1,001	$10,010
Shares issued on reinvestment of distributions	6,576	84,768	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	195,921	$2,543,841	1,000	$10,000

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement		2040 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2013
Shares sold	46,997	$552,040	2,051	$20,862
Shares issued in reinvestment of distributions	6,402	80,118	10	109
Shares redeemed	(10,258)	(124,555)	(1)	(10)
Net increase (decrease)	43,141	$507,603	2,060	$20,961
Year ended December 31, 2012
Shares sold	31,436	$339,280
Shares issued in reinvestment of distributions	1,693	18,546
Shares redeemed	(16,215)	(176,925)
Net increase (decrease)	16,914	$180,901

aFor the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
bFor the period July 1, 2013 (commencement of operations) to December 31, 2013.

	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement		2050 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2013
Shares sold	747,089	$8,876,144	45,783	$476,936
Shares issued in reinvestment of distributions	92,952	1,149,783	202	2,257
Shares redeemed	(568,099)	(6,896,976)	(264)	(2,885)
Net increase (decrease)	271,942	$3,128,951	45,721	$476,308
Year ended December 31, 2012
Shares sold	729,972	$7,736,453
Shares issued in reinvestment of distributions	25,592	276,441
Shares redeemed	(328,318)	(3,477,005)
Net increase (decrease)	427,246	$4,535,889
Class C Shares:
Year ended December 31, 2013
Shares sold	287,349	$3,358,448	7,339	$79,409
Shares issued in reinvestment of distributions	22,204	267,425	49	541
Shares redeemed	(181,124)	(2,126,629)	(50)	(554)
Net increase (decrease)	128,429	$1,499,244	7,338	$79,396
Year ended December 31, 2012
Shares sold	248,172	$2,572,583
Shares issued in reinvestment of distributions	3,729	39,577
Shares redeemed	(225,513)	(2,319,839)
Net increase (decrease)	26,388	$292,321

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement		2050 Retirement
	Target Fund[a]		Target Fund[b]
	Shares	Amount	Shares	Amount
Class R Shares:
Year ended December 31, 2013
Shares sold	111,053	$1,317,814	1,001	$10,011
Shares issued in reinvestment of distributions	12,108	149,021	—	—
Shares redeemed	(73,906)	(861,437)	(1)	(11)
Net increase (decrease)	49,255	$605,398	1,000	$10,000
Year ended December 31, 2012
Shares sold	256,693	$2,753,768
Shares issued in reinvestment of distributions	3,247	34,940
Shares redeemed	(39,444)	(415,168)
Net increase (decrease)	220,496	$2,373,540
Class R6 Shares:
Year ended December 31, 2013
Shares sold	128,609	$1,666,219	1,001	$10,010
Shares issued on reinvestment of distributions	4,076	52,618	—	—
Shares redeemed	—	—	(1)	(10)
Net increase (decrease)	132,685	$1,718,837	1,000	$10,000
Advisor Class Shares:
Year ended December 31, 2013
Shares sold	33,641	$404,555	6,699	$69,591
Shares issued in reinvestment of distributions	3,845	48,028	54	600
Shares redeemed	(10,292)	(123,007)	(29)	(310)
Net increase (decrease)	27,194	$329,576	6,724	$69,881
Year ended December 31, 2012
Shares sold	23,620	$250,400
Shares issued in reinvestment of distributions	1,055	11,453
Shares redeemed	(23,964)	(260,048)
Net increase (decrease)	711	$1,805

[a]For the period May 1, 2013 (effective date) to December 31, 2013 for Class R6.
[b]For the period July 1, 2013 (commencement of operations) to December 31, 2013.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds’ shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

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Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015	2020	2025	2030
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$36,302	$3,013	$60,171	$3,950
CDSC retained	$1,982	$—	$2,235	$24

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035	2040	2045	2050
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$55,761	$2,361	$41,937	$1,195
CDSC retained	$1,240	$—	$1,653	$3

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015	2020	2025	2030
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Transfer agent fees	$41,292	$1,248	$72,970	$1,041

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035	2040	2045	2050
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Transfer agent fees	$70,226	$539	$81,173	$742

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Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

Effective May 1, 2013, Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the funds do not exceed 0.05%, and Class R6 does not exceed 0.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2014. Prior to May 1, 2013, the expenses for Class A, Class C, Class R and Advisor Class were limited to 0.15% for the Franklin LifeSmart 2015 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2013, there were no credits earned.

5. INCOME TAXES

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2013, the deferred post-October capital losses were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015	2025	2035	2040	2045
	Retirement	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund	Target Fund
Realized capital losses	$33,402	$28,766	$9,495	$15	$5,093

The tax character of distributions paid during the years ended December 31, 2013 and 2012, was as follows:

	Franklin LifeSmart		Franklin LifeSmart
	2015 Retirement		2020 Retirement
	Target Fund		Target Fund
	2013	2012	2013	2012
Distributions paid from:
Ordinary income	$1,809,218	$1,104,711	$28,479	$—
Long term capital gain	2,483,540	—	—	—
	$4,292,758	$1,104,711	$28,479	$—

160 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

	Franklin LifeSmart		Franklin LifeSmart
	2025 Retirement		2030 Retirement
	Target Fund		Target Fund
	2013	2012	2013	2012
Distributions paid from:
Ordinary income	$1,863,962	$867,363	$13,876	$—
Long term capital gain	2,111,104	—	—	—
	$3,975,066	$867,363	$13,876	$—

	Franklin LifeSmart		Franklin LifeSmart
	2035 Retirement		2040 Retirement
	Target Fund		Target Fund
	2013	2012	2013	2012
Distributions paid from:
Ordinary income	$1,174,006	$612,909	$6,613	$—
Long term capital gain	1,651,655	12,335	—	—
	$2,825,661	$625,244	$6,613	$—

	Franklin LifeSmart		Franklin LifeSmart
	2045 Retirement		2050 Retirement
	Target Fund		Target Fund
	2013	2012	2013	2012
Distributions paid from:
Ordinary income	$727,573	$380,728	$5,960	$—
Long term capital gain	1,041,929	—	—	—
	$1,769,502	$380,728	$5,960	$—

At December 31, 2013, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015	2020	2025	2030
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Cost of investments	$64,130,619	$2,421,245	$82,076,476	$1,425,414

Unrealized appreciation	$8,061,677	$95,579	$16,026,224	$56,165
Unrealized depreciation	(644,365)	(3,849)	(423,473)	(2,698)
Net unrealized appreciation
(depreciation)	$7,417,312	$91,730	$15,602,751	$53,467

Undistributed ordinary income	$22,676	$1,775	$27,710	$368
Undistributed long term capital gains	843,336	31,450	1,660,945	20,152
Distributable earnings	$866,012	$33,225	$1,688,655	$20,520

Annual Report | 161

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035	2040	2045	2050
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Cost of investments	$58,927,770	$685,860	$38,684,029	$553,560

Unrealized appreciation	$12,029,250	$37,598	$8,241,164	$39,014
Unrealized depreciation	(218,382)	(956)	(118,074)	(668)
Net unrealized appreciation
(depreciation)	$11,810,868	$36,642	$8,123,090	$38,346

Undistributed ordinary income	$19,239	$131	$12,964	$75
Undistributed long term capital gains	1,255,741	9,827	811,604	8,687
Distributable earnings	$1,274,980	$9,958	$824,568	$8,762

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from
Underlying Funds and ETFs and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2013, were as follows:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015	2020	2025	2030
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Purchases	$57,556,040	$2,930,345	$56,697,803	$1,521,854
Sales	$43,828,567	$510,863	$36,439,687	$96,812

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035	2040	2045	2050
	Retirement	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Purchases	$41,067,615	$759,588	$26,371,974	$640,858
Sales	$27,209,207	$73,937	$16,315,373	$87,258

7. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the

162 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

Funds are reduced on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the year ended December 31, 2013, were as follows:

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2015 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	—	16,424	470	15,954	$2,116,911	$—	$135,521	[b]	0.17%
Franklin DynaTech Fund, Class R6	55,475	76,296	12,931	118,840	5,379,875	—	215,499	[b]	0.26%
Franklin Flex Cap Growth Fund, Class R6	29,223	4,374	18,039	15,558	886,190	—	482,667	[b]	0.03%
Franklin Gold and Precious Metals Fund,
Advisor Class	16,743	—	16,743	—	—[c]	—	9,883		—
Franklin Growth Fund, Class R6	130,472	7,288	104,643	33,117	2,159,552	18,681	764,643		0.02%
Franklin Growth Opportunities Fund,
Class R6	35,960	7,694	6,385	37,269	1,153,833	—	59,488	[b]	0.13%
Franklin High Income Fund, Advisor Class	420,672	69,573	490,245	—	—[c]	11,078	62,098		—
Franklin International Growth Fund,
Class R6	—	19,651	1,007	18,644	211,425	932	295		0.07%
Franklin International Small Cap Growth
Fund, Class R6	89,796	132,228	40,638	181,386	4,095,700	34,632	83,355	[b]	0.23%
Franklin Limited Maturity U.S. Government
Securities Fund, Class R6	—	148,542	148,542	—	—[c]	21,066	(19,179)		—
Franklin Low Duration Total Return Fund,
Class R6	—	680,307	—	680,307	6,905,116	31,612	—		0.34%
Franklin MicroCap Value Fund, Class R6	23,978	14,533	14,300	24,211	978,624	4,016	134,537	[b]	0.17%
Franklin Pelagos Commodities Strategy
Fund	110,951	71,465	11,356	171,060	1,551,517	—	(8,662)		1.53%
Franklin Pelagos Managed Futures Strategy
Fund	9,602	13,502	6,322	16,782	135,427	—	(9,225)		1.14%
Franklin Real Estate Securities Fund,
Class R6	46,359	5,133	8,396	43,096	739,523	14,091	3,159		0.17%
Franklin Rising Dividends Fund, Class R6	102,988	17,065	18,281	101,772	4,926,788	57,283	35,153		0.03%
Franklin Small Cap Growth Fund,
Class R6	—	58,625	2,860	55,765	1,090,197	—	38,783	[b]	0.08%
Franklin Strategic Income Fund, Class R6	—	369,572	—	369,572	3,869,414	75,845	35,055	[b]	0.05%
Franklin Templeton Emerging Market Debt
Opportunities Fund	134,082	82,867	43,483	173,466	2,027,815	94,729	(5,494)[b]		0.34%
Franklin Total Return Fund, Class R6	469,595	307,691	777,286	—	—[c]	163,603	(54,862)		—
Franklin U.S. Government Securities Fund,
Class R6	913,633	667,232	345,615	1,235,250	7,992,068	296,727	(99,676)		0.11%
Franklin Utilities Fund, Class R6	127,058	29,150	23,127	133,081	2,000,209	64,939	7,487	[b]	0.04%

Annual Report | 163

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2015 Retirement
Target Fund (continued)
Institutional Fiduciary Trust Money Market
Portfolio	5,697,024	10,193,849	14,887,343	1,003,530	$1,003,530	$—	$—		0.01%
Mutual European Fund, Class R6	106,105	45,856	34,041	117,920	2,919,708	53,874	186,887	[b]	0.11%
Templeton China World Fund, Class R6	20,353	3,107	3,563	19,897	713,891	13,442	43,324	[b]	0.08%
Templeton Foreign Fund, Class R6	462,042	39,744	319,241	182,545	1,496,870	25,575	369,866	[b]	0.02%
Templeton Frontier Markets Fund,
Class R6	78,745	9,544	13,743	74,546	1,362,704	27,273	21,959	[b]	0.09%
Templeton Global Bond Fund,
Advisor Class	493,636	170,900	664,536	—	—[c]	47,844	426,467		—
Templeton Global Total Return Fund,
Class R6	—	819,718	22,120	797,598	10,759,601	393,033	(18,513)		0.13%
Total					$66,476,488	$1,450,275	$2,900,515

Franklin LifeSmart 2020 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	—	621	72	549	$72,886	$—	$3,000	[b]	0.01%
Franklin DynaTech Fund, Class R6	—	6,553	723	5,830	263,911	—	7,434	[b]	0.01%
Franklin Flex Cap Growth Fund, Class R6	—	1,032	238	794	45,225	—	4,909	[b]	—[d]
Franklin Growth Fund, Class R6	—	2,496	311	2,185	142,507	1,063	(334)		—[d]
Franklin Growth Opportunities Fund,
Class R6	—	1,935	218	1,717	53,163	—	856	[b]	0.01%
Franklin International Growth Fund,
Class R6	—	985	113	872	9,885	39	(25)		—[d]
Franklin International Small Cap Growth
Fund, Class R6	—	10,931	1,423	9,508	214,680	1,623	1,391	[b]	0.01%
Franklin Limited Maturity U.S. Government
Securities Fund, Class R6	—	2,903	2,903	—	—[c]	140	(1)		—
Franklin Low Duration Total Return Fund,
Class R6	—	15,784	—	15,784	160,203	691	—		0.01%
Franklin MicroCap Value Fund, Class R6	—	1,085	117	968	39,128	143	1,891	[b]	0.01%
Franklin Pelagos Commodities Strategy
Fund	—	4,131	716	3,415	30,978	—	(34)		0.03%
Franklin Pelagos Managed Futures Strategy
Fund	—	363	43	320	2,582	—	(7)		0.02%
Franklin Real Estate Securities Fund,
Class R6	—	2,297	260	2,037	34,953	325	(258)		0.01%
Franklin Rising Dividends Fund, Class R6	—	5,491	615	4,876	236,033	2,366	(689)		—[d]
Franklin Small Cap Growth Fund,
Class R6	—	2,642	293	2,349	45,922	—	1,159	[b]	—[d]
Franklin Strategic Income Fund, Class R6	—	10,115	1,094	9,021	94,455	1,346	802	[b]	—[d]
Franklin Templeton Emerging Market Debt
Opportunities Fund	—	4,155	453	3,702	43,271	1,794	129	[b]	0.01%

164 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End		End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year		Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2020 Retirement
Target Fund (continued)
Franklin Total Return Fund, Class R6	—	12,918	12,918	—	$	—[c]	$983	$1,171		—
Franklin U.S. Government Securities Fund,
Class R6	—	39,089	9,017	30,072		194,567	2,410	(257)		—[d]
Franklin Utilities Fund, Class R6	—	7,531	862	6,669		100,228	1,130	(488)[b]		—[d]
Mutual European Fund, Class R6	—	6,070	642	5,428		134,403	2,280	6,947	[b]	—[d]
Templeton China World Fund, Class R6	—	986	107	879		31,546	551	1,264	[b]	—[d]
Templeton Foreign Fund, Class R6	—	9,908	1,076	8,832		72,420	1,147	2,204	[b]	—[d]
Templeton Frontier Markets Fund,
Class R6	—	3,791	422	3,369		61,592	1,094	472	[b]	—[d]
Templeton Global Total Return Fund,
Class R6	—	21,065	2,356	18,709		252,391	4,538	(90)		—[d]
Total						$2,336,929	$23,663	$31,446

Franklin LifeSmart 2025 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	—	33,215	—	33,215		$4,407,289	$—	$263,929	[b]	0.36%
Franklin DynaTech Fund, Class R6	102,976	176,122	—	279,098		12,634,785	—	467,908	[b]	0.62%
Franklin Flex Cap Growth Fund, Class R6	48,954	7,830	25,397	31,387		1,787,789	—	761,816	[b]	0.05%
Franklin Gold and Precious Metals Fund,
Advisor Class	34,561	1,226	35,787	—		—[c]	—	(217,505)		—
Franklin Growth Fund, Class R6	226,351	19,160	173,736	71,775		4,680,445	39,697	1,182,502		0.05%
Franklin Growth Opportunities Fund,
Class R6	55,512	16,881	—	72,393		2,241,292	—	49,710	[b]	0.25%
Franklin High Income Fund, Advisor Class	225,968	2,640	228,608	—		—[c]	5,530	34,841		—
Franklin International Growth Fund,
Class R6	—	48,404	—	48,404		548,901	2,339	—		0.19%
Franklin International Small Cap Growth
Fund, Class R6	161,226	295,108	40,864	415,470		9,381,314	76,916	137,497	[b]	0.53%
Franklin Limited Maturity U.S. Government
Securities Fund, Class R6	—	67,607	67,607	—		—[c]	9,765	(9,048)		—
Franklin Low Duration Total Return Fund,
Class R6	—	354,640	—	354,640		3,599,595	16,088	—		0.18%
Franklin MicroCap Value Fund, Class R6	36,120	25,060	18,103	43,077		1,741,187	6,904	189,522	[b]	0.30%
Franklin Pelagos Commodities Strategy
Fund	193,321	26,025	105,240	114,106		1,034,943	—	(150,493)		1.02%
Franklin Pelagos Managed Futures Strategy
Fund	15,664	1,137	5,700	11,101		89,585	—	(11,001)		0.76%
Franklin Real Estate Securities Fund,
Class R6	72,550	13,052	—	85,602		1,468,939	26,406	—		0.34%
Franklin Rising Dividends Fund, Class R6	185,989	50,193	—	236,182		11,433,574	130,339	—		0.08%
Franklin Small Cap Growth Fund,
Class R6	—	147,850	—	147,850		2,890,469	—	90,727	[b]	0.22%

Annual Report | 165

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2025 Retirement
Target Fund (continued)
Franklin Strategic Income Fund,
Class R6	—	204,580	—	204,580	$2,141,958	$39,544	$19,405	[b]	0.03%
Franklin Templeton Emerging Market Debt
Opportunities Fund	80,454	37,102	20,162	97,394	1,138,535	49,457	203	[b]	0.19%
Franklin Total Return Fund, Class R6	242,174	109,300	351,474	—	—[c]	80,142	(7,418)		—
Franklin U.S. Government Securities Fund,
Class R6	545,845	369,077	194,947	719,975	4,658,239	152,389	(44,152)		0.06%
Franklin Utilities Fund, Class R6	216,256	69,884	—	286,140	4,300,681	131,518	9,936	[b]	0.09%
Institutional Fiduciary Trust Money Market
Portfolio	5,126,685	22,394,933	26,053,303	1,468,315	1,468,315	—	—		0.01%
Mutual European Fund, Class R6	191,211	85,303	32,633	243,881	6,038,499	110,661	326,483	[b]	0.22%
Templeton China World Fund, Class R6	35,729	8,424	—	44,153	1,584,224	29,541	66,988	[b]	0.18%
Templeton Foreign Fund, Class R6	768,491	77,586	504,959	341,118	2,797,164	47,329	504,470	[b]	0.04%
Templeton Frontier Markets Fund,
Class R6	124,051	23,821	—	147,872	2,703,099	52,287	20,293	[b]	0.18%
Templeton Global Bond Fund,
Advisor Class	256,730	45,239	301,969	—	—[c]	23,177	304,771		—
Templeton Global Total Return Fund,
Class R6	—	455,148	—	455,148	6,139,951	206,865	—		0.07%
Total					$90,910,772	$1,236,894	$3,991,384

Franklin LifeSmart 2030 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	—	436	7	429	$56,857	$—	$2,648	[b]	—[d]
Franklin DynaTech Fund, Class R6	—	4,461	93	4,368	197,720	—	5,696	[b]	0.01%
Franklin Flex Cap Growth Fund, Class R6	—	644	123	521	29,693	—	2,895	[b]	—[d]
Franklin Growth Fund, Class R6	—	1,516	73	1,443	94,099	622	2		—[d]
Franklin Growth Opportunities Fund,
Class R6	—	1,146	35	1,111	34,385	—	588	[b]	—[d]
Franklin International Growth Fund,
Class R6	—	772	—	772	8,755	29	—		—[d]
Franklin International Small Cap Growth
Fund, Class R6	—	7,014	343	6,671	150,634	987	1,005	[b]	0.01%
Franklin Limited Maturity U.S. Government
Securities Fund, Class R6	—	604	604	—	—[c]	16	(6)		—
Franklin Low Duration Total Return Fund,
Class R6	—	5,018	—	5,018	50,937	216	—		—[d]
Franklin MicroCap Value Fund, Class R6	—	735	—	735	29,689	92	1,265	[b]	0.01%
Franklin Pelagos Commodities Strategy
Fund	—	2,056	667	1,389	12,595	—	69		0.01%
Franklin Pelagos Managed Futures Strategy
Fund	—	194	60	134	1,079	—	(5)		0.01%

166 | Annual Report

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2030 Retirement
Target Fund (continued)
Franklin Real Estate Securities Fund,
Class R6	—	1,462	—	1,462	$25,096	$170	$—		0.01%
Franklin Rising Dividends Fund, Class R6	—	3,640	88	3,552	171,975	1,527	(65)		—[d]
Franklin Small Cap Growth Fund,
Class R6	—	2,356	55	2,301	44,990	—	1,097	[b]	—[d]
Franklin Strategic Income Fund, Class R6	—	2,848	—	2,848	29,818	375	270	[b]	—[d]
Franklin Templeton Emerging Market Debt
Opportunities Fund	—	1,395	—	1,395	16,309	574	41	[b]	—[d]
Franklin Total Return Fund, Class R6	—	3,155	3,155	—	—[c]	266	143		—
Franklin U.S. Government Securities Fund,
Class R6	—	9,895	783	9,112	58,957	664	(45)		—[d]
Franklin Utilities Fund, Class R6	—	4,727	137	4,590	68,991	688	3	[b]	—[d]
Mutual European Fund, Class R6	—	3,887	80	3,807	94,253	1,493	4,677	[b]	—[d]
Templeton China World Fund, Class R6	—	737	—	737	26,446	437	990	[b]	—[d]
Templeton Foreign Fund, Class R6	—	5,804	122	5,682	46,597	698	1,425	[b]	—[d]
Templeton Frontier Markets Fund,
Class R6	—	2,555	57	2,498	45,664	688	274	[b]	—[d]
Templeton Global Total Return Fund,
Class R6	—	6,475	150	6,325	85,329	1,271	(14)		—[d]
Total					$1,380,868	$10,813	$22,953

Franklin LifeSmart 2035 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	—	28,135	—	28,135	$3,733,213	$—	$220,747	[b]	0.30%
Franklin DynaTech Fund, Class R6	76,836	144,781	2,007	219,610	9,941,746	—	362,330	[b]	0.49%
Franklin Flex Cap Growth Fund, Class R6	39,715	8,738	21,379	27,074	1,542,154	—	616,548	[b]	0.04%
Franklin Gold and Precious Metals Fund,
Advisor Class	23,566	1,335	24,901	—	—[c]	—	(123,493)		—
Franklin Growth Fund, Class R6	171,818	25,631	134,697	62,752	4,092,049	34,260	835,721		0.04%
Franklin Growth Opportunities Fund,
Class R6	36,021	14,593	852	49,762	1,540,640	—	33,389	[b]	0.17%
Franklin High Income Fund, Advisor Class	100,301	1,171	101,472	—	—[c]	2,455	16,177		—
Franklin International Growth Fund,
Class R6	—	35,428	—	35,428	401,756	1,690	—		0.14%
Franklin International Small Cap Growth
Fund, Class R6	117,835	230,303	32,766	315,372	7,121,088	57,708	102,379	[b]	0.40%
Franklin Limited Maturity U.S. Government
Securities Fund, Class R6	—	31,606	31,606	—	—[c]	1,666	(3,885)		—
Franklin Low Duration Total Return Fund,
Class R6	—	174,229	—	174,229	1,768,424	7,962	—		0.09%
Franklin MicroCap Value Fund, Class R6	24,393	19,104	12,293	31,204	1,261,283	4,940	139,975	[b]	0.22%

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Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2035 Retirement
Target Fund (continued)
Franklin Pelagos Commodities Strategy
Fund	147,619	22,693	110,302	60,010	$544,293	$—	$(155,095)		0.54%
Franklin Pelagos Managed Futures Strategy
Fund	10,974	2,917	8,302	5,589	45,101	—	(16,024)		0.38%
Franklin Real Estate Securities Fund,
Class R6	53,600	15,560	1,167	67,993	1,166,758	20,218	123		0.27%
Franklin Rising Dividends Fund, Class R6	148,537	48,232	10,736	186,033	9,005,834	101,350	21,435		0.06%
Franklin Small Cap Growth Fund,
Class R6	—	104,302	—	104,302	2,039,104	—	63,175	[b]	0.15%
Franklin Strategic Income Fund, Class R6	—	97,149	—	97,149	1,017,149	19,040	9,215	[b]	0.01%
Franklin Templeton Emerging Market Debt
Opportunities Fund	48,611	20,722	19,968	49,365	577,079	25,733	(3,429)[b]		0.10%
Franklin Total Return Fund, Class R6	145,354	62,898	208,252	—	—[c]	42,032	(36,749)		—
Franklin U.S. Government Securities Fund,
Class R6	222,170	177,494	76,035	323,629	2,093,881	67,304	(20,051)		0.03%
Franklin Utilities Fund, Class R6	168,241	74,767	3,631	239,377	3,597,836	106,057	9,292	[b]	0.07%
Institutional Fiduciary Trust Money Market
Portfolio	2,234,051	18,485,227	19,757,003	962,275	962,275	—	—		0.01%
Mutual European Fund, Class R6	141,275	74,702	27,422	188,555	4,668,633	85,168	272,400	[b]	0.17%
Templeton China World Fund, Class R6	26,860	9,293	575	35,578	1,276,521	23,716	52,670	[b]	0.15%
Templeton Foreign Fund, Class R6	567,456	102,537	383,598	286,395	2,348,437	39,590	355,890	[b]	0.03%
Templeton Frontier Markets Fund,
Class R6	93,041	28,149	2,006	119,184	2,178,690	41,609	16,229	[b]	0.14%
Templeton Global Bond Fund,
Advisor Class	132,342	22,895	155,237	—	—[c]	11,305	56,383		—
Templeton Global Total Return Fund,
Class R6	—	219,743	2,685	217,058	2,928,103	98,378	(295)		0.04%
Total					$65,852,047	$792,181	$2,825,057

Franklin LifeSmart 2040 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	—	254	18	236	$31,371	$—	$1,494	[b]	—[d]
Franklin DynaTech Fund, Class R6	—	2,403	82	2,321	105,060	—	2,705	[b]	0.01%
Franklin Flex Cap Growth Fund, Class R6	—	413	129	284	16,182	—	1,728	[b]	—[d]
Franklin Growth Fund, Class R6	—	898	76	822	53,593	317	(8)		—[d]
Franklin Growth Opportunities Fund,
Class R6	—	559	26	533	16,491	—	289	[b]	—[d]
Franklin International Growth Fund,
Class R6	—	391	—	391	4,435	15	—		—[d]
Franklin International Small Cap Growth
Fund, Class R6	—	3,674	309	3,365	75,975	505	597	[b]	—[d]

168 | Annual Report

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Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End		End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year		Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2040 Retirement
Target Fund (continued)
Franklin Limited Maturity U.S. Government
Securities Fund, Class R6	—	207	207	—	$	—[c]	$14	$(6)		—
Franklin Low Duration Total Return Fund,
Class R6	—	1,711	—	1,711		17,365	70	—		—[d]
Franklin MicroCap Value Fund, Class R6	—	330	19	311		12,557	40	541	[b]	—[d]
Franklin Pelagos Commodities Strategy
Fund	—	1,212	662	550		4,991	—	42		—[d]
Franklin Pelagos Managed Futures Strategy
Fund	—	109	58	51		414	—	(5)		—[d]
Franklin Real Estate Securities Fund,
Class R6	—	764	43	721		12,380	89	(70)		—[d]
Franklin Rising Dividends Fund, Class R6	—	1,926	77	1,849		89,526	711	(53)		—[d]
Franklin Small Cap Growth Fund,
Class R6	—	1,132	82	1,050		20,533	—	511	[b]	—[d]
Franklin Strategic Income Fund, Class R6	—	1,045	72	973		10,183	138	78	[b]	—[d]
Franklin Templeton Emerging Market Debt
Opportunities Fund	—	468	—	468		5,471	198	14	[b]	—[d]
Franklin Total Return Fund, Class R6	—	1,260	1,260	—		—[c]	116	(8)		—
Franklin U.S. Government Securities Fund,
Class R6	—	3,674	593	3,081		19,937	256	(27)		—[d]
Franklin Utilities Fund, Class R6	—	2,644	171	2,473		37,169	399	(94)[b]		—[d]
Mutual European Fund, Class R6	—	2,023	101	1,922		47,599	674	2,082	[b]	—[d]
Templeton China World Fund, Class R6	—	406	20	386		13,860	202	463	[b]	—[d]
Templeton Foreign Fund, Class R6	—	3,128	183	2,945		24,148	320	656	[b]	—[d]
Templeton Frontier Markets Fund,
Class R6	—	1,366	85	1,281		23,412	363	154	[b]	—[d]
Templeton Global Total Return Fund,
Class R6	—	2,270	112	2,158		29,116	492	(19)		—[d]
Total						$671,768	$4,919	$11,064

Franklin LifeSmart 2045 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	—	18,169	—	18,169		$2,410,819	$—	$142,379	[b]	0.20%
Franklin DynaTech Fund, Class R6	59,554	102,472	5,667	156,359		7,078,388	—	257,581	[b]	0.35%
Franklin Flex Cap Growth Fund, Class R6	22,208	5,059	11,940	15,327		873,022	—	342,176	[b]	0.02%
Franklin Gold and Precious Metals Fund,
Advisor Class	16,009	1,427	17,436	—		—[c]	—	(91,355)		—
Franklin Growth Fund, Class R6	120,100	19,043	93,625	45,518		2,968,235	24,272	553,922		0.03%
Franklin Growth Opportunities Fund,
Class R6	19,286	8,206	—	27,492		851,159	—	18,629	[b]	0.10%
Franklin High Income Fund, Advisor Class	64,500	754	65,254	—		—[c]	1,579	10,187		—

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Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2045 Retirement
Target Fund (continued)
Franklin International Growth Fund,
Class R6	—	24,601	—	24,601	$278,978	$1,171	$—		0.10%
Franklin International Small Cap Growth
Fund, Class R6	79,541	163,301	21,562	221,280	4,996,503	40,382	72,973	[b]	0.28%
Franklin Limited Maturity U.S. Government
Securities Fund, Class R6	—	19,891	19,891	—	—[c]	2,647	(2,421)		—
Franklin Low Duration Total Return Fund,
Class R6	—	89,366	—	89,366	907,062	4,062	—		—[d]
Franklin MicroCap Value Fund, Class R6	14,172	10,783	7,184	17,771	718,299	2,810	86,585	[b]	0.13%
Franklin Pelagos Commodities Strategy
Fund	104,527	18,720	89,192	34,055	308,880	—	(127,725)		0.30%
Franklin Pelagos Managed Futures Strategy
Fund	7,355	3,487	7,683	3,159	25,491	—	(14,335)		0.22%
Franklin Real Estate Securities Fund,
Class R6	29,133	9,409	—	38,542	661,384	11,585	—		0.15%
Franklin Rising Dividends Fund, Class R6	103,292	36,240	4,091	135,441	6,556,708	72,055	7,663		0.04%
Franklin Small Cap Growth Fund,
Class R6	—	70,051	—	70,051	1,369,488	—	42,396	[b]	0.10%
Franklin Strategic Income Fund, Class R6	—	45,777	—	45,777	479,280	8,737	4,250	[b]	0.01%
Franklin Templeton Emerging Market Debt
Opportunities Fund	28,073	8,046	13,103	23,016	269,058	11,975	(2,289)[b]		0.05%
Franklin Total Return Fund, Class R6	75,717	19,025	94,742	—	—[c]	19,655	(28,788)		—
Franklin U.S. Government Securities Fund,
Class R6	115,502	67,896	30,262	153,136	990,789	32,309	(8,303)		0.01%
Franklin Utilities Fund, Class R6	114,258	54,885	—	169,143	2,542,225	74,871	5,664	[b]	0.05%
Institutional Fiduciary Trust Money Market
Portfolio	1,599,483	12,373,729	13,643,729	329,483	329,483	—	—		—[d]
Mutual European Fund, Class R6	93,112	52,115	17,110	128,117	3,172,169	57,498	187,871	[b]	0.11%
Templeton China World Fund, Class R6	19,020	7,197	—	26,217	940,658	17,337	39,315	[b]	0.11%
Templeton Foreign Fund, Class R6	410,113	91,677	262,278	239,512	1,964,002	32,851	228,591	[b]	0.03%
Templeton Frontier Markets Fund,
Class R6	60,461	19,874	—	80,335	1,468,525	28,037	10,882	[b]	0.10%
Templeton Global Bond Fund,
Advisor Class	67,366	11,990	79,356	—	—[c]	5,936	3,256		—
Templeton Global Total Return Fund,
Class R6	—	104,863	—	104,863	1,414,597	47,391	—		—[d]
Total					$43,575,202	$497,160	$1,739,104

Franklin LifeSmart 2050 Retirement
Target Fund
Franklin Biotechnology Discovery Fund,
Class R6	—	198	16	182	$24,157	$—	$1,293	[b]	—[d]
Franklin DynaTech Fund, Class R6	—	2109	187	1922	87,014	—	2,456	[b]	—[d]
Franklin Flex Cap Growth Fund, Class R6	—	313	121	192	10,948	—	1,256	[b]	—[d]
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Notes to Financial Statements (continued)

7. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value at		Realized		Outstanding
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital		Held at End
Underlying Funds	of Year[a]	Additions	Reductions	of Year	Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2050 Retirement
Target Fund (continued)
Franklin Growth Fund, Class R6	—	826	95	731	$47,687	$312	$(64)		—[d]
Franklin Growth Opportunities Fund,
Class R6	—	384	25	359	11,108	—	216	[b]	—[d]
Franklin International Growth Fund,
Class R6	—	358	—	358	4,065	16	—		—[d]
Franklin International Small Cap Growth
Fund, Class R6	—	3248	475	2773	62,620	465	491	[b]	—[d]
Franklin Limited Maturity U.S. Government
Securities Fund, Class R6	—	209	209	—	—[c]	—	(6)		—
Franklin Low Duration Total Return Fund,
Class R6	—	1238	—	1238	12,562	56	—		—[d]
Franklin MicroCap Value Fund, Class R6	—	223	19	204	8,256	29	402	[b]	—[d]
Franklin Pelagos Commodities Strategy
Fund	—	1287	836	451	4,088	—	94		—[d]
Franklin Pelagos Managed Futures Strategy
Fund	—	108	64	44	351	—	(5)		—[d]
Franklin Real Estate Securities Fund,
Class R6	—	552	43	509	8,736	77	(53)		—[d]
Franklin Rising Dividends Fund, Class R6	—	1763	155	1608	77,837	684	(188)		—[d]
Franklin Small Cap Growth Fund,
Class R6	—	923	55	868	16,977	—	469	[b]	—[d]
Franklin Strategic Income Fund, Class R6	—	701	—	701	7,344	111	66	[b]	—[d]
Franklin Templeton Emerging Market Debt
Opportunities Fund	—	315	—	315	3,688	149	11	[b]	—[d]
Franklin Total Return Fund, Class R6	—	1008	1008	—	—[c]	110	11		—
Franklin U.S. Government Securities Fund,
Class R6	—	2828	778	2050	13,264	199	(27)		—[d]
Franklin Utilities Fund, Class R6	—	2319	206	2113	31,758	409	(119)[b]		—[d]
Mutual European Fund, Class R6	—	1762	122	1640	40,608	646	1,978	[b]	—[d]
Templeton China World Fund, Class R6	—	362	25	337	12,080	197	448	[b]	—[d]
Templeton Foreign Fund, Class R6	—	3359	244	3115	25,543	379	759	[b]	—[d]
Templeton Frontier Markets Fund,
Class R6	—	1110	113	997	18,224	315	135	[b]	—[d]
Templeton Global Total Return Fund,
Class R6	—	1467	150	1317	17,760	367	(22)		—[d]
Total					$546,675	$4,521	$9,601

aEffective May 1, 2013, the Underlying Fund’s shares were exchanged from Advisor Class to Class R6, if applicable. bIncludes realized gain distributions received. cAs of December 31, 2013, no longer held by the fund. dRounds to less than 0.01%.

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Notes to Financial Statements (continued)

8. SPECIAL SERVICING AGREEMENT

The Franklin LifeSmart 2015 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, and Franklin LifeSmart 2045 Retirement Target Fund participated in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds’ expenses (other than any asset allocation and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the year ended December 31, 2013 is noted in the Statements of Operations. Effective May 1, 2013, the SSA was discontinued until further notice and approval by the Board.

9. CREDIT FACILITY

The Franklin LifeSmart 2015 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, and Franklin LifeSmart 2045 Retirement Target Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matured on February 14, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015. The Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, and Franklin LifeSmart 2050 Retirement Target Fund began participating in the Global Credit Facility on February 14, 2014.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the year ended December 31, 2013, the Franklin LifeSmart 2015 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, and Franklin LifeSmart 2045 Retirement Target Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable

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Notes to Financial Statements (continued)

10. FAIR VALUE MEASUREMENTS (continued)

inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2013, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart 2015 Retirement Target Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$68,857,457	$1,686,944	$—	$70,544,401
Short Term Investments	1,003,530	—	—	1,003,530
Total Investments in Securities	$69,860,987	$1,686,944	$—	$71,547,931
Franklin LifeSmart 2020 Retirement Target Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$2,479,415	$33,560	$—	$2,512,975
Franklin LifeSmart 2025 Retirement Target Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$95,086,384	$1,124,528	$—	$96,210,912
Short Term Investments	1,468,315	—	—	1,468,315
Total Investments in Securities	$96,554,699	$1,124,528	$—	$97,679,227
Franklin LifeSmart 2030 Retirement Target Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$1,465,207	$13,674	$—	$1,478,881
Franklin LifeSmart 2035 Retirement Target Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$69,186,969	$589,394	$—	$69,776,363
Short Term Investments	962,275	—	—	962,275
Total Investments in Securities	$70,149,244	$589,394	$—	$70,738,638

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Notes to Financial Statements (continued)

10. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart 2040 Retirement Target Fund
Assets:
Investments in Securities
Investments in Underlying Funds and
Exchange Traded Funds[a]	$717,097	$5,405	$—	$722,502
Franklin LifeSmart 2045 Retirement Target Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$46,143,265	$334,371	$—	$46,477,636
Short Term Investments	329,483	—	—	329,483
Total Investments in Securities	$46,472,748	$334,371	$—	$46,807,119
Franklin LifeSmart 2050 Retirement Target Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$587,467	$4,439	$—	$591,906

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statements of Investments.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin LifeSmart 2015 Retirement Target Fund, Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, and Franklin LifeSmart 2050 Retirement Target Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 14, 2014

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2013:

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2015 Retirement	2025 Retirement	2035 Retirement	2045 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
$2,483,540	$2,111,105	$1,651,655	$1,041,929

     Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount no less than the following amounts as short term capital gain dividends for purposes imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31,

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
$434,332	$621	$638,285	$242

Franklin LifeSmart	Franklin LifeSmart		Franklin LifeSmart
2035 Retirement	2040 Retirement		2045 Retirement
Target Fund	Target Fund		Target Fund
$425,675	$253		$250,795

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2013:

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
8.05%	16.63%	16.63%	21.23%

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
20.52%	22.33%	24.12%	24.32%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2013:

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
342,067	12,559	717,361	7,965

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund
559,731	3,926	400,448	3,843

176 | Annual Report

Franklin Templeton Fund Allocator Series

Tax Information (unaudited) (continued)

Distributions, including qualified dividend income, paid during calendar year 2013 will be reported to shareholders on Form 1099-DIV by mid-February 2014. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2013, the Funds, a qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 27, 2013, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6, and Advisor Class shareholders of record.

	Foreign Tax	Foreign Source	Foreign Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share

Franklin LifeSmart 2015 Retirement Target Fund
Class A	$0.0033	$0.1049	$0.0191
Class C	$0.0033	$0.1049	$0.0191
Class R	$0.0033	$0.1049	$0.0191
Class R6	$0.0033	$0.1049	$0.0191
Advisor Class	$0.0033	$0.1049	$0.0191
Franklin LifeSmart 2020 Retirement Target Fund
Class A	$0.0028	$0.0483	$0.0205
Class C	$0.0028	$0.0483	$0.0205
Class R	$0.0028	$0.0483	$0.0205
Class R6	$0.0028	$0.0483	$0.0205
Advisor Class	$0.0028	$0.0483	$0.0205
Franklin LifeSmart 2025 Retirement Target Fund
Class A	$0.0043	$0.0736	$0.0295
Class C	$0.0043	$0.0736	$0.0295
Class R	$0.0043	$0.0736	$0.0295
Class R6	$0.0043	$0.0736	$0.0295
Advisor Class	$0.0043	$0.0736	$0.0295
Franklin LifeSmart 2030 Retirement Target Fund
Class A	$0.0030	$0.0438	$0.0222
Class C	$0.0030	$0.0438	$0.0222
Class R	$0.0030	$0.0438	$0.0222
Class R6	$0.0030	$0.0438	$0.0222
Advisor Class	$0.0030	$0.0438	$0.0222
Franklin LifeSmart 2035 Retirement Target Fund
Class A	$0.0046	$0.0677	$0.0319
Class C	$0.0046	$0.0677	$0.0319
Class R	$0.0046	$0.0677	$0.0319
Class R6	$0.0046	$0.0677	$0.0319
Advisor Class	$0.0046	$0.0677	$0.0319

Annual Report | 177

Franklin Templeton Fund Allocator Series

Tax Information (unaudited) (continued)

	Foreign Tax	Foreign Source	Foreign Qualified
Class	Paid Per Share	Income Per Share	Dividends Per Share

Franklin LifeSmart 2040 Retirement Target Fund
Class A	$0.0029	$0.0412	$0.0210
Class C	$0.0029	$0.0412	$0.0210
Class R	$0.0029	$0.0412	$0.0210
Class R6	$0.0029	$0.0412	$0.0210
Advisor Class	$0.0029	$0.0412	$0.0210
Franklin LifeSmart 2045 Retirement Target Fund
Class A	$0.0048	$0.0647	$0.0346
Class C	$0.0048	$0.0647	$0.0346
Class R	$0.0048	$0.0647	$0.0346
Class R6	$0.0048	$0.0647	$0.0346
Advisor Class	$0.0048	$0.0647	$0.0346
Franklin LifeSmart 2050 Retirement Target Fund
Class A	$0.0033	$0.0440	$0.0235
Class C	$0.0033	$0.0440	$0.0235
Class R	$0.0033	$0.0440	$0.0235
Class R6	$0.0033	$0.0440	$0.0235
Advisor Class	$0.0033	$0.0440	$0.0235

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Funds’ distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2014, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2013. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2013 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limita-
tion calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to
Form 1116 for more information.

178 | Annual Report

Franklin Templeton Fund Allocator Series

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1995	141	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	114	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
(global energy company) (1989-2009),
Hewlett-Packard Company (technology
company) (1996-2002), Safeway, Inc.
(grocery retailer) (1991-1998) and
TransAmerica Corporation (insurance
company) (1989-1999).
Principal Occupation During at Least the Past 5 Years:
Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012); and formerly,
Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer,
AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 1998	141	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
allied products) (1994-2013), RTI
International Metals, Inc. (manu-
facture and distribution of titanium),
Canadian National Railway (railroad)
and White Mountains Insurance
Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet
(1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

Annual Report | 179

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
J. Michael Luttig (1954)	Trustee	Since 2009	141	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	141	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (until 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	141	Cbeyond, Inc. (business communica-
One Franklin Parkway				tions provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
				(2010-2012) and The Washington
				Post Company (education and media
				organization).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (July 2012); and
formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President –
Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004);
Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	114	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
		2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

180 | Annual Report

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	152	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	141	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee	since June 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Annual Report | 181

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; and officer of 46 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC;
and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since March 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since March 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments;
and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton
Group of Funds (2004-2013).

182 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin
Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc.
(Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Fund.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a
Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an under-
standing of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Annual Report | 183

Franklin Templeton Fund Allocator Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

184 | Annual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | **ASSET ALLOCATION** | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2014 Franklin Templeton Investments. All rights reserved.

RTF A 02/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $335,156 for the fiscal year ended December 31, 2013 and $267,252 for the fiscal year ended December 31, 2012.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $6,930 for the fiscal year ended December 31, 2013 and $4,600 for the fiscal year ended December 31, 2012. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and requirements on local country’s self certification forms.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2013 and $4,122 for the fiscal year ended December 31, 2012. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $39,194 for the fiscal year ended December 31, 2013 and $148,328 for the fiscal year ended December 31, 2012. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e)(2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).
(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,124 for the fiscal year ended December 31, 2013 and $157,050 for the fiscal year ended December 31, 2012.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. Item 6. Schedule of Investments.	N/A N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no changes in the

Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 27, 2014

By /s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date February 27, 2014